UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

One Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Opportunity Funds One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2014 to April 30, 2015

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2015
  (unaudited)

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2015 (unaudited)

June 26, 2015

Dear Shareholder:

We are pleased to present this Semi-annual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund"), for the six-month period ended April 30, 2015.

Performance Summary
11/1/2014 – 04/30/2015

Fund & Benchmark	Performance
Class I1	18.17%
Class A1,2	17.96%
Class C1,2	17.48%
Credit Suisse Managed Futures Liquid Index[3]	18.67%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review:

The six-month period ended April 30, 2015 was a positive one for managed futures strategies, with the Credit Suisse Managed Futures Liquid Index, the Fund's benchmark, returning 18.67% for the period.

Within currencies, the dollar generally continued to strengthen against foreign currencies in Q4 of 2014. In Q1 of 2015, EUR continued to lose ground against the USD as Europe expanded its monetary easing policy to counter weaker than expected inflation data and stimulate growth in the region.

In fixed income, yield compression continued through Q4 of 2014 on deflationary pressures and in Q1 of 2015, rates continued their downward trajectory amid reflationary pressure and growth concerns in the Eurozone.

Within commodities, oil prices started a prolonged descent in the second half of 2014 and dropped to a multi-year low in Q1 2015 after OPEC announced it would not cut production despite excess supply.

Developed equity markets broadly continued their upward trend throughout the first quarter of 2015, which was only briefly interrupted by a few short-term sell-offs in October and around year-end amid growth concerns particularly in Europe and China and a potential spillover effect to the U.S.

1

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Strategic Review and Outlook:

For the semi-annual period ended April 30, 2015, the Fund's Class I shares returned 18.17% versus a return of 18.67% for the Credit Suisse Managed Futures Liquid Index.

Currencies contributed the most to fund performance, particularly due to profits from Canadian Dollar, Euro and British Pound positions. Fixed income also contributed to Fund performance as all positions — especially US Treasury and Long Gilt futures — contributed positively. Commodities also contributed positively to performance despite precious metals (which was the sole commodities detractor for the period). Equity positions were slightly positive for the period with Hang Seng and Nikkei positions adding the most to performance. European and U.S. equities had a particularly difficult October and December as equity market volatility increased, which caused both positions to detract from Fund performance.

In general, the managed futures strategy is designed to profit from both upward and downward trending markets across several asset classes, including commodities, bonds, equities and currencies. We continue to believe that the unique return profile of Managed Futures can appeal to investors searching for meaningful portfolio diversifiers that seek to mitigate risk and provide uncorrelated returns.

The Credit Suisse Alternative Liquid Trading Strategies Team

Dr. Sid Browne
Mark Nodelman
Jonathan Sheridan
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, derivatives risk, risks of investing in other funds, exchange-traded notes risk, credit risk, foreign securities risk, interest rate

2

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

risk, market risk, model and style risk, forwards risk, futures contracts risk, index/tracking error risk, portfolio turnover risk, leveraging risk, swap agreements risk, small-and mid-cap stock risk, speculative exposure risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was 11.75%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 16.48%.

3  The Credit Suisse Managed Futures Liquid Index is currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology. The index does not have transaction cost and investors cannot invest directly in the index.

3

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Average Annual Returns as of April 30, 20151

	1 Year	Since Inception[2]
Class I	28.35%	11.24%
Class A Without Sales Charge	28.04%	11.01%
Class A With Maximum Sales Charge	21.33%	8.74%
Class C Without CDSC	26.93%	10.13%
Class C With CDSC	25.93%	10.13%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.44% for Class I shares, 1.66% for Class A shares and 2.43% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements excluding interest expense are 1.34% for Class I shares, 1.56% for Class A shares and 2.33% for Class C shares.

1   Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Inception Date September 28, 2012.

4

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2015.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Managed Futures Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2015

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,181.70	$1,179.60	$1,174.80
Expenses Paid per $1,000*	$7.25	$8.43	$12.56
Hypothetical 5% Fund Return
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,018.15	$1,017.06	$1,013.24
Expenses Paid per $1,000*	$6.71	$7.80	$11.63
	Class I	Class A	Class C
Annualized Expense Ratios*	1.34%	1.56%	2.33%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Sector Breakdown*

Short-term Investment[1]	100.00%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2015, if applicable.

6

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
April 30, 2015 (unaudited)

Par (000)		Maturity	Rate%	Value
SHORT-TERM INVESTMENT (83.8%)
$91,615	State Street Bank and Trust Co. Euro Time Deposit (Cost $91,615,000)	05/01/15	0.010	$91,615,000
TOTAL INVESTMENTS AT VALUE (83.8%) (Cost $91,615,000)				91,615,000
OTHER ASSETS IN EXCESS OF LIABILITIES (16.2%)				17,714,478
NET ASSETS (100.0%)				$109,329,478
Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Index Contracts Hang Seng Index Futures	HKD	May 2015	83	$15,047,541	$64,375
EURO Stoxx 50 Index Futures	EUR	Jun 2015	196	7,836,319	(145,878)
FTSE 100 Index Futures	GBP	Jun 2015	111	11,819,435	279,339
Nikkei 225 Index Futures OSE	JPY	Jun 2015	53	8,640,679	316,055
S&P 500 E Mini Index Futures	USD	Jun 2015	99	10,290,555	38,090
					$551,981
Interest Rate Contracts 10YR JGB Mini Futures	JPY	Jun 2015	332	40,990,223	$25,451
10YR U.S. Treasury Note Futures	USD	Jun 2015	138	17,715,750	6,997
German EURO Bund Futures	EUR	Jun 2015	173	30,377,099	(71,679)
Long Gilt Futures	GBP	Jun 2015	104	18,878,172	(288,520)
					$(327,751)
Contracts to Sell
Foreign Exchange Contracts AUD Currency Futures	USD	Jun 2015	(214)	(16,897,440)	$(682,334)
CAD Currency Futures	USD	Jun 2015	(204)	(16,866,720)	(866,527)
EUR Currency Futures	USD	Jun 2015	(202)	(28,446,650)	(1,426,781)
GBP Currency Futures	USD	Jun 2015	(280)	(26,869,500)	(583,891)
JPY Currency Futures	USD	Jun 2015	(174)	(18,222,150)	(120,397)
					$(3,679,930)
Net unrealized appreciation (depreciation)					$(3,455,700)

See Accompanying Notes to Consolidated Financial Statements.
7

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
GBP	$829,405	05/22/15	Barclays Bank	10YR Long Gilt Futures	Fixed Rate	$(3,941)
USD	$18,832,302	05/26/15	Barclays Bank	10YR U.S. Treasury Futures	Fixed Rate	38,823
EUR	$4,077,788	06/03/15	Barclays Bank	EURO Bund Futures	Fixed Rate	(4,021)
USD	$5,789,863	05/18/15	Goldman Sachs	Fixed Rate	Bloomberg Industrial Metals Index	(311,400)
USD	$8,068,623	05/18/15	Goldman Sachs	Fixed Rate	Bloomberg Precious Metals Index	100,291
USD	$9,260,620	05/18/15	Goldman Sachs	Fixed Rate	Bloomberg Agriculture Index	131,067
USD	$5,491,043	05/18/15	Goldman Sachs	Fixed Rate	Bloomberg Energy Index	(160,590)
						$(209,771)

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2015 (unaudited)

Assets
Investments at value (Cost $91,615,000) (Note 2)	$91,615,000
Cash	892
Foreign currency at value (cost $310,850)	320,386
Cash segregated at brokers for futures contracts and swap contracts (Note 2)	19,845,318
Unrealized appreciation on open swap contracts (Note 2)	270,181
Receivable for fund shares sold	191,405
Interest receivable	26
Prepaid expenses	30,025
Total assets	112,273,233
Liabilities
Investment advisory fee payable (Note 3)	85,548
Administrative services fee payable (Note 3)	8,120
Shareholder servicing/Distribution fee payable (Note 3)	9,348
Variation margin payable on futures contracts (Note 2)	2,076,210
Unrealized depreciation on open swap contracts (Note 2)	479,952
Payable for fund shares redeemed	163,102
Net payable for terminated total return swap contracts	77,284
Trustees' fee payable	7,550
Accrued expenses	36,641
Total liabilities	2,943,755
Net Assets
Capital stock, $.001 par value (Note 6)	9,074
Paid-in capital (Note 6)	95,817,063
Accumulated net investment loss	(663,093)
Accumulated net realized gain from futures contracts, swap contracts and foreign currency transactions	17,786,039
Net unrealized depreciation from futures contracts, swap contracts and foreign currency translations	(3,619,605)
Net assets	$109,329,478
I Shares
Net assets	$74,066,042
Shares outstanding	6,136,392
Net asset value, offering price and redemption price per share	$12.07
A Shares
Net assets	$32,472,610
Shares outstanding	2,700,364
Net asset value and redemption price per share	$12.03
Maximum offering price per share (net asset value/(1-5.25%))	$12.70
C Shares
Net assets	$2,790,826
Shares outstanding	236,878
Net asset value and offering price per share	$11.78

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2015 (unaudited)

Investment Income
Interest	$7,023
Total investment income	7,023
Expenses
Investment advisory fees (Note 3)	433,496
Administrative services fees (Note 3)	47,055
Shareholder servicing/Distribution fees (Note 3)
Class A	15,088
Class C	10,343
Custodian fees	32,907
Registration fees	27,651
Audit and tax fees	25,879
Legal fees	22,253
Printing fees (Note 3)	21,242
Trustees' fees	14,076
Transfer agent fees (Note 3)	11,048
Commitment fees (Note 4)	693
Insurance expense	688
Interest expense (Note 4)	574
Miscellaneous expense	2,774
Total expenses	665,767
Less: fees waived (Note 3)	(41,863)
Net expenses	623,904
Net investment loss	(616,881)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from futures contracts	16,812,436
Net realized gain from swap contracts	3,965,918
Net realized loss from foreign currency transactions	(2,436)
Net change in unrealized appreciation (depreciation) from investments	(2,441)
Net change in unrealized appreciation (depreciation) from futures contracts	(7,444,372)
Net change in unrealized appreciation (depreciation) from swap contracts	(298,567)
Net change in unrealized appreciation (depreciation) from foreign currency translations	49,049
Net realized and unrealized gain from investments, futures contracts, swap contracts and foreign currency related items	13,079,587
Net increase in net assets resulting from operations	$12,462,706

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014
From Operations
Net investment loss	$(616,881)	$(1,030,691)
Net realized gain from investments, futures contracts, swap contracts and foreign currency transactions	20,775,918	3,149,596
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(7,696,331)	3,130,247
Net increase in net assets resulting from operations	12,462,706	5,249,152
From Dividends and Distributions
Dividends from net investment income
Class I	(255,480)	—
Class A	(1,885)	—
Distributions from net realized gains
Class I	(4,063,363)	(873,874)
Class A	(196,884)	(160,800)
Class C	(79,245)	(30,498)
Net decrease in net assets resulting from dividends and distributions	(4,596,857)	(1,065,172)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	43,417,039	42,426,721
Reinvestment of dividends and distributions	4,589,750	1,065,172
Net asset value of shares redeemed	(20,585,393)	(7,050,750)[1]
Net increase in net assets from capital share transactions	27,421,396	36,441,143
Net increase in net assets	35,287,245	40,625,123
Net Assets
Beginning of period	74,042,233	33,417,110
End of period	$109,329,478	$74,042,233
Undistributed (accumulated) net investment income (loss)	$(663,093)	$211,153

1  Net of $7 of redemption fees retained by the Fund.

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.85[2]	$10.36	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.08)	(0.17)	(0.17)	(0.01)
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.97	0.95	0.77	(0.23)
Total from investment operations	1.89	0.78	0.60	(0.24)
REDEMPTION FEES	—	0.00[4]	0.00[3]	0.00
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.04)	—	—	—
Distributions from net realized gains	(0.63)	(0.29)	—	—
Total dividends and distributions	(0.67)	(0.29)	—	—
Net asset value, end of period	$12.07	$10.85[2]	$10.36	$9.76
Total return[5]	18.17%	7.73%	6.15%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$74,066	$69,190	$26,794	$21,768
Ratio of net expenses to average net assets	1.34%[6]	1.71%	1.70%	1.70%[6]
Ratio of expenses to average net assets excluding interest expense	1.34%[6]	1.70%	1.70%	1.70%[6]
Ratio of net investment loss to average net assets	(1.32)%[6]	(1.68)%	(1.64)%	(1.69)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%[6]	0.10%	1.10%	3.01%[6]
Portfolio turnover rate	—	—	—	—

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $0.01 per share.

5  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.80	$10.35	$9.76	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.09)	(0.20)	(0.20)	(0.02)
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.96	0.94	0.79	(0.22)
Total from investment operations	1.87	0.74	0.59	(0.24)
REDEMPTION FEES	—	0.00[3]	0.00[3]	0.00
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.01)	—	—	—
Distributions from net realized gains	(0.63)	(0.29)	—	—
Total dividends and distributions	(0.64)	(0.29)	—	—
Net asset value, end of period	$12.03	$10.80	$10.35	$9.76
Total return[4]	17.96%	7.35%	6.05%	(2.40)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$32,473	$3,294	$5,824	$98
Ratio of net expenses to average net assets	1.56%[5]	1.96%	1.95%	1.95%[5]
Ratio of expenses to average net assets excluding interest expense	1.56%[5]	1.95%	1.95%	1.95%[5]
Ratio of net investment loss to average net assets	(1.55)%[5]	(1.93)%	(1.90)%	(1.94)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%[5]	0.10%	1.10%	3.01%[5]
Portfolio turnover rate	—	—	—	—

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.62	$10.25	$9.75	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.13)	(0.27)	(0.27)	(0.02)
Net gain (loss) on investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	1.92	0.93	0.77	(0.23)
Total from investment operations	1.79	0.66	0.50	(0.25)
REDEMPTION FEES	—	0.00[3]	0.00[3]	0.00
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.63)	(0.29)	—	—
Total dividends and distributions	(0.63)	(0.29)	—	—
Net asset value, end of period	$11.78	$10.62	$10.25	$9.75
Total return[4]	17.48%	6.62%	5.13%	(2.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,791	$1,558	$800	$98
Ratio of net expenses to average net assets	2.33%[5]	2.71%	2.70%	2.70%[5]
Ratio of expenses to average net assets excluding interest expense	2.33%[5]	2.70%	2.70%	2.70%[5]
Ratio of net investment loss to average net assets	(2.32)%[5]	(2.68)%	(2.64)%	(2.70)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.10%[5]	0.10%	1.10%	3.01%[5]
Portfolio turnover rate	—	—	—	—

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve an investment result that corresponds generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2015, the Fund held $11,014,252 in the Subsidiary, representing 10.1% of the Fund's consolidated net assets. See the Consolidated Schedule of Investments for securities held through the Subsidiary. For the six months ended April 30, 2015, the net realized gain on securities held in the Subsidiary was $3,235,506.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

15

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services-Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been

16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Short-term Investment	$—	$91,615,000	$—	$91,615,000
	$—	$91,615,000	$—	$91,615,000
Other Financial Instruments*
Futures Contracts	$730,307	$—	$—	$730,307
Swap Contracts	—	270,181	—	270,181
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$4,186,007	$—	$—	$4,186,007
Swap Contracts	—	479,952	—	479,952

*Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund also invests indirectly in derivative instruments through the Subsidiary. For the six months ended April 30, 2015, the consolidated Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2015

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign Exchange Contracts	Unrealized appreciation on futures contracts	$—		Unrealized depreciation on futures contracts	$3,679,930	*
Index Contracts	Unrealized appreciation on futures contracts	697,859	*	Unrealized depreciation on futures contracts	145,878	*
Interest Rate Contracts	Unrealized appreciation on futures contracts	32,448	*	Unrealized depreciation on futures contracts	360,199
Commodity Index Return Contracts	Unrealized appreciation on open swap contracts	270,181		Unrealized depreciation on open swap contracts	479,952
		$1,000,488			$4,665,959

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Assets and Liabilities and Notes to Consolidated Financial Statements. Only the current day's variation margin is reported within the Consolidated Statement of Assets and Liabilities.

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Consolidated Statement of Operations

	Location	Realized Gain/Loss	Location	Unrealized Appreciation/ Depreciation
Foreign Exchange Contracts	Net realized gain from futures contracts	$13,358,693	Net change in unrealized appreciation (depreciation) from futures contracts	$(6,544,542)
Equity Contracts	Net realized gain from futures contracts	—	Net change in unrealized appreciation (depreciation) from futures contracts	30,861
Index Contracts	Net realized gain from futures contracts	367,863	Net change in unrealized appreciation (depreciation) from futures contracts	525,321
Interest Rate Contracts	Net realized gain from futures contracts	3,085,880	Net change in unrealized appreciation (depreciation) from futures contracts	(1,425,151)
Commodity Index Return Contracts	Net realized gain from swap contracts	3,965,918	Net change in unrealized appreciation (depreciation) from swap contracts	(329,428)
		$20,778,354		$(7,742,939)

The notional amount of futures contracts and swap contracts at the six months ended April 30, 2015 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2015, the consolidated fund held average monthly notional values on a net basis of $128,668,920, $110,830,408 and $41,034,588 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Barclays	$38,823	$—	$—	$—	$38,823
Goldman Sachs	231,358	(231,358)	—	—	—
	$270,181	$(231,358)	$—	$—	$38,823

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Barclays	$7,962	$—	$—	$—	$7,962
Goldman Sachs	471,990	(231,358)	—	(240,632)	—
	$479,952	$(231,358)	$—	$(240,632)	$7,962

(a)  Swap contracts are included.

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the IRS.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers for the Fund was $17,665,318

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers for the Fund was $2,180,000.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2015, there were no securities out on loan. Securities lending income is accrued as earned.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.95% of the Fund's average daily net assets. For the six months ended April 30, 2015, investment advisory fees earned and fees waived/expenses reimbursed were $433,496 and $41,863, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2016. Credit Suisse currently contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares.

For the six months ended April 30, 2015, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2015 are as follows:

	Fee waivers/expense reimbursements subject to repayment*	Expires October 31, 2015	Expires October 31, 2016	Expires October 31, 2018
Class I	$232,363	$22,886	$194,967	$14,510
Class A	16,285	—	13,820	2,465
Class C	2,276	—	1,873	403
Totals	$250,924	$22,886	$210,660	$17,378

*The subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2015, co-administrative services fees earned by Credit Suisse were $40,364.

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $6,691.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2015, the Fund paid Rule 12b-1 distribution fees of $15,088 for Class A shares and $10,343 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2015, the Fund paid $12,213, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2015, CSSU and its affiliates advised the Fund that they retained $33 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2015 and during the six months ended April 30, 2015, the Fund had no borrowings outstanding under the Credit Facility.

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	596,438	$7,262,453	4,000,396	$40,478,168
Shares issued in reinvestment of dividends and distributions	392,240	4,318,168	85,842	873,874
Shares redeemed	(1,232,159)	(14,930,873)	(291,874)	(3,011,595)
Net increase (decrease)	(243,481)	$(3,350,252)	3,794,364	$38,340,447
	Class A
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	2,814,839	$34,675,088	126,119	$1,285,230
Shares issued in reinvestment of dividends and distributions	18,180	198,770	15,827	160,800
Shares redeemed	(437,762)	(5,159,636)	(399,745)	(4,039,155)
Net increase (decrease)	2,395,257	$29,714,222	(257,799)	$(2,593,125)
	Class C
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	125,759	$1,479,498	65,637	$663,323
Shares issued in reinvestment of dividends and distributions	6,786	72,812	3,032	30,498
Shares redeemed	(42,360)	(494,884)	—	—
Net increase	90,185	$1,057,426	68,669	$693,821

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

On April 30, 2015, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	2	*	87%
Class A	3		65%
Class C	1		63%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

30

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 17 and 18, 2014, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.95% of the Fund's average daily net assets ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse has entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2016. The Board noted that Credit Suisse recently reduced its advisory fee.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data. The Board was also provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the

31

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

32

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were lower than the median contractual management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on September 28, 2012 and therefore performance information was shown for the one year period ended August 31, 2014. Fund performance was above the median of its Performance Group for the one year period and was below the median of its Performance Universe for the one year period.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of,

33

Credit Suisse Managed Futures Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

34

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

35

Credit Suisse Managed Futures Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2015.

36

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

37

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-SAR-0415

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2015
  (unaudited)

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2015 (unaudited)

June 26, 2015

Dear Shareholder:

We are pleased to present this Semi-annual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the six-month period ended April 30, 2015.

Performance Summary
11/01/14 – 04/30/15

Fund & Benchmark	Performance
Class I1	3.41%
Class A1,2	3.27%
Class C1,2	2.82%
Credit Suisse Hedge Fund Index[3]	4.05%
Credit Suisse Liquid Alternative Beta Index[4]	3.38%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review:

The multi-alternative strategy seeks to approximate the aggregate returns of the universe of hedge funds, as represented by the Credit Suisse Hedge Fund Index, using liquid investments.

The six-month period ended April 30, 2015 was a positive one for hedge funds with the Credit Suisse Hedge Fund Index, the Fund's primary benchmark, returning 4.05%.

Within the hedge fund universe, trend-following strategies including managed futures benefitted from persistent trends in currencies, as the U.S. dollar continued to strengthen versus several G10 currencies, fixed income, and commodities (most notably oil). However, reversing trends in April 2015 offset some of the gains.

Managers implementing event-driven strategies, most notably activist and special situation-focused managers, were generally able to benefit from opportunities in distressed corporate credit and increased corporate activity. However, merger arbitrage funds were hurt by a number of unfavorable court rulings and deal breaks in the second half of 2014.

Within long-short equity strategies, managers with low net exposure generally performed positively, benefitting from capital protection during the more volatile period around year end. While European equity markets showed strong

1

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

performance during the period, Euro weakness mitigated a considerable part of the upside. Consequently, long-short equity managers with currency hedged exposure to European equities were better positioned to benefit from rising price levels.

Strategic Review and Outlook:

For the semi-annual period ended April 30, 2015, the Fund's Class I shares outperformed the Credit Suisse Liquid Alternative Beta Index and underperformed the Credit Suisse Hedge Fund Index. The Fund follows a multi-alternative strategy methodology and benefitted from exposure across different markets. Global strategies contributed positively to performance, primarily due to exposure to the managed futures and long-short equity strategies, and Euro exposure. The event-driven strategy benefitted from most holdings, including exposure to the iBoxx High Yield Index, and exposure to both the distressed equity and merger arbitrage strategies. The long-short equity strategy profited most from its technology and emerging markets exposures. Conversely, some positions subtracted from performance including exposure to MSCI EAFE Index5 and exposure to the currency carry strategy. Overall, tracking error to the benchmark was within expected ranges.

We continue to believe that the return profile of this multi-alternative strategy can appeal to investors seeking to better diversify their portfolio.

The Credit Suisse Alternative Liquid Trading Strategies Team

Dr. Sid Browne
Mark Nodelman
Jonathan Sheridan
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, concentration risk, derivatives risk, risks of investing in other funds, exchange-traded notes risk, credit risk, foreign securities risk, interest rate

2

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

risk, market risk, model and style risk, forwards risk, futures contracts risk, index/tracking error risk, portfolio turnover risk, leveraging risk, swap agreements risk, small-and mid-cap stock risk, speculative exposure risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Total return for the Fund's Class A shares for the 6 months ended April 30, 2015, based on offering price (including maximum sales charge of 5.25%), was negative 2.11%. Total return for the Fund's Class C shares for the same period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 1.82%.

3  Credit Suisse Hedge Fund Index is compiled by Credit Suisse Asset Management, LLC. It is an asset-weighted hedge fund index and includes only hedge funds. It is rebalanced semi-annually, is shown net of all performance fees and provides a rules-based and investable index, enabling investors to utilize the performance of a diversified market barometer for the hedge fund industry. It is the exclusive property of Credit Suisse Asset Management, LLC.

4  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

5  The MSCI EAFE Index is an equity index which captures large and mid cap representation across Developed Market countries around the world, excluding the US and Canada. The index does not have transaction costs and investors may not invest directly in the index.

3

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Average Annual Returns as of April 30, 20151

	1 Year	Since Inception[2]
Class I	4.42%	3.73%
Class A Without Sales Charge	4.17%	3.47%
Class A With Maximum Sales Charge	(1.30)%	1.69%
Class C Without CDSC	3.33%	2.68%
Class C With CDSC	2.33%	2.68%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 3.85% for Class I shares, 4.11% for Class A shares and 4.85% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements excluding securities sold short dividend expense are 1.34% for Class I shares, 1.59% for Class A shares and 2.34% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Inception Date March 30, 2012.

4

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2015.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2015

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,034.10	$1,032.70	$1,028.20
Expenses Paid per $1,000*	$8.12	$9.42	$13.13
Hypothetical 5% Fund Return
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,016.81	$1,015.52	$1,011.85
Expenses Paid per $1,000*	$8.05	$9.35	$13.02
	Class I	Class A	Class C
Annualized Expense Ratios*	1.61%	1.87%	2.61%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Multialternative Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Sector Breakdown*

	Long	Short	Net
Common Stocks	23.70%	(8.74)%	14.96%
Exchange Traded Funds	11.54%	0.00%	11.54%
Investment Company	10.17%	0.00%	10.17%
Rights[1]	0.00%	0.00%	0.00%
Short-term Investment[2]	63.33%	0.00%	63.33%
Total	108.74%	(8.74)%	100.00%

*  Expressed as a percentage of total long (short) investments, (excluding securities lending collateral if applicable) and may vary over time.

1  This amount represents less than 0.01%.

2  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2015, if applicable.

7

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
April 30, 2015 (unaudited)

	Number of Shares	Value
LONG POSITIONS (40.7%)
COMMON STOCKS (21.3%)
AUSTRIA (0.2%)
Real Estate Management & Development (0.2%)
Conwert Immobilien Invest SE1	2,132	$26,898
BERMUDA (0.6%)
Insurance (0.6%)
Catlin Group, Ltd.	5,307	57,252
Montpelier Re Holdings, Ltd.	589	22,447
		79,699
CANADA (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
Talisman Energy, Inc.	8,422	66,959
FRANCE (0.7%)
Communications Equipment (0.3%)
Alcatel-Lucent[1]	11,947	41,395
Construction Materials (0.4%)
Lafarge S.A.	778	56,650
		98,045
GERMANY (0.2%)
Machinery (0.2%)
DMG MORI SEIKI AG1	915	31,323
IRELAND (0.0%)
Airlines (0.0%)
Aer Lingus Group PLC	1,966	5,111
ITALY (0.5%)
Auto Components (0.3%)
Pirelli & C. SpA	2,318	40,024
Healthcare Equipment & Supplies (0.2%)
Sorin SpA[1]	9,168	28,798
		68,822
NETHERLANDS (0.6%)
Air Freight & Logistics (0.2%)
TNT Express N.V.	3,767	32,090
Healthcare Equipment & Supplies (0.4%)
Tornier N.V.[1]	1,812	46,876
		78,966
PORTUGAL (0.1%)
Banks (0.1%)
Banco BPI S.A., Reg S1,2	11,400	18,596

See Accompanying Notes to Consolidated Financial Statements.
8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
LONG POSITIONS
COMMON STOCKS
SINGAPORE (0.1%)
Semiconductor Equipment & Products (0.1%)
REC Solar ASA[1]	766	$10,368
SWITZERLAND (0.3%)
Chemicals (0.3%)
Clariant AG, Reg S1,2	1,620	35,417
UNITED KINGDOM (2.5%)
Banks (0.2%)
TSB Banking Group PLC[1]	5,336	27,405
Communications Equipment (0.1%)
Pace PLC	1,675	10,632
Diversified Telecommunication Services (0.6%)
Jazztel PLC[1]	5,631	81,136
Electronic Equipment, Instruments & Components (0.1%)
Domino Printing Sciences PLC	1,618	22,751
Healthcare Providers & Services (0.5%)
Synergy Health PLC	1,904	64,810
Insurance (0.1%)
Brit PLC	2,194	9,346
Oil, Gas & Consumable Fuels (0.5%)
BG Group PLC	4,069	73,788
Semiconductor Equipment & Products (0.4%)
CSR PLC	4,378	59,206
		349,074
UNITED STATES (15.0%)
Aerospace & Defense (0.4%)
Exelis, Inc.	2,146	52,620
Auto Components (0.5%)
TRW Automotive Holdings Corp.[1]	620	65,137
Banks (1.1%)
City National Corp.	640	59,648
Square 1 Financial, Inc., Class A1	963	24,903
Susquehanna Bancshares, Inc.	4,578	61,528
		146,079
Biotechnology (0.4%)
Auspex Pharmaceuticals, Inc.[1]	409	41,264
Hyperion Therapeutics, Inc.[1]	255	11,720
		52,984

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
LONG POSITIONS
COMMON STOCKS
UNITED STATES
Capital Markets (0.4%)
GFI Group, Inc.	10,101	$58,889
Chemicals (0.9%)
Sigma-Aldrich Corp.	910	126,417
Communications Equipment (0.3%)
Aruba Networks, Inc.[1]	1,516	37,309
Containers & Packaging (0.5%)
MeadWestvaco Corp.	1,376	67,149
Electric Utilities (1.5%)
Cleco Corp.	1,341	72,883
Pepco Holdings, Inc.	5,166	134,213
		207,096
Electrical Equipment (0.3%)
Polypore International, Inc.[1]	614	35,956
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.	1,030	70,514
Dresser-Rand Group, Inc.[1]	1,190	98,377
		168,891
Hotels, Restaurants & Leisure (0.2%)
Life Time Fitness, Inc.[1]	391	27,957
Internet & Catalog Retail (0.2%)
Orbitz Worldwide, Inc.[1]	2,574	30,167
Media (1.0%)
Time Warner Cable, Inc.	889	138,257
Metals & Mining (0.1%)
RTI International Metals, Inc.[1]	507	19,089
Multi-Utilities (0.5%)
Integrys Energy Group, Inc.	859	62,793
Pharmaceuticals (0.6%)
Hospira, Inc.[1]	897	78,299
Real Estate Investment Trusts (0.3%)
Associated Estates Realty Corp.	740	21,090
Excel Trust, Inc.	1,193	18,909
		39,999
Semiconductor Equipment & Products (1.1%)
Freescale Semiconductor, Ltd.[1]	1,473	57,579
Integrated Silicon Solution, Inc.	893	16,565
OmniVision Technologies, Inc.[1]	3,003	83,769
		157,913

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
LONG POSITIONS
COMMON STOCKS
UNITED STATES
Software (0.7%)
Advent Software, Inc.	1,074	$46,622
Informatica Corp.[1]	711	34,178
Kofax, Ltd.[1]	1,587	17,505
		98,305
Specialty Retail (0.4%)
Office Depot, Inc.[1]	6,478	59,727
Thrifts & Mortgage Finance (1.1%)
Hudson City Bancorp, Inc.	15,948	148,316
Tobacco (1.3%)
Lorillard, Inc.	2,663	186,037
		2,065,386
TOTAL COMMON STOCKS (Cost $2,889,965)		2,934,664
EXCHANGE TRADED FUNDS (10.3%)
UNITED STATES (10.3%)
Diversified Financial Services (10.3%)
iShares iBoxx $ High Yield Corporate Bond ETF	6,015	547,305
Materials Select Sector SPDR Fund	9,327	470,267
Powershares QQQ Trust Series 1	3,814	410,501
TOTAL EXCHANGE TRADED FUNDS (Cost $1,417,757)		1,428,073
INVESTMENT COMPANY (9.1%)
UNITED STATES (9.1%)
Credit Suisse Managed Futures Strategy Fund, I Shares (Cost $1,060,117)[3]	104,355	1,259,563
	Number of Rights
RIGHTS (0.0%)
UNITED STATES (0.0%)
Biotechnology (0.0%)
Trius Therapeutics, Inc. (Cost $0)[1,4]	400	52
	Par (000)
SHORT-TERM INVESTMENT (56.8%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/01/2015 (Cost $7,840,000)	$7,840	7,840,000
TOTAL INVESTMENTS AT VALUE/LONG POSITIONS (97.5%) (Cost $13,207,839)		13,462,352
TOTAL SECURITIES SOLD SHORT (-7.8%) (Proceeds $1,096,408)		(1,082,158)
OTHER ASSETS IN EXCESS OF LIABILITIES (10.3%)		1,423,493
NET ASSETS (100.0%)		$13,803,687

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
SHORT POSITIONS (-7.8%)
COMMON STOCKS (-7.8%)
BERMUDA (-0.1%)
Insurance (-0.1%)
Endurance Specialty Holdings, Ltd.	(278)	$(16,786)
CANADA (-0.2%)
Banks (-0.2%)
Royal Bank of Canada	(479)	(31,680)
FINLAND (-0.3%)
Computers & Peripherals (-0.3%)
Nokia Oyj	(6,571)	(44,247)
IRELAND (-0.2%)
Insurance (-0.2%)
XL Group PLC	(689)	(25,548)
NETHERLANDS (-0.4%)
Semiconductor Equipment & Products (-0.4%)
NXP Semiconductors N.V.[1]	(519)	(49,886)
SWITZERLAND (-0.4%)
Construction Materials (-0.4%)
Holcim Ltd., Reg S1,2	(702)	(56,154)
UNITED KINGDOM (-0.4%)
Oil, Gas & Consumable Fuels (-0.4%)
Royal Dutch Shell PLC, A Shares	(1,812)	(57,198)
UNITED STATES (-5.8%)
Banks (-1.7%)
BB&T Corp.	(1,158)	(44,340)
M&T Bank Corp.	(1,340)	(160,358)
PacWest Bancorp	(577)	(26,022)
		(230,720)
Communications Equipment (-0.2%)
ARRIS Group, Inc.[1]	(244)	(8,217)
Harris Corp.	(220)	(17,653)
		(25,870)
Containers & Packaging (-0.5%)
Rock-Tenn Co., Class A	(1,074)	(67,641)
Energy Equipment & Services (-0.4%)
Halliburton Co.	(1,153)	(56,439)
Healthcare Equipment & Supplies (-0.9%)
Cyberonics, Inc.[1]	(433)	(26,374)
STERIS Corp.	(820)	(54,530)
Wright Medical Group, Inc.[1]	(1,758)	(44,600)
		(125,504)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
SHORT POSITIONS
COMMON STOCKS
UNITED STATES
Media (-1.1%)
Comcast Corp., Class A	(2,556)	$(147,635)
Metals & Mining (-0.1%)
Alcoa, Inc.	(1,436)	(19,271)
Multi-Utilities (-0.3%)
Wisconsin Energy Corp.	(970)	(47,646)
Specialty Retail (-0.2%)
Staples, Inc.	(1,417)	(23,125)
Tobacco (-0.4%)
Reynolds American, Inc.	(775)	(56,808)
		(800,659)
TOTAL SHORT POSITIONS (Proceeds $1,096,408)		$(1,082,158)

1  Non-income producing security.

2  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

3  Affiliated issuer. (See Note 3.)

4  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	958,502	EUR	895,579	05/20/15	Societe Generale	$(958,502)	$(1,003,729)	$(45,227)

Currency Abbreviations:

EUR = Euro

USD = United States Dollar

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$1,279,000	06/22/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	$29,297
USD	$312,000	12/21/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	2,300

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2015 (unaudited)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$155,000	12/21/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	$1,680
USD	$641,536	04/18/16	Goldman Sachs	Fee Plus LIBOR	Goldman Sachs Credit Suisse Custom Short Basket Index	(1,668)
USD	$237,000	06/22/15	Goldman Sachs	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	7,746
USD	$95,798	02/18/16	Goldman Sachs	Russell 2000 Total Return Index	Fee Plus LIBOR	(3,373)
USD	$669,267	04/18/16	Goldman Sachs	Goldman Sachs Credit Suisse Custom Long Basket Index	Fee Plus LIBOR	(19,675)
USD	$1,663,000	06/22/15	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	34,640
USD	$310,000	09/21/15	JPMorgan Chase	iBoxx $ Liquid High Yield Index	Fee Plus LIBOR	5,866
USD	$446,083	11/18/15	Societe Generale	NASDAQ-100 Total Return	Fee Plus LIBOR	(238)
USD	$772,370	11/18/15	Societe Generale	Russell 2000 Total Return Index	Fee Plus LIBOR	(27,196)
USD	$377,488	02/16/16	Societe Generale	NASDAQ-100 Total Return	Fee Plus LIBOR	(9,182)
						$20,197

Credit Default Swap Contracts Bought

Currency	Notional Amount	Expiration Date	Counterparty	Referenced Obligation	Rate Paid by the Fund	Credit Received at 4/30/2015	Market Value	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$401,000	06/20/20	Goldman Sachs	CDX North America High Yield Index	5.0%	—	$(28,253)	$30,476	$2,223
USD	$190,000	06/20/20	Societe Generale	CDX North America High Yield Index	5.0%	—	(13,387)	14,231	844
									$3,067

Option Contracts

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
5	S&P 500 Index, Strike @ $2,100	05/15/15	$12,035	$(14,525)	$(2,490)

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2015 (unaudited)

Assets
Investments in unaffiliated issuers at value (Cost $12,147,722) (Note 2)	$12,202,789
Investment in affiliated issuer at value (Cost $1,060,117) (Note 3)	1,259,563
Cash	747
Foreign currency at value (cost $1,353)	1,370
Cash segregated held at brokers for swap contracts, written options and securities sold short (Note 2)	1,450,379
Cash segregated held at brokers for centrally cleared swaps (Note 2)	75,874
Unrealized appreciation on open swap contracts (Note 2)	84,596
Receivable from investment adviser (Note 3)	16,942
Receivable for investments sold	8,375
Dividend and interest receivable	1,120
Prepaid expenses	28,696
Total assets	15,130,451
Liabilities
Administrative services fee payable (Note 3)	2,161
Shareholder servicing/Distribution fee payable (Note 3)	1,134
Securities sold short, at value (Proceeds $1,096,408) (Note 2)	1,082,158
Unrealized depreciation on open swap contracts (Note 2)	61,332
Unrealized depreciation on forward currency contracts (Note 2)	45,227
Payable for investments purchased	31,776
Outstanding written options, at value (Proceeds $12,035) (Note 2)	14,525
Trustees' fee payable	7,550
Interest payable for open swap contracts	4,861
Dividend expense payable on securities sold short	2,499
Payable for fund shares redeemed	150
Upfront payments received on swap contracts (Note 2)	44,707
Accrued expenses	28,684
Total liabilities	1,326,764
Net Assets
Capital stock, $.001 par value (Note 6)	1,321
Paid-in capital (Note 6)	13,395,272
Accumulated net investment loss	(155,613)
Accumulated net realized gain from investments, swap contracts, written options, securities sold short and foreign currency transactions	318,435
Net unrealized appreciation from investments, swap contracts, written options, securities sold short and foreign currency translations	244,272
Net assets	$13,803,687
I Shares
Net assets	$12,165,977
Shares outstanding	1,162,402
Net asset value and offering price per share	$10.47
A Shares
Net assets	$353,635
Shares outstanding	33,910
Net asset value and redemption price per share	$10.43
Maximum offering price per share (net asset value/(1-5.25%))	$11.01
C Shares
Net assets	$1,284,075
Shares outstanding	124,646
Net asset value, offering price and redemption price per share	$10.30

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2015 (unaudited)

Investment Income
Dividends	$46,608
Dividend from affiliated issuer	3,775
Foreign taxes withheld	(532)
Total investment income	49,851
Expenses
Investment advisory fees (Note 3)	64,735
Administrative services fees (Note 3)	11,554
Shareholder servicing/Distribution fees (Note 3)
Class A	456
Class C	6,507
Legal fees	30,294
Custodian fees	30,055
Audit and tax fees	25,879
Registration fees	24,554
Printing fees (Note 3)	19,958
Dividend expense for securities sold short	17,809
Trustees' fees	14,076
Transfer agent fees (Note 3)	7,304
Insurance expense	133
Commitment fees (Note 4)	120
Miscellaneous expense	10,826
Total expenses	264,260
Less: fees waived and expenses reimbursed (Note 3)	(150,078)
Net expenses	114,182
Net investment loss	(64,331)
Net Realized and Unrealized Gain (Loss) from Investments, Swap Contracts, Written Options, Securities Sold Short and Foreign Currency Related Items
Net realized gain from investments	7,133
Net realized gain from investment in affiliated issuer	113
Net realized gain distribution from affiliated issuer	64,792
Net realized gain from swap contracts	149,034
Net realized gain from written options	146,172
Net realized gain from securities sold short	13,783
Net realized gain from foreign currency transactions	35,427
Net change in unrealized appreciation (depreciation) from investments	41,399
Net change in unrealized appreciation (depreciation) from investment in affiliated issuer	113,002
Net change in unrealized appreciation (depreciation) from swap contracts	32,603
Net change in unrealized appreciation (depreciation) from written options	(93,797)
Net change in unrealized appreciation (depreciation) from securities sold short	33,519
Net change in unrealized appreciation (depreciation) from foreign currency translations	(50,003)
Net realized and unrealized gain from investments, swap contracts, written options, securities sold short and foreign currency related items	493,177
Net increase in net assets resulting from operations	$428,846

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014
From Operations
Net investment loss	$(64,331)	$(170,647)
Net realized gain from investments, swap contracts, written options, securities sold short and foreign currency transactions	416,454	393,274
Net change in unrealized appreciation (depreciation) from investments, swap contracts, written options, securities sold short and foreign currency translations	76,723	20,128
Net increase in net assets resulting from operations	428,846	242,755

From Dividends and Distributions

Dividends from net investment income
Class I	(199,923)	—
Class A	(6,054)	—
Class C	(9,655)	—
Distributions from net realized gains
Class I	(128,472)	(168,910)
Class A	(4,564)	(9,044)
Class C	(14,732)	(54,515)
Net decrease in net assets resulting from dividends and distributions	(363,400)	(232,469)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,318,196	6,259,249
Reinvestment of dividends and distributions	360,777	232,469
Net asset value of shares redeemed	(1,173,391)	(746,929)
Net increase in net assets from capital share transactions	505,582	5,744,789
Net increase in net assets	571,028	5,755,075
Net Assets
Beginning of period	13,232,659	7,477,584
End of period	$13,803,687	$13,232,659
Undistributed (accumulated) net investment income (loss)	$(155,613)	$124,350
See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.42	$10.48[2]	$9.95	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[3]	(0.04)	(0.15)	(0.15)	0.01
Net gain (loss) on investments, swap contracts, written options, securities sold short and foreign currency related items (both realized and unrealized)	0.39	0.42	0.75	(0.06)
Total from investment operations	0.35	0.27	0.60	(0.05)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.18)	—	(0.06)	—
Distributions from net realized gains	(0.12)	(0.33)	(0.01)	—
Total dividends and distributions	(0.30)	(0.33)	(0.07)	—
Net asset value, end of period	$10.47	$10.42	$10.48[2]	$9.95
Total return[4]	3.41%	2.64%	6.11%	(0.50)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$12,166	$11,451	$5,409	$4,904
Ratio of net expenses to average net assets	1.61%[5]	1.85%	1.78%	1.79%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.34%[5]	1.70%	1.70%	1.70%[5]
Ratio of net investment income (loss) to average net assets	(0.86)%[5]	(1.47)%	(1.49)%	0.21%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	2.24%[5]	2.48%	6.31%	9.22%[5]
Portfolio turnover rate	167%	431%	284%	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.37	$10.46[2]	$9.93	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.06)	(0.18)	(0.18)	(0.01)
Net gain (loss) on investments, swap contracts, written options, securities sold short and foreign currency related items (both realized and unrealized)	0.39	0.42	0.76	(0.06)
Total from investment operations	0.33	0.24	0.58	(0.07)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.15)	—	(0.04)	—
Distributions from net realized gains	(0.12)	(0.33)	(0.01)	—
Total dividends and distributions	(0.27)	(0.33)	(0.05)	—
Net asset value, end of period	$10.43	$10.37	$10.46[2]	$9.93
Total return[4]	3.27%	2.35%	5.96%	(0.70)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$354	$438	$324	$228
Ratio of net expenses to average net assets	1.87%[5]	2.10%	2.03%	2.04%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.59%[5]	1.95%	1.95%	1.95%[5]
Ratio of net investment loss to average net assets	(1.11)%[5]	(1.73)%	(1.75)%	(0.18)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	2.24%[5]	2.48%	6.31%	9.22%[5]
Portfolio turnover rate	167%	431%	284%	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.21	$10.37[2]	$9.89	$10.00
INVESTMENT OPERATIONS
Net investment loss[3]	(0.09)	(0.25)	(0.25)	(0.06)
Net gain (loss) on investments, swap contracts, written options, securities sold short and foreign currency related items (both realized and unrealized)	0.38	0.42	0.74	(0.05)
Total from investment operations	0.29	0.17	0.49	(0.11)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.08)	—	—	—
Distributions from net realized gains	(0.12)	(0.33)	(0.01)	—
Total dividends and distributions	(0.20)	(0.33)	(0.01)	—
Net asset value, end of period	$10.30	$10.21	$10.37[2]	$9.89
Total return[4]	2.82%	1.68%	5.15%	(1.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,284	$1,344	$1,745	$1,074
Ratio of net expenses to average net assets	2.61%[5]	2.85%	2.77%	2.79%[5]
Ratio of expenses to average net assets excluding securities sold short dividend expense	2.34%[5]	2.70%	2.70%	2.70%[5]
Ratio of net investment loss to average net assets	(1.86)%[5]	(2.48)%	(2.49)%	(1.00)%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	2.24%[5]	2.48%	6.31%	9.22%[5]
Portfolio turnover rate	167%	431%	284%	228%

1  For the period March 30, 2012 (commencement of operations) through October 31, 2012.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as a Commodity Pool Operator with the Commodity Futures Trading Commission with respect to the Fund. The Fund intends to gain exposure to commodities derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total net assets in the Subsidiary. As of April 30, 2015, the Fund held $36,095 in the Subsidiary, representing 0.3% of the Fund's consolidated net assets. See the Consolidated Schedule of Investments for securities held through the Subsidiary. For the six months ended April 30, 2015, there was no realized gain (loss) on securities held in the Subsidiary.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and its Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

21

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services-Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a

22

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

23

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$2,232,991	$701,673	$—	$2,934,664
Exchange Traded Funds	1,428,073	—	—	1,428,073
Investment Company	1,259,563	—	—	1,259,563
Rights	—	—	52	52
Short-term Investment	—	7,840,000	—	7,840,000
Securities Sold Short
Common Stocks	(924,559)	(157,599)	—	(1,082,158)
	$3,996,068	$8,384,074	$52	$12,380,194
Other Financial Instruments*
Swap Contracts	$—	$84,596	$—	$84,596
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$45,227	$—	$45,227
Swap Contracts	—	61,332	—	61,332
Written Options	14,525	—	—	14,525

*Other financial instruments include unrealized appreciation (depreciation) on forwards, swaps, and written options, at value.

As of April 30, 2015, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund also invests indirectly in derivative instruments through the Subsidiary. For the six months ended April 30, 2015, the consolidated Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

24

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

Fair Values of Derivative Instruments as of April 30, 2015.

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$45,227
Index Contracts	Unrealized appreciation on open swap contracts	84,596	Unrealized depreciation on open swap contracts	61,332
Equity Contracts	Outstanding written options, at value	—	Outstanding written options, at value	14,525	*
		$84,596		$121,084

*Written options are reported at value.

Effect of Derivative Instruments on the consolidated Statement of Operations

	Location	Realized Gain/Loss	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from foreign currency	$27,094	Net change in unrealized appreciation (depreciation) from foreign currency transactions	$(50,524)
Index Contracts	Net realized gain from swap		Net change in unrealized appreciation (depreciation) from
	contracts	149,034	swap contracts	32,603
Equity Contracts	Net realized gain from written options	146,172	Net change in unrealized appreciation (depreciation) from written options	(93,797)
		$322,300		$(111,718)

The notional amount of futures contracts, forward foreign currency contracts, swap contracts and written options at the six months ended April 30, 2015 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2015, the consolidated fund held average monthly notional value on a net basis of $9,060,557 and $1,329,996 in swap contracts and forward foreign currency contracts, respectively. For the six months ended April 30, 2015, the Fund received average monthly premiums of $39,385 from written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations,

25

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Goldman Sachs	$43,246	$(39,241)	$—	$(4,005)	$—
JPMorgan Chase	40,506	—	—	(10,000)	30,506
Societe Generale	844	(844)	—	—	—
	$84,596	$(40,085)	$—	$(14,005)	$30,506

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Liabilites Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Goldman Sachs	$39,241	$(39,241)	$—	$—	$—
Societe Generale	81,843	(844)	—	—	80,999
	$121,084	$(40,085)	$—	$—	$80,999

(a)  Swap contracts, written options and Forward foreign currency exchange contracts are included. Written options are reported at market value.

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

26

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The IRS has issued private letter rulings to registered investment companies concluding that income derived from their investment in a wholly-owned subsidiary would constitute Qualifying Income to the fund. The IRS has indicated that the granting of these types of private letter rulings is currently suspended, pending further internal discussion. As a result, there can be no assurance that the IRS will grant, such a private letter ruling to the Fund. If the Fund does not receive such a private letter ruling, there is a risk that the IRS could assert that the income derived from the Fund's investment in the Subsidiary will not be considered Qualifying Income for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may

27

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the IRS.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SHORT SALES — The Fund enters into short sales transactions collateralized by cash deposits received from brokers in connection with securities lending activities and securities. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short

28

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

sale may fail to honor its contractual terms, causing a loss to the Fund. At April 30, 2015, the amount of restricted cash held at brokers was $339,817.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers was $24,783.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. The Fund's open forward foreign currency contracts at April 30, 2015 are disclosed in the Consolidated Schedule of Investments.

J) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase the total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals

29

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such

30

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers and centrally cleared swaps for the Fund was $332,747 and 75,874, respectively.

K) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid. The Fund did not invest in any purchased options at April 30, 2015.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a

31

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchanged traded written options are disclosed in the Consolidated Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers was $753,032.

For the six months ended April 30, 2015, transactions for written options on securities, interest rate swaps and futures were as follows:

	Number of Contracts	Premium Received
Written Options, outstanding as of October 31, 2014	68	$154,717
Options written	106	167,919
Options closed	(160)	(286,493)
Options exercised	—	—
Options expired	(9)	(24,108)
Written Options, outstanding as of April 30, 2015	5	$12,035

L) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2015, there were no securities out on loan. Securities lending income is accrued as earned.

M) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss

32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

N) FOREIGN INVESTMENTS RISK — The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Fund. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because these Funds may invest a significant portion of their assets in these markets, they are subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

O) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

P) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.95% of the Fund's average daily net assets. For the six months ended April 30, 2015, investment advisory fees earned and fees waived/expenses reimbursed were $64,735 and $150,078, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2016. Credit Suisse currently voluntarily waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

For the six months ended April 30, 2015, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2015 are as follows:

	Fee waivers/expense reimbursements subject to repayment*	Expires October 31, 2015	Expires October 31, 2016	Expires October 31, 2017	Expires October 31, 2018
Class I	$893,104	$271,955	$290,327	$201,552	$129,270
Class A	36,273	8,047	15,111	9,091	4,024
Class C	174,786	26,842	95,562	38,016	14,366
Totals	$1,104,163	$306,844	$401,000	$248,659	$147,660

*The Subsidiary is not eligible for recoupment.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2015, co-administrative services fees earned by Credit Suisse were $6,009.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $5,545.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2015, the Fund paid Rule 12b-1 distribution fees of $456 for Class A shares and $6,507 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2015, the Fund paid $6,171, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2015, CSSU and its affiliates advised the Fund that they retained $19 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Affiliated Issuers — The Fund may invest in Underlying Credit Suisse Funds. The Underlying Credit Suisse Funds in which the Fund invests are considered to be affiliated investments. The Fund invested 9.1% of the Fund's net assets. Investments in affiliated funds are valued at the affiliated fund's net asset value per share ("NAV") as of the report date. A summary of the Fund's transactions with an affiliated Underlying Credit Suisse Fund during the six months ended April 30, 2015 is as follows:

Issuer	Value of Affiliate at 10/31/2014	Purchases	Sales	Gain (loss)	Dividend Income	Net realised gain distribution	Value of Affiliate at 4/30/2015
Credit Suisse Managed Futures Strategy Fund	$950,381	$407,667	$211,600	$113	$3,775	$64,792	$1,259,563

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 4. Line of Credit

for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2015 and during the six months ended April 30, 2015, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities
Purchases	Sales
$6,992,341	$5,474,239

Securities sold short and purchases to cover securities sold short were as follows:

Investment Securities
Purchases to Cover	Securities Sold Short
$1,420,726	$1,443,722

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	122,966	$1,291,129	577,382	$5,956,752
Shares issued in reinvestment of dividends and distributions	31,895	326,614	16,674	168,910
Shares redeemed	(91,094)	(956,215)	(11,539)	(119,905)
Net increase	63,767	$661,528	582,517	$6,005,757

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	1,960	$20,467	23,801	$244,841
Shares issued in reinvestment of dividends and distributions	1,041	10,618	896	9,044
Shares redeemed	(11,295)	(115,231)	(13,458)	(139,274)
Net increase (decrease)	(8,294)	$(84,146)	11,239	$114,611
	Class C
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	634	$6,600	5,639	$57,656
Shares issued in reinvestment of dividends and distributions	2,342	23,545	5,446	54,515
Shares redeemed	(9,910)	(101,945)	(47,716)	(487,750)
Net decrease	(6,934)	$(71,800)	(36,631)	$(375,579)

On April 30, 2015, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	4	*	80%
Class A	4	*	96%
Class C	1		92%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

39

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Investment Advisory Agreement for the Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds, (the "Trust"), the Board of Trustees (the "Board") of the Trust, including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 17 and 18, 2014, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.95% of the Fund's average daily net assets (the "Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.55%, 2.30% and 1.30% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2016. The Board noted that Credit Suisse recently reduced its advisory fee.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed

40

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

41

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were identical to the median contractual management fees of the Expense Group, while the Combined Net Advisory Fee and co-administration fee were below the median net management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on March 30, 2012 and therefore performance information was shown for the one year and two year periods ended August 31, 2014. Fund performance was below the median for the one year period and at the median for the two year period of its Performance Group and was below the median for the one year period and above the median for the two year period of its Performance Universe.

42

Credit Suisse Multialternative Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

43

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

44

Credit Suisse Multialternative Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2015.

45

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

46

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-SAR-0415

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2015
  (unaudited)

■  CREDIT SUISSE
EMERGING MARKETS EQUITY
FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report
April 30, 2015 (unaudited)

June 26, 2015

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Emerging Markets Equity Fund (the "Fund"), for the semiannual period ended April 30, 2015.

Performance Summary
11/1/2014 – 04/30/2015

Fund & Benchmark	Performance
Class I1	4.13%
Class A1,2	4.07%
Class C1,2	3.60%
MSCI Emerging Markets USD Index NR3	3.92%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review:

The 6-month period ended April 30, 2015 was a choppy one. At the end of 2014, markets fell broadly on fears over the declines in oil and 2015 began with a rally driven by quantitative easing in Europe and monetary easing in China. For the full period, the Fund rose 4.13%, while the MSCI Emerging Market USD Index NR (the "Index"), the Fund's benchmark, gained 3.92%.

The precipitous drop in oil from $91 to $53 in late 2014 was a dominant theme that had clear winners and losers. Nations that have either an export or budget reliance upon oil production fared poorly, with Russia falling 32%, Colombia 23% and Mexico 12%. On the other hand, net oil importers such as India and Turkey, which stand to gain from cheaper energy, turned in market beating performance in Q4 at 0.3% and 12.1%, respectively. The falling oil prices created nuanced market volatility that led to a decrease in the correlation of asset returns.

Despite a lot of competition on the world stage, the initiation of European quantitative easing was the dominant headline in early 2015. The devaluation of developed world currencies outside the US continued while the Dollar gained 9% against a trade-weighted index of other major currencies.

Strategic Review and Outlook:

For the semiannual period ended April 30, 2015, the Fund outperformed the Index.

1

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

The end of 2014 brought declining correlations among Emerging Market equities, which set a strong backdrop for stock selection for the Fund. While outperformance was well-diversified across positions, there was a concentration within the valuation-oriented stages of Restructuring and Financials. In the former, selection was driven by energy intensive positions in the construction, power generation and refining industries in China and Turkey. Financials performance was driven by strong gains in the Chinese banking space, with the average name there gaining well over 20% on the stimulus measures taken by the government during the quarter.

The initial 2015 rally in China left many of the portfolio's positions lagging the local market as valuation failed to have an impact. However, the portfolio had pockets of strength in Korean Growth stage names tied to Asian consumption, as well as Taiwanese Cash Cow names in the smart phone supply chain. The Chinese market is being propelled by a second quarter of monetary easing plus increased interest in the equity markets from individual investors. These investors are searching for yield and return in the face of a slumping property market and paltry deposit yields. Perhaps the most critical development is the opening of the Hong Kong stock market to domestic Chinese investors — one of the first liberalizations that opens the door of global financial markets to locals. The Chinese market has traditionally been a source of strength for the portfolio, and the Fund regained much of the early underperformance there in April as the main tenets of our valuation approach found renewed vigor.

The lingering effects of weak oil, a weak Euro, a weakened Yen, and now a strong Dollar will remain key factors driving global equity markets this year. These factors should drive stock correlations lower and therefore increase the opportunities for stock selection. From an alpha factor perspective, emerging markets saw an inversion in the Industrial Life Cycle (ILC) valuation factor across most markets in early 2015. However, these inversions are usually short lived and followed by rallies where undervalued names outperform their more expensive peers. Evidence of this change presented itself in April, which we believe bodes well for relative performance.

HOLT Active Equity Group

Alfred S. Bryant

Foreign investments involve significant risks including risk of loss of principal, currency risk, derivatives risk, emerging markets risk, equity exposure risk, foreign securities risk, information risk, political risk, access risk, operational risk, liquidity

2

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

risk, manager risk, market risk, and small- and mid-cap stock risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares and 2.25% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was negative 1.37%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 2.60%.

3  The MSCI Emerging Markets USD Index NR is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The index does not have transaction cost and investors cannot invest directly in the index.

3

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Average Annual Returns as of April 30, 20151

	1 Year	Since Inception[2]
Class I	7.87%	5.88%
Class A Without Sales Charge	7.50%[3]	5.60%
Class A With Maximum Sales Charge	1.90%	1.48%
Class C Without CDSC	6.71%[3]	4.79%
Class C With CDSC	5.71%	4.06%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.15% for Class I shares, 2.40% for Class A shares and 3.15% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.25% for Class I shares, 1.50% for Class A shares and 2.25% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares and 2.25% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Inception Date December 26, 2013.

3  The calculated total return shown does not reflect adjustments required under U.S. GAAP made to the Net Asset Value as of April 30, 2015. The total return for Class A shares and Class C shares based on the Net Asset Value adjusted for financial statement purposes is 4.17% and 3.70%, respectively.

4

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2015.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2015

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,041.30	$1,040.70	$1,036.00
Expenses Paid per $1,000*	$6.33	$7.59	$11.36
Hypothetical 5% Fund Return
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,018.60	$1,017.36	$1,013.64
Expenses Paid per $1,000*	$6.26	$7.50	$11.23
	Class I	Class A	Class C
Annualized Expense Ratios*	1.25%	1.50%	2.25%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Emerging Markets Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Sector Breakdown*

Financials	24.7%
Information Technology	21.2
Materials	10.3
Consumer Discretionary	9.5
Consumer Staples	6.1
Energy	5.8
Commingled Funds	5.3
Telecommunication Services	4.9
Utilities	4.7
Industrials	3.7
Health Care	2.4
Short-Term Investment[1]	1.4
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2015, if applicable.

7

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments
April 30, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS (90.4%)
BRAZIL (6.1%)
Commercial Banks (2.2%)
Banco do Brasil S.A.	71,100	$631,094
Electric Utilities (0.7%)
Transmissora Alianca de Energia Eletrica S.A.	29,200	193,073
Household Durables (1.3%)
Cyrela Brazil Realty S.A.	43,900	171,703
MRV Engenharia e Participacoes S.A.	67,500	185,684
		357,387
Insurance (0.8%)
Porto Seguro S.A.	19,300	242,549
Metals & Mining (1.1%)
Vale S.A., ADR	42,800	328,704
		1,752,807
CHILE (1.6%)
Electric Utilities (1.6%)
Enersis S.A., ADR	25,500	453,135
CHINA (19.2%)
Commercial Banks (6.5%)
Agricultural Bank of China Ltd., Series H	742,200	418,766
Bank of China Ltd., Series H	828,600	567,715
China CITIC Bank Corp. Ltd., Series H	564,000	510,699
Chongqing Rural Commercial Bank Co. Ltd., Series H	407,700	366,265
		1,863,445
Construction Materials (2.0%)
China National Building Material Co. Ltd., Series H	486,400	587,428
Health Care Providers & Services (0.9%)
Jintian Pharmaceutical Group Ltd.	469,000	249,568
Independent Power Producers & Energy Traders (2.4%)
Huaneng Power International, Inc., Series H	479,900	681,776
Internet & Catalog Retail (0.7%)
Vipshop Holdings Ltd., ADR[1]	7,000	198,030
Internet Software & Services (1.9%)
Tencent Holdings Ltd.	26,400	544,824
Metals & Mining (1.4%)
China Hongqiao Group Ltd.	421,300	391,659
Oil, Gas & Consumable Fuels (0.9%)
CNOOC Ltd.	162,200	275,722
Real Estate Management & Development (0.8%)
Country Garden Holdings Co. Ltd.	411,000	221,347

See Accompanying Notes to Financial Statements.
8

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS
CHINA
Semiconductors & Semiconductor Equipment (0.9%)
JA Solar Holdings Co. Ltd., ADR[1]	26,300	$263,526
Software (0.8%)
Changyou.com Ltd., ADR[1]	6,600	222,816
		5,500,141
COLOMBIA (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Ecopetrol S.A., ADR	14,700	251,664
HONG KONG (8.6%)
Capital Markets (1.3%)
Sun Hung Kai & Co. Ltd.	348,400	361,429
Chemicals (2.2%)
Huabao International Holdings Ltd.	372,600	418,488
Yingde Gases Group Co. Ltd.	250,500	218,515
		637,003
Communications Equipment (0.8%)
China Fiber Optic Network System Group Ltd.	631,000	229,778
Construction & Engineering (0.7%)
China Singyes Solar Technologies Holdings Ltd.	115,800	189,622
Construction Materials (0.6%)
China Resources Cement Holdings Ltd.	278,200	176,438
Industrial Conglomerates (0.6%)
Jardine Strategic Holdings Ltd.	4,700	161,292
Specialty Retail (0.6%)
Luk Fook Holdings International Ltd.	58,000	180,965
Wireless Telecommunication Services (1.8%)
China Mobile Ltd.	37,300	531,763
		2,468,290
INDIA (3.2%)
Automobiles (2.0%)
Tata Motors Ltd., ADR	14,000	576,660
Thrifts & Mortgage Finance (1.2%)
Indiabulls Housing Finance Ltd., GDR	36,500	341,056
		917,716
INDONESIA (1.0%)
Food Products (1.0%)
Indofood Sukses Makmur Tbk PT	571,200	296,469

See Accompanying Notes to Financial Statements.
9

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS
ISRAEL (0.9%)
Pharmaceuticals (0.9%)
Taro Pharmaceutical Industries Ltd.[1]	1,800	$253,098
JAPAN (0.9%)
Household Products (0.9%)
Pigeon Corp.	9,600	253,658
MALAYSIA (0.6%)
IT Services (0.6%)
My EG Services Bhd	240,500	170,845
PANAMA (1.1%)
Commercial Banks (1.1%)
Banco Latinoamericano de Comercio Exterior S.A., Series E	10,185	323,578
RUSSIA (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Gazprom OAO, ADR	53,600	315,168
Lukoil OAO, ADR	8,100	415,125
		730,293
SINGAPORE (2.1%)
Commercial Banks (0.8%)
DBS Group Holdings Ltd.	13,300	211,127
Industrial Conglomerates (1.3%)
Sembcorp Industries Ltd.	109,200	371,763
		582,890
SOUTH AFRICA (3.2%)
Food Products (0.6%)
AVI Ltd.	23,300	158,867
Paper & Forest Products (1.0%)
Sappi Ltd.[1]	70,600	288,159
Specialty Retail (1.0%)
Mr Price Group Ltd.	13,000	276,161
Trading Companies & Distributors (0.6%)
Barloworld Ltd.	22,200	176,213
		899,400
SOUTH KOREA (15.7%)
Automobiles (2.2%)
Hyundai Motor Co.	1,400	219,718
Kia Motors Corp.	9,100	419,344
		639,062
Biotechnology (0.6%)
Medy-Tox, Inc.	500	172,851

See Accompanying Notes to Financial Statements.
10

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS
SOUTH KOREA
Commercial Banks (0.7%)
Woori Bank	19,900	$199,557
Diversified Telecommunication Services (1.4%)
KT Corp.[1]	13,300	393,147
Electronic Equipment, Instruments & Components (2.0%)
LG Display Co. Ltd.	12,700	351,702
LG Innotek Co. Ltd.	2,300	213,534
		565,236
Food Products (0.5%)
Lotte Food Co. Ltd.	200	141,791
Household Durables (1.6%)
Hanssem Co. Ltd.	2,500	461,327
Insurance (0.7%)
Hyundai Marine & Fire Insurance Co. Ltd.	7,300	194,581
Personal Products (1.8%)
Amorepacific Corp.	144	521,731
Semiconductors & Semiconductor Equipment (3.3%)
Samsung Electronics Co. Ltd.	730	957,653
Software (0.9%)
Com2uSCorp[1]	1,500	252,878
		4,499,814
TAIWAN (11.2%)
Commercial Banks (0.7%)
King's Town Bank Co. Ltd.	182,000	186,537
Computers & Peripherals (2.8%)
Asustek Computer, Inc.	20,900	221,422
Catcher Technology Co. Ltd.	21,100	246,909
Pegatron Corp.	112,300	332,683
		801,014
Electronic Equipment, Instruments & Components (2.8%)
Hon Hai Precision Industry Co. Ltd.	191,860	574,898
Largan Precision Co. Ltd.	2,100	210,433
		785,331
Internet Software & Services (0.7%)
PChome Online, Inc.	12,300	209,244
Personal Products (0.6%)
Grape King Bio Ltd.	33,600	183,049
Semiconductors & Semiconductor Equipment (3.6%)
Taiwan Semiconductor Manufacturing Co. Ltd.	213,600	1,028,328
		3,193,503

See Accompanying Notes to Financial Statements.
11

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS
THAILAND (6.0%)
Chemicals (1.8%)
PTT Global Chemical PCL	264,600	$515,715
Commercial Banks (2.8%)
Bangkok Bank PCL, NVDR	72,900	408,044
Krung Thai Bank PCL, NVDR	667,000	403,587
		811,631
Food Products (0.6%)
Thai Union Frozen Products PCL	277,700	171,851
Oil, Gas & Consumable Fuels (0.8%)
PTT PCL	20,800	224,626
		1,723,823
TURKEY (3.9%)
Construction & Engineering (0.5%)
Tekfen Holding AS1	83,000	154,977
Diversified Telecommunication Services (1.7%)
Turk Telekomunikasyon AS	172,000	474,951
Oil, Gas & Consumable Fuels (0.6%)
Tupras Turkiye Petrol Rafinerileri AS1	7,500	181,998
Real Estate Investment Trusts (1.1%)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	262,500	302,926
		1,114,852
UNITED ARAB EMIRATES (0.6%)
Commercial Banks (0.6%)
Abu Dhabi Commercial Bank PJSC	79,000	159,326
UNITED KINGDOM (1.0%)
Insurance (1.0%)
Old Mutual PLC	82,000	294,479
TOTAL COMMON STOCKS (Cost $23,739,275)		25,839,781
PREFERRED STOCKS (2.4%)
BRAZIL (2.4%)
Commercial Banks (2.4%)
Banco Bradesco S.A.	16,080	172,432
Itau Unibanco Holding S.A.	40,500	520,320
TOTAL PREFERRED STOCKS (Cost $710,508)		692,752
EXCHANGE TRADED FUNDS (5.3%)
FRANCE (2.6%)
Lyxor ETF MSCI India[1]	46,550	748,519

See Accompanying Notes to Financial Statements.
12

Credit Suisse Emerging Markets Equity Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUNDS
LUXEMBOURG (2.7%)
db x-trackers CNX Nifty UCITS ETF[1]	5,825	$765,511
TOTAL EXCHANGE TRADED FUNDS (Cost $1,303,380)		1,514,030
	Par (000)
SHORT-TERM INVESTMENT (1.3%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/01/2015 (Cost $387,000)	$387	387,000
TOTAL INVESTMENTS AT VALUE (99.4%) (Cost $26,140,163)		28,433,563
OTHER ASSETS IN EXCESS OF LIABILITIES (0.6%)		160,460
NET ASSETS (100.0%)		$28,594,023

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

NVDR = Non-Voting Depository Receipt

1  Non-income producing security.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Emerging Markets Equity Fund
Statement of Assets and Liabilities
April 30, 2015 (unaudited)

Assets
Investments at value (Cost $26,140,163) (Note 2)	$28,433,563
Cash	707
Foreign currency at value (cost $7,518)	7,547
Receivable for investments sold	1,629,300
Dividend receivable	61,952
Receivable for fund shares sold	13,355
Receivable from investment adviser (Note 3)	5,912
Prepaid expenses	24,799
Total assets	30,177,135
Liabilities
Shareholder servicing/Distribution fee payable (Note 3)	1,782
Payable for investments purchased	1,528,006
Trustees' fee payable	6,953
Offering costs (Note 3)	1,173
Accrued expenses	45,198
Total liabilities	1,583,112
Net Assets
Capital stock, $.001 par value (Note 6)	2,720
Paid-in capital (Note 6)	27,376,163
Accumulated net investment loss	(311,753)
Accumulated net realized loss on investments and foreign currency transactions	(759,353)
Net unrealized appreciation from investments and foreign currency translations	2,286,246
Net assets	$28,594,023
I Shares
Net assets	$25,201,089
Shares outstanding	2,396,902
Net asset value, offering price and redemption price per share	$10.51
A Shares
Net assets	$1,560,184
Shares outstanding	148,518
Net asset value and redemption price per share	$10.51
Maximum offering price per share (net asset value/(1-5.25%))	$11.09
C Shares
Net assets	$1,832,750
Shares outstanding	174,922
Net asset value, offering price and redemption price per share	$10.48

See Accompanying Notes to Financial Statements.
14

Credit Suisse Emerging Markets Equity Fund
Statement of Operations
For the Six Months Ended April 30, 2015 (unaudited)

Investment Income
Dividends	$204,037
Foreign taxes withheld	(16,394)
Total investment income	187,643
Expenses
Investment advisory fees (Note 3)	115,262
Administrative services fees (Note 3)	49,746
Shareholder servicing/Distribution fees (Note 3)
Class A	1,662
Class C	5,801
Registration fees	22,837
Audit and tax fees	19,830
Trustees' fees	14,241
Custodian fees	13,442
Legal fees	13,264
Printing fees (Note 3)	11,984
Offering costs (Note 3)	10,256
Transfer agent fees (Note 3)	2,460
Insurance expense	318
Commitment fees (Note 4)	217
Miscellaneous expense	1,229
Total expenses	282,549
Less: fees waived (Note 3)	(115,020)
Net expenses	167,529
Net investment income	20,114
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(252,795)
Net realized loss from foreign currency transactions	(2,564)
Net change in unrealized appreciation (depreciation) from investments	1,457,893
Net change in unrealized appreciation (depreciation) from foreign currency translations	(9,676)
Net realized and unrealized gain from investments and foreign currency related items	1,192,858
Net increase in net assets resulting from operations	$1,212,972

See Accompanying Notes to Financial Statements.
15

Credit Suisse Emerging Markets Equity Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (unaudited)	For the Period Ended October 31, 2014[1]
From Operations
Net investment income	$20,114	$325,769
Net realized loss from investments and foreign currency transactions	(255,359)	(495,993)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	1,448,217	838,029
Net increase in net assets resulting from operations	1,212,972	667,805
From Dividends
Dividends from net investment income
Class I	(620,068)	—
Class A	(31,587)	—
Class C	(16,465)	—
Net decrease in net assets resulting from dividends	(668,120)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	5,264,230	22,618,171
Reinvestment of dividends	665,630	—
Net asset value of shares redeemed	(1,131,150)	(35,515)
Net increase in net assets from capital share transactions	4,798,710	22,582,656
Net increase in net assets	5,343,562	23,250,461
Net Assets
Beginning of period	23,250,461	—
End of period	$28,594,023	$23,250,461
Undistributed (accumulated) net investment income (loss)	$(311,753)	$336,253

1  For the period December 26, 2013 (commencement of operations) through October 31, 2014.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015 (unadited)	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$10.36	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.01	0.16
Net gain on investments and foreign currency related items (both realized and unrealized)	0.40	0.20
Total from investment operations	0.41	0.36
LESS DIVIDENDS
Dividends from net investment income	(0.26)	—
Total dividends	(0.26)	—
Net asset value, end of period	$10.51	$10.36
Total return[3]	4.13%	3.60%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$25,201	$21,040
Ratio of net expenses to average net assets	1.25%[4]	1.25%[4]
Ratio of net investment income to average net assets	0.21%[4]	1.88%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.90%[4]	1.38%[4]
Portfolio turnover rate	33%	50%

1  For the period December 26, 2013 (commencement of operations) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Financial Statements.
17

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015 (unadited)	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$10.34	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	(0.00)[3]	0.15
Net gain on investments and foreign currency related items (both realized and unrealized)	0.41	0.19
Total from investment operations	0.41	0.34
LESS DIVIDENDS
Dividends from net investment income	(0.24)	—
Total dividends	(0.24)	—
Net asset value, end of period	$10.51[4]	$10.34
Total return[5]	4.07%	3.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,560	$1,182
Ratio of net expenses to average net assets	1.50%[6]	1.50%[6]
Ratio of net investment income (loss) to average net assets	(0.01)%[6]	1.72%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.90%[6]	1.38%[6]
Portfolio turnover rate	33%	50%

1  For the period December 26, 2013 (commencement of operations) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

5  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Emerging Markets Equity Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015 (unadited)	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$10.28	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.03)	0.08
Net gain on investments and foreign currency related items (both realized and unrealized)	0.39	0.20
Total from investment operations	0.36	0.28
LESS DIVIDENDS
Dividends from net investment income	(0.16)	—
Total dividends	(0.16)	—
Net asset value, end of period	$10.48[3]	$10.28
Total return[4]	3.60%	2.80%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,833	$1,028
Ratio of net expenses to average net assets	2.25%[5]	2.25%[5]
Ratio of net investment income (loss) to average net assets	(0.68)%[5]	0.91%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.90%[5]	1.38%[5]
Portfolio turnover rate	33%	50%

1  For the period December 26, 2013 (commencement of operations) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

4  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements
April 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Emerging Markets Equity Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services-Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or

20

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$5,627,471	$20,212,310	$—	$25,839,781
Preferred Stocks	692,752	—	—	692,752
Exchange Traded Funds	1,514,030	—	—	1,514,030
Short-term Investment	—	387,000	—	387,000
	$7,834,253	$20,599,310	$—	$28,433,563

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2015, there were no transfers in and out of Level 2 and Level 3, but there were $520,320 transferred out from Level 2 to Level 1, as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

22

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

23

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

I) FOREIGN INVESTMENTS RISK — The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Fund. Such concentrations

24

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

Because these Funds may invest a significant portion of their assets in these markets, they are subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

J) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

K) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets. For the six months ended April 30, 2015, investment advisory fees earned and fees waived/expenses reimbursed were $115,262 and $115,020, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be

25

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

terminated before February 28, 2016. Credit Suisse currently contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.25% of the Fund's average daily net assets for Class I shares, 1.50% of the Fund's average daily net assets for Class A shares, and 2.25% of the Fund's average daily net assets for Class C shares.

For the six months ended April 30, 2015, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2015 are as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires October 31, 2017	Expires October 31, 2018
Class I	$332,287	$228,447	$103,840
Class A	19,164	13,198	5,966
Class C	17,510	12,296	5,214
Totals	$368,961	$253,941	$115,020

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2015, co-administrative services fees earned by Credit Suisse were $11,526.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $38,220.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2015, the Fund paid Rule 12b-1 distribution fees of $1,662 for Class A shares and $5,801 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

26

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2015, the Fund paid $1,178, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2015, CSSU and its affiliates advised the Fund that there was no commissions earned on the sale of the Fund's Class A and Class C shares.

Offering costs, including initial registration cost, were deferred and will be charged to expenses over the Fund's first 12 months of operation. For the six months ended April 30, 2015, $10,256 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2015 and during the six months ended April 30, 2015, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments) were $12,215,050 and $8,383,220, respectively.

27

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2015 (unaudited)		For the Period Ended October 31, 2014[1]
	Shares	Value	Shares	Value
Shares sold	420,309	$4,259,230	2,033,391	$20,470,437
Shares issued in reinvestment of dividends	64,398	617,578	—	—
Shares redeemed	(117,810)	(1,131,150)	(3,386)	(35,515)
Net increase	366,897	$3,745,658	2,030,005	$20,434,922
	Class A
	For the Six Months Ended April 30, 2015 (unaudited)		For the Period Ended October 31, 2014[1]
	Shares	Value	Shares	Value
Shares sold	30,917	$305,000	114,307	$1,147,734
Shares issued in reinvestment of dividends	3,294	31,587	—	—
Net increase	34,211	$336,587	114,307	$1,147,734
	Class C
	For the Six Months Ended April 30, 2015 (unaudited)		For the Period Ended October 31, 2014[1]
	Shares	Value	Shares	Value
Shares sold	73,205	$700,000	100,000	$1,000,000
Shares issued in reinvestment of dividends	1,717	16,465	—	—
Net increase	74,922	$716,465	100,000	$1,000,000

1  For the period December 26, 2013 (commencement of operations) through October 31, 2014.

On April 30, 2015, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	2	*	97%
Class A	3	*	100%
Class C	2	*	100%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

28

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the

29

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

30

Credit Suisse Emerging Markets Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

31

Credit Suisse Emerging Markets Equity Fund
Board Approval of Advisory Agreement (unaudited)

Credit Suisse Emerging Markets Equity Fund (the "Fund") is a new series of Credit Suisse Opportunity Funds (the "Trust"). In approving the Amended and Restated Investment Advisory Agreement with respect to the Fund (the "Advisory Agreement"), the Board of Trustees (the "Board") of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 12, 2013, considered the factors set at below.

The Investment Advisory Agreement was approved for an initial term of two years with respect to the Fund.

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the proposed contractual advisory fee rate of 0.90% of the Fund's average daily net assets (the "Gross Advisory Fee") for the Fund in light of the extent and quality of the proposed advisory services that would be provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse would enter into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses (with certain exceptions) to 1.50%, 2.25% and 1.25% of the average daily net assets of Class A, Class C and Class I, respectively, for at least the first year of Fund operations.

Additionally, the Board received and considered information used to compare the Fund's proposed Gross Advisory Fee and the Fund's estimated net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information about the Fund's proposed objective, principal strategies, principal risks and Credit Suisse's distribution strategy for the Fund. The Board received and considered information regarding the nature, extent and quality of services that would be provided to the Fund by Credit Suisse under the proposed Advisory Agreement. The Board took into account all materials provided and presentations made to the Board at the November 12, 2013 meeting and at other meetings throughout the year. The Board also noted information received at meetings throughout the year related to the services rendered by Credit Suisse to other funds. The Board

32

Credit Suisse Emerging Markets Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

reviewed background information about Credit Suisse. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention that was expected to be given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel.

Fund Performance

There was no Fund performance information since the Fund was new. However, the Board considered the performance of a similarly managed account of Credit Suisse.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under advisory agreements for other Credit Suisse funds advised by Credit Suisse. The Board also considered Credit Suisse's methodology for allocating costs among the funds, recognizing that cost allocation methodologies are inherently subjective.

Economies of Scale

The Board considered information regarding whether there could be economies of scale with respect to the management of the Fund and whether the Fund could appropriately benefit from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's proposed advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits expected to be received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit

33

Credit Suisse Emerging Markets Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards Credit Suisse would apply in seeking best execution for the Fund and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

The Board reviews and assesses the quality of the services that Credit Suisse provides to other Credit Suisse funds throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures for other Credit Suisse funds. The Board would receive similar reports with respect to the Fund.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

The estimated net total expenses and the proposed Gross Advisory Fee were just below the median of the Expense Group and the estimated net management fee was also below the median of the Expense Group. The Board also considered the demands, complexity and quality of the investment management of the Fund and the Expense Limitation Agreement. The Board determined the fees to be reasonable.

The Board was satisfied with the proposed nature, extent and quality of the investment advisory services that would be provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services that would be provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

In light of the information, the Fund's proposed fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

34

Credit Suisse Emerging Markets Equity Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

35

Credit Suisse Emerging Markets Equity Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2015.

36

Credit Suisse Emerging Markets Equity Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

37

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  EMF-SAR-0415

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2015
  (unaudited)

■  CREDIT SUISSE
GLOBAL SUSTAINABLE DIVIDEND EQUITY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report
April 30, 2015 (unaudited)

June 26, 2015

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Global Sustainable Dividend Equity Fund (the "Fund"), for the two-month period ended April 30, 2015.

Performance Summary
03/1/2015 – 04/30/2015

Fund & Benchmark	Performance
Class I1	-0.95%
Class A1,2	-0.97%
Class C1,2	-1.10%
MSCI ACWI NR USD[3]	1.31%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review:

The two-month period ended April 30, 2015 was an interesting one for dividend equities, with the MSCI ACWI Index (the "Index"), the Fund's benchmark, returning 1.31%. The Fund finished the period down 0.95%.

Global equity markets continue to be choppy, yet are trending upward as many macroeconomic issues weigh on investors. While oil prices seem to have bottomed in the first quarter, the recovery has been far from "v-shaped." U.S. economic conditions continue to show signs of improvement, yet the timing of a potential rate hike remains a big uncertainty for both bond and equity holders alike. Additionally, after a steep drop since the beginning of 2015, European currencies have regained strength over the past several weeks.

On a company-specific level, earnings for multinational companies have been impacted (some positively, some negatively) by a number of these issues. Lower oil prices have negatively affected energy producers, but positively affected companies that use oil products orbi-products as a raw material. Additionally, we have observed increased volatility in the higher dividend/lower dividend growth areas of the equity markets around the releases of economic data that could influence U.S. interest rates. Finally, the appreciation of the U.S. Dollar has created larger-than-expected headwinds and tailwinds for many U.S. and European companies, respectively.

Since the launch of the Fund, there has been significant divergence in performance across regions (measured in USD). Emerging markets equities have

1

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

significantly outpaced developed markets equities (U.S. & Europe). Within the developed markets, European equities have outpaced those from the United States.

Strategic Review and Outlook:

For the two-month period ended April 30, 2015, the Fund underperformed the Index. Many of the global themes that we have observed weighing on global markets have impacted Fund holdings, and ultimately Fund performance. In addition to the global themes, dividend focused equities have struggled. While the Fund seeks companies with a combination of an above market dividend yield and dividend growth potential, these companies generally have been impacted by rate hike uncertainty. To this end, the Fund continues to shift away from more traditional dividend plays toward "defensive cyclicals."

From a regional perspective, the Fund remains overweight European equities, market weight U.S. equities, and underweight Asia Pacific equities relative to the benchmark. From a stock specific perspective, U.S. equities with sustainable dividend yields and wide moats around their businesses have becoming increasingly expensive. We currently find more opportunities for these names within Europe and the emerging markets.

From a sector perspective, the Fund is overweight Consumer Staples and Health Care, market weight Materials and Technology, and underweight Utilities, Industrials, Telecommunications, Consumer Discretionary, Energy and Financials. We reduced the portfolio's weight in Utilities and Energy, as the increased volatility in these sectors is not adequately compensated with yield or valuation. We also added positions in companies with defensive characteristics and defensible business models within cyclical sectors (i.e. Materials, Industrials) and increased exposure to the Financials sector.

Overall, we believe the Fund is well positioned to weather potentially continuing volatility in the equity markets and to provide investors the opportunity for sustainable current income with long-term capital appreciation potential.

The Credit Suisse Capital Discipline Group

Adam Steffanus
Michael Valentinas

All investments involve some level of risk. Simply defined, risk is the possibility that you will lose money or not make money. Principal risk factors for the Fund include

2

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

currency risk, derivatives risk, equity exposure risk, foreign securities risk, futures contract risk, liquidity risk, manager risk, market risk, small- and mid-cap stock risk and swap agreements risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Total return for the Fund's Class A shares for the 2 months ended April 30, 2015, based on offering price (including maximum sales charge of 5.25%), was negative 6.13%. Total return for the Fund's Class C shares for the same period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was negative 2.09%.

3  The MSCI All Country World Index is a free float weighted equity index that captures large and mid cap representation across developed market countries. It covers approximately 85% of free float-adjusted market capitalization in each country. The index does not have transaction cost and investors cannot invest directly in the index.

3

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Returns as of April 30, 20151

Since Inception[2]
Class I	(0.95)%
Class A Without Sales Charge	(0.97)%
Class A With Maximum Sales Charge	(6.13)%
Class C Without CDSC	(1.10)%
Class C With CDSC	(2.09)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.32% for Class I shares, 2.57% for Class A shares and 3.32% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Inception Date February 27, 2015.

4

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the period ended April 30, 2015.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the period ended April 30, 2015

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 03/02/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$990.50	$990.30	$989.00
Expenses Paid per $1,000*	$1.15	$1.55	$2.78
Hypothetical 5% Fund Return
Beginning Account Value 03/02/15	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,007.07	$1,006.66	$1,005.42
Expenses Paid per $1,000*	$1.15	$1.57	$2.80
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Global Sustainable Dividend Equity Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Sector Breakdown*

Health Care	23.1%
Consumer Staples	21.6
Information Technology	14.6
Consumer Discretionary	9.1
Industrials	8.4
Financials	7.6
Materials	6.1
Short-Term Investment[1]	4.6
Energy	1.8
Telecommunication Services	1.7
Utilities	1.4
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2015, if applicable.

7

Credit Suisse Global Sustainable Dividend Equity Fund
Schedule of Investments
April 30, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS (95.3%)
CANADA (1.3%)
Banks (1.3%)
Bank of Montreal	4,300	$280,790
FRANCE (8.8%)
Oil, Gas & Consumable Fuels (1.8%)
TOTAL S.A., ADR	7,100	384,110
Personal Products (3.4%)
L'Oreal S.A.	3,800	723,710
Pharmaceuticals (3.6%)
Sanofi, ADR	15,500	783,525
		1,891,345
GERMANY (8.5%)
Chemicals (1.7%)
BASF SE, ADR	3,800	366,130
Industrial Conglomerates (3.3%)
Siemens AG, ADR	6,500	707,135
Insurance (3.5%)
Allianz SE, Reg S1	4,400	747,410
		1,820,675
IRELAND (4.2%)
IT Services (4.2%)
Accenture PLC, Class A	9,700	898,705
SOUTH AFRICA (1.7%)
Wireless Telecommunication Services (1.7%)
MTN Group, Ltd.	18,800	375,593
SPAIN (1.4%)
Electric Utilities (1.4%)
Red Electrica Corp. S.A.[2]	3,500	293,135
SWEDEN (2.3%)
Communications Equipment (2.3%)
Telefonaktiebolaget LM Ericsson, ADR	45,900	501,228
SWITZERLAND (9.0%)
Pharmaceuticals (9.0%)
Novartis AG, ADR	9,500	967,100
Roche Holding AG, ADR	26,800	961,584
		1,928,684
UNITED KINGDOM (12.7%)
Chemicals (1.0%)
Johnson Matthey PLC	4,100	209,867
See Accompanying Notes to Financial Statements.
8

Credit Suisse Global Sustainable Dividend Equity Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS
UNITED KINGDOM
Food Products (4.8%)
Unilever PLC, ADR	23,400	$1,025,388
Hotels, Restaurants & Leisure (1.7%)
Compass Group PLC	20,100	355,727
Metals & Mining (1.1%)
Rio Tinto PLC, ADR	5,400	241,866
Textiles, Apparel & Luxury Goods (1.9%)
Burberry Group PLC	15,500	413,686
Tobacco (2.2%)
British American Tobacco PLC, ADR	4,400	484,484
		2,731,018
UNITED STATES (45.4%)
Banks (1.2%)
JPMorgan Chase & Co.	4,300	272,018
Communications Equipment (5.7%)
Harris Corp.	5,000	401,200
QUALCOMM, Inc.	12,100	822,800
		1,224,000
Containers & Packaging (2.3%)
Bemis Co., Inc.	6,300	283,500
Sonoco Products Co.	4,700	210,043
		493,543
Distributors (1.6%)
Genuine Parts Co.	3,900	350,415
Food & Staples Retailing (6.0%)
Sysco Corp.	10,800	399,924
Wal-Mart Stores, Inc.	11,400	889,770
		1,289,694
Food Products (1.7%)
The Hershey Co.	4,000	367,680
Hotels, Restaurants & Leisure (2.7%)
McDonald's Corp.	6,100	588,955
Industrial Conglomerates (5.1%)
General Electric Co.	40,300	1,091,324
Insurance (1.5%)
The Travelers Cos., Inc.	3,200	323,552
Multiline Retail (1.2%)
Target Corp.	3,200	252,256

See Accompanying Notes to Financial Statements.
9

Credit Suisse Global Sustainable Dividend Equity Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

	Number of Shares	Value
COMMON STOCKS
UNITED STATES
Pharmaceuticals (10.5%)
AbbVie, Inc.	6,200	$400,892
Eli Lilly & Co.	11,400	819,318
Johnson & Johnson	10,500	1,041,600
		2,261,810
Software (2.4%)
Microsoft Corp.	10,500	510,720
Tobacco (3.5%)
Altria Group, Inc.	15,100	755,755
		9,781,722
TOTAL COMMON STOCKS (Cost $20,773,941)		20,502,895
	Par (000)
SHORT-TERM INVESTMENT (4.5%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010% 05/01/2015 (Cost $983,000)	$983	983,000
TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $21,756,941)		21,485,895
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		33,552
NET ASSETS (100.0%)		$21,519,447

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

1  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

2  Non-income producing security.

See Accompanying Notes to Financial Statements.
10

Credit Suisse Global Sustainable Dividend Equity Fund
Statement of Assets and Liabilities
April 30, 2015 (unaudited)

Assets
Investments at value (Cost $21,756,941) (Note 2)	$21,485,895
Cash	548
Prepaid offering cost (Note 3)	87,811
Dividend receivable	47,325
Receivable from investment adviser (Note 3)	17,762
Receivable for investments sold	6,085
Prepaid expenses	2,806
Total assets	21,648,232
Liabilities
Administrative services fee payable (Note 3)	10,888
Shareholder servicing/Distribution fee payable (Note 3)	1,123
Offering costs (Note 3)	105,000
Due to custodian for foreign currency at value (cost $6,150)	6,153
Trustees' fee payable	4,503
Accrued expenses	1,118
Total liabilities	128,785
Net Assets
Capital stock, $.001 par value (Note 6)	2,174
Paid-in capital (Note 6)	21,725,361
Undistributed net investment income	101,782
Accumulated net realized loss on investments and foreign currency transactions	(38,734)
Net unrealized depreciation from investments and foreign currency translations	(271,136)
Net assets	$21,519,447
I Shares
Net assets	$19,349,264
Shares outstanding	1,954,616
Net asset value, offering price and redemption price per share	$9.90
A Shares
Net assets	$1,078,487
Shares outstanding	108,967
Net asset value and redemption price per share	$9.90
Maximum offering price per share (net asset value/(1-5.25%))	$10.45
C Shares
Net assets	$1,091,696
Shares outstanding	110,406
Net asset value, offering price and redemption price per share	$9.89

See Accompanying Notes to Financial Statements.
11

Credit Suisse Global Sustainable Dividend Equity Fund
Statement of Operations
For the Period Ended April 30, 2015 (unaudited)1

Investment Income
Dividends	$149,936
Foreign taxes withheld	(11,630)
Total investment income	138,306
Expenses
Investment advisory fees (Note 3)	20,979
Administrative services fees (Note 3)	12,442
Shareholder servicing/Distribution fees (Note 3)
Class A	429
Class C	1,752
Offering costs (Note 3)	17,189
Audit and tax fees	8,606
Printing fees (Note 3)	4,910
Legal fees	4,672
Trustees' fees	4,503
Custodian fees	2,951
Transfer agent fees (Note 3)	1,377
Registration fees	1,291
Commitment fees (Note 4)	713
Insurance expense	148
Miscellaneous expense	1,208
Total expenses	83,170
Less: fees waived and expenses reimbursed (Note 3)	(56,513)
Net expenses	26,657
Net investment income	111,649
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(43,021)
Net realized gain from foreign currency transactions	4,287
Net change in unrealized appreciation (depreciation) from investments	(271,046)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(90)
Net realized and unrealized loss from investments and foreign currency related items	(309,870)
Net decrease in net assets resulting from operations	$(198,221)

1  For the period March 2, 2015 (commencement of operations) through April 30, 2015.

See Accompanying Notes to Financial Statements.
12

Credit Suisse Global Sustainable Dividend Equity Fund
Statement of Changes in Net Assets

For the Period Ended April 30, 2015 (unaudited)[1]
From Operations
Net investment income	$111,649
Net realized loss from investments and foreign currency transactions	(38,734)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(271,136)
Net decrease in net assets resulting from operations	(198,221)
From Dividends
Dividends from net investment income
Class I	(9,539)
Class A	(328)
Net decrease in net assets resulting from dividends	(9,867)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	21,717,708
Reinvestment of dividends	9,867
Net asset value of shares redeemed	(40)
Net increase in net assets from capital share transactions	21,727,535
Net increase in net assets	21,519,447
Net Assets
Beginning of period	—
End of period	$21,519,447
Undistributed net investment income	$101,782

1  For the period March 2, 2015 (commencement of operations) through April 30, 2015.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Global Sustainable Dividend Equity Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

For the Period Ended April 30, 2015 (unaudited)[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.05
Net loss on investments and foreign currency related items (both realized and unrealized)	(0.15)
Total from investment operations	(0.10)
LESS DIVIDENDS
Dividends from net investment income	(0.00)[3]
Net asset value, end of period	$9.90
Total return[4]	(0.95)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$19,349
Ratio of net expenses to average net assets	0.70%[5]
Ratio of net investment income to average net assets	3.26%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.62%[5]
Portfolio turnover rate	12%

1  For the period March 2, 2015 (commencement of operations) through April 30, 2015.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Global Sustainable Dividend Equity Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

For the Period Ended April 30, 2015 (unaudited)[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.05
Net loss on investments and foreign currency related items (both realized and unrealized)	(0.15)
Total from investment operations	(0.10)
LESS DIVIDENDS
Dividends from net investment income	(0.00)[3]
Net asset value, end of period	$9.90
Total return[4]	(0.97)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,078
Ratio of net expenses to average net assets	0.95%[5]
Ratio of net investment income to average net assets	2.96%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.62%[5]
Portfolio turnover rate	12%

1  For the period March 2, 2015 (commencement of operations) through April 30, 2015.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

15See Accompanying Notes to Financial Statements.

Credit Suisse Global Sustainable Dividend Equity Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

For the Period Ended April 30, 2015 (unaudited)[1]
Per share data
Net asset value, beginning of period	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.04
Net loss on investments and foreign currency related items (both realized and unrealized)	(0.15)
Total from investment operations	(0.11)
Net asset value, end of period	$9.89
Total return[3]	(1.10)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,092
Ratio of net expenses to average net assets	1.70%[4]
Ratio of net investment income to average net assets	2.19%[4]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.62%[4]
Portfolio turnover rate	12%

1  For the period March 2, 2015 (commencement of operations) through April 30, 2015.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

16See Accompanying Notes to Financial Statements.

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements
April 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Global Sustainable Dividend Equity Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks current income and capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services-Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or

17

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

18

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$17,383,767	$3,119,128	$—	$20,502,895
Short-term Investment	—	983,000	—	983,000
	$17,383,767	$4,102,128	$—	$21,485,895

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended April 30, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. The Fund has not entered into any derivative or hedging activities during the period covered by this report.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar

19

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale

20

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

I) FOREIGN INVESTMENTS RISK — The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Fund. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

21

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

Because these Funds may invest a significant portion of their assets in these markets, they are subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

J) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

K) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.90% of the Fund's average daily net assets. For the period ended April 30, 2015, investment advisory fees earned and fees waived/expenses reimbursed were $20,979 and $56,513, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. Credit Suisse currently contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares, and 1.70% of the Fund's average daily net assets for Class C shares.

22

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For the six months ended April 30, 2015, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2015 are as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires October 31, 2018
Class I	$50,912	$50,912
Class A	2,771	2,771
Class C	2,830	2,830
Totals	$56,513	$56,513

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the period ended April 30, 2015, co-administrative services fees earned by Credit Suisse were $3,147.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the period ended April 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $9,295.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the period ended April 30, 2015, the Fund paid Rule 12b-1 distribution fees of $429 for Class A shares and $1,752 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the period ended April 30, 2015, the Fund made no such payments.

For the period ended April 30, 2015, CSSU and its affiliates advised the Fund that they retained $455 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

23

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Offering costs, including initial registration cost, were deferred and will be charged to expenses over the Fund's first 12 months of operation. For the period ended April 30, 2015, $17,189 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2015 and during the period ended April 30, 2015, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the period ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments) were $23,242,117 and $2,425,156, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Period Ended April 30, 2015 (unaudited)[1]
	Shares	Value
Shares sold	1,953,642	$19,530,129
Shares issued in reinvestment of dividends	978	9,539
Shares redeemed	(4)	(40)
Net increase	1,954,616	$19,539,628

24

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

	Class A
	For the Period Ended April 30, 2015 (unaudited)[1]
	Shares	Value
Shares sold	108,933	$1,087,579
Shares issued in reinvestment of dividends	34	328
Net increase	108,967	$1,087,907
	Class C
	For the Period Ended April 30, 2015 (unaudited)[1]
	Shares	Value
Shares sold	110,406	$1,100,000
Net increase	110,406	$1,100,000

1  For the period March 2, 2015 (commencement of operations) through April 30, 2015.

On April 30, 2015, the number of shareholders that had no held 5% of the outstanding shares of each class of the Fund.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement

25

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment

26

Credit Suisse Global Sustainable Dividend Equity Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

27

Credit Suisse Global Sustainable Dividend Equity Fund
Board Approval of Advisory Agreement (unaudited)

Credit Suisse Global Sustainable Dividend Equity Fund (the "Fund") is a new series of Credit Suisse Opportunity Funds (the "Trust"). In approving the Amended and Restated Investment Advisory Agreement with respect to the Fund (the "Advisory Agreement"), the Board of Trustees (the "Board") of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on February 24, 2015, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the proposed contractual advisory fee rate of 0.60% of the Fund's average daily net assets (the "Gross Advisory Fee") for the Fund in light of the extent and quality of the proposed advisory services that would be provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse would enter into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses (with certain exceptions) to 0.95%, 1.70% and 0.70% of the average daily net assets of Class A, Class C and Class I, respectively, for at least the first year of Fund operations.

Additionally, the Board received and considered information used to compare the Fund's proposed Gross Advisory Fee and the Fund's estimated net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information about the Fund's proposed objective, principal strategies, principal risks and Credit Suisse's distribution strategy for the Fund. The Board received and considered information regarding the nature, extent and quality of services that would be provided to the Fund by Credit Suisse under the proposed Advisory Agreement. The Board took into account all materials provided and presentations made to the Board at the February 24, 2015 meeting and at other meetings throughout the past year. The Board also noted information received at meetings throughout the past year related to the services rendered by Credit Suisse to other funds. The Board reviewed background information about Credit Suisse. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention that was expected to be given to the

28

Credit Suisse Global Sustainable Dividend Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel.

Fund Performance

There was no Fund performance information provided since the Fund had not commenced investment operations. The Board received and reviewed performance information for an account that was similarly managed by the proposed portfolio managers of the Fund.

Credit Suisse Profitability

There was no profitability analysis since the Fund had not commenced investment operations.

Economies of Scale

The Board considered information regarding whether there could be economies of scale with respect to the management of the Fund and whether the Fund could appropriately benefit from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's proposed advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits expected to be received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

29

Credit Suisse Global Sustainable Dividend Equity Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Factors and Broader Review

The Board reviewed and assessed the quality of the services that Credit Suisse provides to other Credit Suisse funds throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures for other Credit Suisse funds. The Board would receive similar reports with respect to the Fund.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board determined the fees to be reasonable.

The Board was satisfied with the proposed nature, extent and quality of the investment advisory services that would be provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services that would be provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

30

Credit Suisse Global Sustainable Dividend Equity Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

31

Credit Suisse Global Sustainable Dividend Equity Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2015.

32

Credit Suisse Global Sustainable Dividend Equity Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling Fund Code Not Found

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

33

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  GSDE-SAR-0415

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2015
  (unaudited)

■  CREDIT SUISSE
STRATEGIC INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report
April 30, 2015 (unaudited)

June 26, 2015

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund"), for the six-month period ended April 30, 2015.

Performance Summary
11/01/14 – 04/30/15

Fund & Benchmark	Performance
Class I1	2.35%
Class A1,2	2.13%
Class C1,2	1.85%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index[3]	0.01%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review:

The six-month period ended April 30, 2015 was positive for many fixed income asset classes. The U.S. 10-year Treasury returned 3.59%, while the investment grade asset class, represented by BofA Merrill Lynch U.S. Corporate Index, returned 2.22%. In addition, the high yield market, represented by BofA Merrill Lynch U.S. High Yield Constrained Index, returned 1.52% and the senior loan market, represented by Credit Suisse Leveraged Loan Index, returned 2.31%. Though returns were positive for the period across many asset classes, there was also increased volatility. A global search for yield, a decline in the price of oil, and the timing of a potential rate hike by the Fed all contributed to a mixed environment.

Default rates within both the senior loan market and high yield asset class dropped to 1.26% and 1.7%, respectively — and both remain well below historical averages. Looking forward, we believe that fundamentals, outside of oil and gas-related sectors, are supportive of a low default rate outlook.

Strategy Review and Outlook:

For the six-month period ended April 30, 2015, the Fund outperformed the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the Fund's benchmark. Allocations to asset-backed securities, specifically collateralized loan obligations ("CLOs"), and senior loans contributed to returns. Industry contribution was positive in nearly every sector, with manufacturing, electronics and chemicals

1

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

leading the way, while oil and gas lagged. From a ratings perspective, the Fund's exposure to BB and CCC rated investments contributed the most to returns.

We will continue to monitor supply and demand dynamics. Within the senior loan market, CLO issuance and moderating retail loan mutual funds have been supportive of the market. Coupled with a light new loan issuance calendar, technical demand has been positive. Similarly, for high yield bonds, sentiment within the market has steadied along with the price of oil.

Given these conditions, our market outlook continues to be sanguine, but we remain mindful of potential exogenous headline risk. Additionally, although the price of oil has recently stabilized, we believe that short-term disruptions in price could continue to weigh on credit markets.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") are subject to the risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential

2

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was negative 2.70%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 0.89%.

3  Using only liquid securities, the BofA Merrill Lynch 3 Month U.S. Treasury Bill Index seeks to replicate the return of the overall hedge fund industry, as represented by the Dow Jones Credit Suisse Hedge Fund Index. The index does not have transactions costs and investors may not invest directly in the index.

3

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Average Annual Returns as of April 30, 20151

	1 Year	Since Inception[2]
Class I	2.20%	8.03%
Class A Without Sales Charge	1.85%	7.73%
Class A With Maximum Sales Charge	(2.99)%	5.72%
Class C Without CDSC	1.09%	6.95%
Class C With CDSC	0.15%	6.95%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.31% for Class I shares, 1.56% for Class A shares and 2.31% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.99% for Class I shares, 1.24% for Class A shares and 1.99% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Inception date September 28, 2012.

4

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2015.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2015

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,023.50	$1,021.30	$1,018.50
Expenses Paid per $1,000*	$5.07	$6.31	$10.06
Hypothetical 5% Fund Return
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,019.79	$1,018.55	$1,014.83
Expenses Paid per $1,000*	$5.06	$6.31	$10.04
	Class I	Class A	Class C
Annualized Expense Ratios*	1.01%	1.26%	2.01%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Strategic Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Credit Quality Breakdown*

% of Total Investments as of April 30, 2015

S&P Ratings**

BB	17.4%
B	47.2
CCC	22.4
NR	9.2
Subtotal	96.2
Equity and Other	0.4
Short Term Investment[1]	3.4
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on S&P Ratings. S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P Ratings.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2015, if applicable.

7

Credit Suisse Strategic Income Fund
Schedule of Investments
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (32.9%)
Auto Parts & Equipment (0.5%)
$350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)[1]	(BB+, Ba2)	04/30/23	5.000	$355,250
Building Materials (0.7%)
500	Euramax International, Inc., Global Senior Secured Notes (Callable 05/18/15 @ 100.00)	(CCC, Caa2)	04/01/16	9.500	477,500
Cable & Satellite TV (1.4%)
400	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)[1]	(BB-, B1)	02/15/23	6.625	414,000
500	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/16 @ 104.69)[1]	(B-, B3)	08/01/21	6.250	522,500
					936,500
Chemicals (1.6%)
500	Polymer Group, Inc., Global Senior Secured Notes (Callable 06/01/15 @ 103.88)	(B-, B2)	02/01/19	7.750	518,750
600	Polymer Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/15 @ 105.16)[1]	(CCC+, Caa1)	06/01/19	6.875	572,250
52	Reichhold Industries, Inc., 9.000% Cash, 11.000% PIK, Rule 144A, Senior Secured Notes (Callable 06/01/15 @ 100.00)[1,2]	(NR, NR)	05/08/17	20.000	22,215
					1,113,215
Consumer/Commercial/Lease Financing (0.7%)
500	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)[1]	(CCC+, Caa2)	08/01/22	7.250	473,750
Electric - Generation (0.8%)
500	Dynegy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/17 @ 103.38)[1]	(B+, B3)	11/01/19	6.750	525,000
Energy - Exploration & Production (3.3%)
1,050	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(B-, B3)	04/15/21	6.750	1,073,625
478	Harkand Finance, Inc., Reg S, Rule 144A, Senior Secured Notes (Callable 03/28/16 @ 104.50)[1,3]	(NR, NR)	03/28/19	7.500	387,392

See Accompanying Notes to Financial Statements.
8

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Energy - Exploration & Production
$750	PDC Energy, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 103.88)	(B-, B3)	10/15/22	7.750	$802,500
					2,263,517
Gaming (1.3%)
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)[1,4]	(B, B2)	02/15/21	8.250	888,820
Gas Distribution (2.6%)
1,000	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B, B1)	02/15/21	5.750	997,500
750	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16 @ 103.25)	(BB, B1)	03/01/20	6.500	746,250
					1,743,750
Health Facility (0.7%)
500	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 08/01/16 @ 106.56)[1]	(B-, B3)	08/01/19	8.750	508,125
Health Services (0.5%)
350	ExamWorks Group, Inc., Company Guaranteed Notes (Callable 04/15/18 @ 104.22)	(B-, B3)	04/15/23	5.625	363,125
Hotels (1.4%)
1,000	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15 @ 102.00)[1,4,5]	(CCC, Caa2)	10/15/19	7.511	980,481
Investments & Misc. Financial Services (1.2%)
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15 @ 107.78)[1,6]	(B+, B2)	10/01/19	10.375	847,133
Metals & Mining - Excluding Steel (3.9%)
500	Boart Longyear Management Pty. Ltd., Rule 144A, Company Guaranteed Notes (Callable 04/01/16 @ 103.50)[1]	(CCC, Caa2)	04/01/21	7.000	350,000
164	Boart Longyear Management Pty. Ltd., Rule 144A, Senior Secured Notes[1]	(B-, B3)	10/01/18	10.000	168,920
500	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)[1]	(BB-, B1)	06/15/19	7.750	515,000

See Accompanying Notes to Financial Statements.
9

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Metals & Mining - Excluding Steel
$2,000	Taseko Mines Ltd., Company Guaranteed Notes (Callable 06/01/15 @ 103.88)	(B-, B3)	04/15/19	7.750	$1,370,000
500	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 06/01/15 @ 104.63)[1]	(NR, NR)	05/15/19	9.250	265,000
					2,668,920
Oil Field Equipment & Services (3.4%)
500	FTS International, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17 @ 104.69)[1]	(B, B2)	05/01/22	6.250	400,000
800	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15 @ 103.63)[1]	(B+, B2)	12/01/17	7.250	744,000
800	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B+, B2)	03/15/22	6.125	616,000
500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 06/01/15 @ 104.31)[1]	(B+, Ba3)	11/01/18	8.625	436,250
250	Sidewinder Drilling, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 104.88)[1]	(CCC+, Caa1)	11/15/19	9.750	158,750
					2,355,000
Oil Refining & Marketing (2.6%)
1,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(B+, B1)	11/01/22	6.500	1,015,000
500	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16 @ 104.13)	(BB+, Ba3)	02/15/20	8.250	532,500
250	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B+, B3)	04/01/21	6.250	253,750
					1,801,250
Property & Casualty Insurance (0.6%)
400	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)[1]	(CCC+, Caa2)	10/01/22	8.500	379,500
Software - Services (2.8%)
600	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B+, B2)	01/15/23	4.500	531,000

See Accompanying Notes to Financial Statements.
10

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Software - Services
$500	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)[1]	(B-, B3)	06/01/21	8.625	$512,500
500	Sophia Holding Finance, Inc., PIK, Rule 144A, Company Guaranteed Notes (Callable 06/01/15 @ 102.00)[1,2]	(CCC+, Caa2)	12/01/18	9.625	509,375
500	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)[1]	(CCC+, Caa1)	04/01/22	8.750	355,000
					1,907,875
Support - Services (0.8%)
500	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)	(BB-, B3)	09/01/22	7.000	526,250
Telecom - Wireless (0.3%)
183	SBA Communications Corp., Rule 144A, Senior Unsecured Notes (Callable 07/15/17 @ 103.66)[1]	(B, B3)	07/15/22	4.875	181,399
Theaters & Entertainment (1.8%)
715	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17 @ 103.00)	(BB-, Ba2)	04/15/22	6.000	743,600
500	Regal Entertainment Group, Senior Unsecured Notes (Callable 06/15/18 @ 102.88)	(B-, B3)	06/15/23	5.750	510,000
					1,253,600
TOTAL CORPORATE BONDS (Cost $24,364,018)					22,549,960
BANK LOANS (48.6%)
Aerospace & Defense (0.0%)
101	Aveos Fleet Performance, Inc.[5,7,8]	(CCC+, B3)	03/12/16	12.750	253
Auto Parts & Equipment (0.9%)
593	U.S. Farathane LLC[5]	(B+, B2)	12/23/21	6.750	600,647
Beverages (1.4%)
1,000	The Winebow Group, Inc.[5]	(CCC+, Caa1)	12/31/21	8.500	960,000
Building Materials (0.7%)
473	Panolam Industries International, Inc.[5]	(BB-, B2)	08/23/17	7.750	469,058
Chemicals (6.0%)
975	Albaugh LLC[5]	(BB, B1)	05/31/21	6.000	984,430
660	Chemstralia Pty Ltd.[5]	(BB-, B1)	02/28/22	7.250	661,650
480	Citadel Plastics Holdings, Inc.[5]	(B-, Caa1)	11/05/21	9.000	489,000
1,000	Colouroz Investment 2 LLC[5]	(B-, Caa1)	09/06/22	8.250	985,830

See Accompanying Notes to Financial Statements.
11

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Chemicals
$986	Peroxychem LLC[5]	(B+, B2)	02/28/20	7.500	$992,574
					4,113,484
Diversified Capital Goods (2.9%)
540	Dynacast International LLC[5]	(B, Ba3)	01/28/22	5.250	547,652
730	Husky Injection Molding Systems Ltd.[5]	(CCC+, Caa1)	06/30/22	7.250	725,565
696	Revere Industries LLC[5,8]	(CCC-, B3)	07/31/15	5.250	689,390
					1,962,607
Electric - Generation (0.5%)
600	Texas Competitive Electric Holdings Co. LLC[5]	(CCC, NR)	10/10/17	4.668	372,444
Electronics (1.4%)
950	FIDJI Luxembourg (BC4) Sarl[5]	(BB-, B1)	12/24/20	6.250	951,981
Food - Wholesale (0.9%)
625	Allflex Holdings III, Inc.[5]	(B-, B2)	07/19/21	8.000	629,466
Gaming (1.1%)
739	ROC Finance LLC[5]	(BB-, B2)	06/20/19	5.000	733,520
Health Facilities (2.1%)
491	Premier Dental Services, Inc.[5]	(B, B3)	11/01/18	6.000	437,230
1,000	Surgery Center Holdings, Inc.[5]	(CCC+, Caa2)	11/03/21	8.500	997,915
					1,435,145
Health Services (3.4%)
850	Creganna-Tactx Medical[5]	(CCC+, Caa1)	06/01/22	9.000	861,687
335	MMM Holdings, Inc.[5]	(B+, B2)	12/12/17	9.750	275,042
244	MSO of Puerto Rico, Inc.[5]	(B+, B2)	12/12/17	9.750	199,956
1,000	Valitas Health Services, Inc.[5]	(B-, B3)	06/02/17	6.000	989,375
					2,326,060
Insurance Brokerage (0.9%)
620	Hyperion Insurance Group Ltd.[5]	(B, B1)	03/26/22	5.500	626,587
Investments & Misc. Financial Services (2.9%)
481	Liquidnet Holdings, Inc.[5]	(B, B3)	05/22/19	7.750	469,219
1,000	Mergermarket U.S.A., Inc.[5]	(CCC+, Caa2)	02/04/22	7.500	945,830
602	Walter Investment Management Corp.[5]	(B+, B2)	12/19/20	4.750	577,379
					1,992,428
Machinery (3.2%)
750	CPM Holdings, Inc.[5]	(B+, B1)	04/01/22	6.000	759,375
437	Winoa S.A.[4,5,7,8]	(NR, NR)	01/24/19	3.988	484,936
146	Winoa S.A.[4,5,7,8]	(NR, NR)	01/30/19	3.988	161,645
785	WTG Holdings III Corp.[5]	(CCC+, Caa1)	01/15/22	8.500	780,424
					2,186,380
Media Content (1.6%)
1,000	DLG Acquisitions Ltd.[4,5]	(B-, Caa2)	06/30/22	8.250	1,115,474

See Accompanying Notes to Financial Statements.
12

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Metals & Mining - Excluding Steel (0.7%)
$499	Noranda Aluminum Acquisition Corp.[5]	(B-, B2)	02/28/19	5.750	$466,091
Oil Field Equipment & Services (1.0%)
1,000	Shelf Drilling Holdings Ltd.[5]	(B+, B1)	10/08/18	10.000	687,500
Oil Refining & Marketing (1.4%)
990	Philadelphia Energy Solutions LLC[5]	(BB-, B1)	04/04/18	6.250	975,051
Packaging (2.0%)
750	Charter NEX U.S. Holdings, Inc.[5]	(B+, B1)	02/07/22	5.250	756,559
640	Onex Wizard U.S. Acquisition, Inc.[5]	(B+, B1)	03/13/22	5.250	648,400
					1,404,959
Pharmaceuticals (1.1%)
750	Alvogen Pharma U.S., Inc.[5]	(B, B3)	04/02/22	6.000	757,185
Software - Services (2.9%)
1,000	Flexera Software LLC[5]	(CCC+, Caa1)	04/02/21	8.000	986,875
1,000	Landslide Holdings, Inc.[5]	(CCC+, Caa1)	02/25/21	8.250	970,000
					1,956,875
Specialty Retail (0.8%)
525	PetSmart, Inc.[5]	(BB-, Ba3)	03/11/22	5.000	532,093
Support - Services (2.4%)
993	Institutional Shareholder Services, Inc.[5]	(B+, B2)	04/30/21	5.000	990,019
763	Long Term Care Group, Inc.[5]	(B, B3)	06/06/20	6.000	688,156
					1,678,175
Tech Hardware & Equipment (1.4%)
1,000	Omnitracs, Inc.[5]	(CCC+, Caa1)	05/25/21	8.750	985,315
Telecom - Wireless (1.3%)
860	Maritime Telecommunications Network, Inc.[5]	(B+, NR)	03/04/16	7.500	859,526
Transport Infrastructure/Services (0.7%)
470	PODS LLC[5]	(B+, B1)	02/02/22	5.250	477,344
Trucking & Delivery (3.0%)
1,910	Fraikin OPCO[4,5,7,8]	(CCC+, B2)	03/31/17	11.008	2,022,667
TOTAL BANK LOANS (Cost $34,684,584)					33,278,315
ASSET BACKED SECURITIES (16.0%)
Collateralized Debt Obligations (16.0%)
1,000	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A1,5	(BB-, NR)	07/16/26	4.976	912,947
750	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A1,9	(NR, NR)	01/20/25	0.000	648,497
750	CIFC Funding Ltd., 2012-3A, Rule 144A1,5	(B, NR)	01/29/25	7.179	691,116
800	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A1,5	(BB, NR)	12/20/24	5.670	720,424
500	JFIN CLO Ltd., 2013-1A, Rule 144A1,5	(BB, NR)	01/20/25	5.025	444,657

See Accompanying Notes to Financial Statements.
13

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES
Collateralized Debt Obligations
$1,000	Ocean Trails CLO IV, 2013-4A, Rule 144A1,5	(B, NR)	08/13/25	6.158	$854,492
1,000	OCP CLO Ltd., 2014-6A, Rule 144A1,5	(B, NR)	07/17/26	5.875	817,421
1,000	Shackleton V CLO Ltd., 2014-5A, Rule 144A1,5	(BB-, NR)	05/07/26	4.606	857,718
750	Sound Point CLO II Ltd., 2013-1A, Rule 144A1,5	(B, NR)	04/26/25	5.777	628,820
750	Sound Point CLO IV Ltd., 2013-3A, Rule 144A1,5	(NR, B2)	01/21/26	5.225	597,835
750	Sound Point CLO V Ltd., 2014-1A, Rule 144A1,5	(NR, Ba3)	04/18/26	4.525	648,501
400	Stewart Park Clo Ltd., 2015-1A, Rule 144A1,9	(NR, NR)	04/15/26	0.000	376,000
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A1,5	(NR, Ba2)	07/15/26	5.275	1,194,297
800	WhiteHorse IX Ltd., 2014-9A, Rule 144A1,5	(NR, Ba3)	07/17/26	4.924	708,072
1,000	WhiteHorse VIII Ltd., 2014-1A, Rule 144A1,5	(NR, Ba3)	05/01/26	4.806	881,614
TOTAL ASSET BACKED SECURITIES (Cost $11,464,272)					10,982,411
Number of Shares
COMMON STOCK (0.3%)
Consumer Products (0.3%)
2,027	Natural Products Group[10] (Cost $297,984)				202,710
MUTUAL FUNDS (0.2%)
Commingled Funds (0.2%)
4,623	BlackRock Floating Rate Income Strategies Fund, Inc.				64,629
2,300	Eaton Vance Floating-Rate Income Trust				33,971
TOTAL MUTUAL FUNDS (Cost $101,102)					98,600
Par (000)			Maturity	Rate%
SHORT-TERM INVESTMENT (3.4%)
$2,352	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,352,000)		05/01/15	0.010	2,352,000
TOTAL INVESTMENTS AT VALUE (101.4%) (Cost $73,263,960)					69,463,996
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.4%)					(979,607)
NET ASSETS (100.0%)					$68,484,389

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to a value of $22,455,021 or 32.8% of net assets.

2  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

3  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

4  This security is denominated in Euro.

5  Variable rate obligations — The interest rate is the rate as of April 30, 2015.

6  This security is denominated in British Pound.

7  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

8  Illiquid security.

9  Zero-coupon security.

10  Non-income producing security.

Forward Foreign Currency Contracts
Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	5,510,450	EUR	5,167,000	07/15/15	Morgan Stanley	$(5,510,450)	$(5,795,327)	$(284,877)
USD	839,219	GBP	566,500	07/15/15	Morgan Stanley	(839,219)	(870,148)	(30,929)
								$(315,806)
Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

Futures Contracts
Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Interest Rate Contracts 10YR U.S. Treasury Note Futures	USD	Jun 2015	(30)	$(3,851,250)	$(47,164)
Net unrealized appreciation (depreciation)					$(47,164)

See Accompanying Notes to Financial Statements.
15

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
April 30, 2015 (unaudited)

Assets
Investments at value (Cost $73,263,960) (Note 2)	$69,463,996
Cash	927
Foreign currency at value (cost $132,426)	137,957
Cash segregated at brokers for futures contracts (Note 2)	44,550
Interest receivable	686,073
Receivable for fund shares sold	69,221
Variation margin receivable on futures contracts (Note 2)	4,119
Prepaid expenses and other assets	83,206
Total assets	70,490,049
Liabilities
Investment advisory fee payable (Note 3)	35,333
Administrative services fee payable (Note 3)	357
Shareholder servicing/Distribution fee payable (Note 3)	3,525
Payable for investments purchased	1,492,900
Unrealized depreciation on forward currency contracts (Note 2)	315,806
Payable for fund shares redeemed	28,380
Trustees' fee payable	7,579
Dividend payable	3,376
Accrued expenses	118,404
Total liabilities	2,005,660
Net Assets
Capital stock, $.001 par value (Note 6)	6,788
Paid-in capital (Note 6)	72,649,254
Accumulated net investment loss	(47,178)
Accumulated net realized gain from investments, futures contracts and foreign currency transactions	32,219
Net unrealized depreciation from investments, futures contracts and foreign currency translations	(4,156,694)
Net assets	$68,484,389
I Shares
Net assets	$59,496,707
Shares outstanding	5,897,163
Net asset value, offering price and redemption price per share	$10.09
A Shares
Net assets	$6,400,015
Shares outstanding	634,062
Net asset value and redemption price per share	$10.09
Maximum offering price per share (net asset value/(1-4.75%))	$10.59
C Shares
Net assets	$2,587,667
Shares outstanding	256,359
Net asset value, offering price and redemption price per share	$10.09

See Accompanying Notes to Financial Statements.
16

Credit Suisse Strategic Income Fund
Statement of Operations
For the Six Months Ended April 30, 2015 (unaudited)

Investment Income
Interest	$3,169,407
Dividends	147,253
Total investment income	3,316,660
Expenses
Investment advisory fees (Note 3)	290,265
Administrative services fees (Note 3)	47,091
Shareholder servicing/Distribution fees (Note 3)
Class A	11,357
Class C	11,771
Transfer agent fees (Note 3)	33,860
Registration fees	31,756
Audit and tax fees	24,216
Printing fees (Note 3)	20,086
Legal fees	17,382
Custodian fees	14,775
Trustees' fees	14,105
Interest expense (Note 4)	6,415
Insurance expense	1,695
Commitment fees (Note 4)	1,058
Miscellaneous expense	4,016
Total expenses	529,848
Less: fees waived (Note 3)	(117,155)
Net expenses	412,693
Net investment income	2,903,967
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Foreign Currency Related Items
Net realized loss from investments	(831,687)
Net realized loss from futures contracts	(124,072)
Net realized gain from foreign currency transactions	1,010,289
Net change in unrealized appreciation (depreciation) from investments	(1,384,424)
Net change in unrealized appreciation (depreciation) from futures contracts	(18,703)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(339,846)
Net realized and unrealized loss from investments, futures contracts and foreign currency related items	(1,688,443)
Net increase in net assets resulting from operations	$1,215,524

See Accompanying Notes to Financial Statements.
17

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014
From Operations
Net investment income	$2,903,967	$6,941,698
Net realized gain from investments, futures contracts and foreign currency transactions	54,530	1,920,471
Net change in unrealized appreciation (depreciation) from investments, futures contracts and foreign currency translations	(1,742,973)	(3,561,093)
Net increase in net assets resulting from operations	1,215,524	5,301,076
From Dividends and Distributions
Dividends from net investment income
Class I	(2,498,400)	(3,618,640)
Class A	(327,767)	(3,298,831)
Class C	(77,801)	(62,248)
Distributions from net realized gains
Class I	(1,613,222)	(444,056)
Class A	(305,637)	(730,997)
Class C	(41,391)	(2,529)
Net decrease in net assets resulting from dividends and distributions	(4,864,218)	(8,157,301)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	9,381,686	112,200,097
Reinvestment of dividends and distributions	4,826,613	8,113,603
Net asset value of shares redeemed	(40,727,399)	(97,397,159)[1]
Net increase (decrease) in net assets from capital share transactions	(26,519,100)	22,916,541
Net increase (decrease) in net assets	(30,167,794)	20,060,316
Net Assets
Beginning of period	98,652,183	78,591,867
End of period	$68,484,389	$98,652,183
Accumulated net investment loss	$(47,178)	$(47,177)

1  Net of $193 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.
18

Credit Suisse Strategic Income Fund
Statement of Cash Flows
April 30, 2015 (unaudited)

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$1,215,524
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash Provided by Operating Activities
Decrease in dividend interest receivable	$502,075
Decrease in accrued expenses	(30,480)
Decrease in prepaid expenses and other assets	53,885
Increase in advisory fees payable	18,692
Net amortization of discount on investments	(218,478)
Decrease in cash segregated at brokers	28,050
Purchases of long-term securities	(25,072,704)
Proceeds from sales of long-term securities	56,389,493
Sales of short-term securities, net	(198,000)
Net change in unrealized (appreciation) depreciation from investments and foreign currency translations	1,744,126
Net change in unrealized (appreciation) depreciation from futures contracts	18,703
Net realized loss from investments	831,687
Total adjustments		34,067,049
Net cash provided by operating activities[1]		$35,282,573
Cash Flows From Financing Activities
Decrease in loan payable	(200,000)
Proceeds from the sale of shares	9,361,725
Net asset value of shares redeemed	(40,921,126)
Cash dividends paid	(37,266)
Net cash used in financing activities		(31,796,667)
Net increase in cash		3,485,906
Cash — beginning of period		(3,347,022)
Cash — end of period		$138,884
Non-Cash Activity:
Issuance of shares through dividend reinvestments		$4,826,613

1  Included in operating expenses is cash of $6,415 paid for interest on borrowings.

See Accompanying Notes to Financial Statements.
19

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.46	$10.65	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	1.06	0.64	0.61	0.01
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(0.83)	(0.06)	0.60	0.06
Total from investment operations	0.23	0.58	1.21	0.07
REDEMPTION FEES	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.38)	(0.63)	(0.60)	(0.01)
Distributions from net realized gains	(0.22)	(0.14)	(0.02)	—
Total dividends and distributions	(0.60)	(0.77)	(0.62)	(0.01)
Net asset value, end of period	$10.09	$10.46	$10.65	$10.06
Total return[4]	2.35%	5.57%	12.29%	0.67%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$59,497	$81,868	$31,830	$20,710
Ratio of net expenses to average net assets	1.01%[5]	1.00%	0.99%	0.99%[5]
Ratio of expenses to average net assets excluding interest expense	0.99%[5]	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	7.58%[5]	5.94%	5.77%	0.87%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.30%[5]	0.18%	0.63%	5.25%[5]
Portfolio turnover rate	27%	124%	159%	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
20

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.47	$10.66	$10.07	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	2.42	0.58	0.45	0.00[3]
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(2.21)	(0.02)	0.73	0.08
Total from investment operations	0.21	0.56	1.18	0.08
REDEMPTION FEES	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.37)	(0.61)	(0.57)	(0.01)
Distributions from net realized gains	(0.22)	(0.14)	(0.02)	—
Total dividends and distributions	(0.59)	(0.75)	(0.59)	(0.01)
Net asset value, end of period	$10.09	$10.47	$10.66	$10.07
Total return[4]	2.13%	5.28%	11.94%	0.76%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$6,400	$14,633	$46,573	$101
Ratio of net expenses to average net assets	1.26%[5]	1.24%	1.24%	1.24%[5]
Ratio of expenses to average net assets excluding interest expense	1.24%[5]	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	7.22%[5]	5.44%	4.22%	0.42%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.30%[5]	0.18%	0.63%	5.25%[5]
Portfolio turnover rate	27%	124%	159%	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.
21

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012[1]
Per share data
Net asset value, beginning of period	$10.47[4]	$10.65	$10.06	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.66	0.53	0.50	(0.00)[3]
Net gain (loss) on investments, futures contracts and foreign currency related items (both realized and unrealized)	(0.49)	(0.05)	0.61	0.06
Total from investment operations	0.17	0.48	1.11	0.06
REDEMPTION FEES	—	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.33)	(0.52)	(0.50)	(0.00)[3]
Distributions from net realized gains	(0.22)	(0.14)	(0.02)	—
Total dividends and distributions	(0.55)	(0.66)	(0.52)	(0.00)[3]
Net asset value, end of period	$10.09	$10.47[4]	$10.65	$10.06
Total return[5]	1.85%	4.53%	11.18%	0.62%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,588	$2,151	$189	$101
Ratio of net expenses to average net assets	2.01%[6]	2.00%	1.99%	1.99%[6]
Ratio of expenses to average net assets excluding interest expense	1.99%[6]	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets	6.61%[6]	4.97%	4.77%	(0.33)%[6]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.30%[6]	0.18%	0.63%	5.25%[6]
Portfolio turnover rate	27%	124%	159%	31%

1  For the period September 28, 2012 (commencement of operations) through October 31, 2012.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

5  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

6  Annualized.

See Accompanying Notes to Financial Statements.
22

Credit Suisse Strategic Income Fund
Notes to Financial Statements
April 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services-Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying

23

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

24

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds	$—	$22,549,960	$—	$22,549,960
Bank Loans	—	20,040,736	13,237,579	33,278,315
Asset Backed Securities	—	10,982,411	—	10,982,411
Common Stocks	—	202,710	—	202,710
Mutual Funds	98,600	—	—	98,600
Short-term Investments	—	2,352,000	—	2,352,000
	$98,600	$56,127,817	$13,237,579	$69,463,996
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$315,806	$—	$315,806
Futures Contracts	47,164	—	—	47,164

*Other financial instruments include unrealized appreciation/(depreciation) on on forward foreign currency contracts and futures

The following is a reconciliation of investments as of April 30, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

Bank Loans
Balance as of October 31, 2014	$4,286,562
Accrued discounts (premiums)	86,002
Purchases	1,718,309
Sales	(18,990)
Realized gain (loss)	1,010
Change in unrealized appreciation (depreciation)	(203,328)
Transfers into Level 3	7,368,014
Transfers out of Level 3	—
Balance as of April 30, 2015	$13,237,579
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2015	$(203,515)

25

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 4/30/2015	Valuation Technique(s)	Unobservable Input	Range
Bank Loans	$13,237,579	Market Approach	Single Broker Quote	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2015, there were no significant transfers in and out of Level 1 and Level 2, but there were $7,368,014 transferred out from Level 2 to Level 3, due to lack of observable market data because of decrease in market activity. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund

26

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2015, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2015

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$315,806
Interest Rate Contracts	Unrealized appreciation on futures contracts	—	Unrealized depreciation on futures contracts	47,164	*
		$—		$362,970

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from forward currency transactions	$1,134,879	Net change in unrealized appreciation (depreciation) from forward currency transactions	$(359,702)
Interest Rate Contracts	Net realized loss from futures contracts	(124,072)	Net change in unrealized appreciation (depreciation) from futures contracts	(18,703)
		$1,010,807		$(378,405)

The notional amount of forward foreign currency contracts and futures contracts at the six months ended April 30, 2015 is reflected in the Schedule of Investments. For the six months ended April 30, 2015, the Fund held an average monthly value on a net basis of $8,183,594 in forward foreign currency contracts and average monthly notional value on a net basis of $0 and $3,005,631 in long futures contracts and short future contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain

27

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Liabilites Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley	$315,806	$—	$—	$—	$315,806

(a)  Forward foreign currency exchange contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of
28

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior two fiscal years remain subject to examination by the Internal Revenue Service.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

29

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers for the Fund was $44,550.

I) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. The Fund's open forward foreign currency contracts at April 30, 2015 are disclosed in the Schedule of Investments.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest

30

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2015, there were no securities out on loan. Securities lending income is accrued as earned.

K) OTHER — The high yield, fixed income securities in which the fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands

31

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.75% of the Fund's average daily net assets. For the six months ended April 30, 2015, investment advisory fees earned and fees waived/expenses reimbursed were $290,265 and $117,155, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2016. Credit Suisse currently contractually waives fees and reimburses expenses so that the Fund's annual operating expenses (excluding interest expense) will not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares, and 1.99% of the Fund's average daily net assets for Class C shares.

32

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

For the six months ended April 30, 2015, the amounts waived and reimbursed by the Advisor, as well as the amounts available for recoupment/potential future recoupment by the Advisor and the expiration schedule at April 30, 2015 are as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires October 31, 2015	Expires October 31, 2016	Expires October 31, 2017	Expires October 31, 2018
Class I	$450,958	$65,936	$174,496	$110,479	$100,047
Class A	207,232	514	83,111	110,046	13,561
Class C	7,304	514	960	2,283	3,547
Totals	$665,494	$66,964	$258,567	$222,808	$117,155

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2015, co-administrative services fees earned by Credit Suisse were $34,831.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $12,260.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2015, the Fund paid Rule 12b-1 distribution fees of $11,357 for Class A shares and $11,771 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the

33

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

six months ended April 30, 2015, the Fund paid $21,001, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2015, CSSU and its affiliates advised the Fund that they retained $232 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2015, the Fund had loans outstanding under the Credit Facility of $0. At April 30, 2015, and during the six months ended April 30, 2015, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding	Interest Paid
$923,762	1.381%	$10,632,000	$6,415

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments) were $20,872,620 and $46,530,397, respectively.

34

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	793,620	$7,954,559	5,577,837	$59,942,455
Shares issued in reinvestment of dividends and distributions	408,380	4,097,301	379,603	4,049,153
Shares redeemed	(3,128,003)	(31,446,359)	(1,122,241)	(11,944,176)
Net increase (decrease)	(1,926,003)	$(19,394,499)	4,835,199	$52,047,432
	Class A
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	71,048	$724,605	4,657,884	$50,152,817
Shares issued in reinvestment of dividends and distributions	61,402	616,661	374,142	4,003,351
Shares redeemed net of redemption fees	(895,503)	(8,967,868)	(8,003,989)	(85,310,897)
Net decrease	(763,053)	$(7,626,602)	(2,971,963)	$(31,154,729)
	Class C
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	70,371	$702,522	195,368	$2,104,825
Shares issued in reinvestment of dividends and distributions	11,237	112,651	5,727	61,099
Shares redeemed net of redemption fees	(30,690)	(313,172)	(13,405)	(142,086)
Net increase	50,918	$502,001	187,690	$2,023,838

On April 30, 2015, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	3	*	78%
Class A	3		78%
Class C	2		43%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

35

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the

36

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

37

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

38

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement and the Sub-Advisory Agreement for the Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 17 and 18, 2014, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.75% of the Fund's average daily net assets ("Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), as investment adviser, and Credit Suisse Asset Management Limited (the "Sub-Adviser"), as sub-adviser. The Board noted that the compensation paid to the Sub-Adviser does not increase the fees or expenses otherwise incurred by the Fund. The Board also considered that Credit Suisse entered into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.24%, 1.99% and 0.99% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2016.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements ("Net Advisory Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement and by the Sub-Adviser under the Sub-Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse and the Sub-Adviser. The Board reviewed background information about Credit Suisse and the Sub-Adviser, including their respective Form ADV Part 2 — Disclosure

39

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse and the Sub-Adviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

In approving the renewal of the Sub-Advisory Agreement, the Board considered the benefits of retaining Credit Suisse's affiliate as the Fund's Sub-Adviser and the Sub-Adviser's investment style.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the

40

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's advisory fee structure would be appropriate and reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse, the Sub-Adviser and their affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's and the Sub-Adviser's businesses as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards Credit Suisse and the Sub-Adviser applied in seeking best execution for the Fund and considered Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse and the Sub-Adviser, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement and the Sub-Advisory Agreement, the Board concluded that:

•  The combined Contractual Advisory Fee and co-administration fee were above the median contractual management fees of the Expense Group, and the combined Net Advisory Fee and co-administration fee were slightly

41

Credit Suisse Strategic Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

below the median net management fees of the Expense Group. The Board considered the fees to be reasonable.

•  The Fund commenced operations on September 28, 2012 and therefore performance information was shown for the one year period ended August 31, 2014. Fund performance was below the median of its Performance Group for the one year period but was above the median of its Performance Universe for the one year period.

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and the Sub-Adviser and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement and Sub-Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

42

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

43

Credit Suisse Strategic Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2015.

44

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

45

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SlF-SAR-0415

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2015
  (unaudited)

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report
April 30, 2015 (unaudited)

June 26, 2015

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund"), for the semiannual period ended April 30, 2015.

Performance Summary
11/1/2014 – 04/30/2015

Fund & Benchmark	Performance
Class I1	2.67%
Class A1,2	2.69%
Class B1,2	2.46%
Class C1,2	2.31%
Credit Suisse Leveraged Loan Index Total Return[3]	2.31%

Performance shown for the Fund's Class A, Class B and Class C Shares does not reflect sales charges, which are a maximum of 4.75, 4.00% and 1.00%, respectively.2

Market Review:

The semiannual period ended April 30, 2015 was a positive one for the senior loan market, with the Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark, returning 2.31%. The discount margin of the Index, assuming a three-year average life, contracted by 13 basis points ("bps") to finish the period at 502 bps. The average price of the Index was slightly higher, up 2 bps to 97.63%.

Though returns were positive for the market, it was also a period of elevated volatility,partially attributed to a significant decline in oil prices at the end of 2014. In fact, during the last two months of 2014, the Index dropped 0.64% and the average price of the Index reached a low of 95.48% before claiming back all of its losses.

Default rates within the senior loan market dropped to 1.26%, well below historical averages. Looking forward, outside of oil and gas-related sectors, most loan issuers have reported strong performance and fundamentals that should support low default rates going forward. Although the price of oil has seemed to stabilize, the market could see some near term defaults in the E&P and oil and gas services sectors.

From a quality standpoint, most rating categories had positive returns, with higher rated portions of the Index outperforming. Split BB-rated and BB-rated names led the charge at 3.01% and 2.9%, respectively, while lower rated CC & below names underperformed, returning a negative 12.18%.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Strategic Review and Outlook:

For the six-month period ended April 30, 2015, the Fund's Class I shares, Class A shares and Class B shares outperformed the Index, and the Fund's Class C shares performed in line with the Index. Positive security selection in oil and gas as well as utilities contributed to relative returns.

Market returns have been driven by supply and demand dynamics in 2015. CLO issuance has been robust, with $30.3 billion issued in Q1 alone (compared to $22.6 billion in Q1 of 2014's record year). Retail flows have been mixed with outflows slowing significantly and reversing to inflows in recent weeks. New loan issuance, in comparison, has been light with $80 billion in loans issued in 2015 (compared to $211 billion for the same time period in 2014).

Given these dynamics, we expect market conditions to remain sanguine in the near term, but we remain cautious of potential exogenous jolts that may cause temporary volatility.

Portfolio exposures remain underweight in the lower-rated, higher beta names in the Index that typically experience higher volatility during market corrections. As the Fed continues to evaluate raising short-term interest rates, the Fund is well positioned in the floating rate space and should perform well in the expected rising rate environment.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan

Senior secured floating rate loans ("Senior Loans") are subject to risk that a court could subordinate a Senior Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was negative 2.14%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4.00%), was negative 1.54%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was 1.31%.

2  Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Average Annual Returns as of April 30, 20151

	1 Year	5 Years	10 Years
Class I Class	3.57%	6.42%	6.62%
Class A Without Sales Charge	3.31%	6.17%	6.37%
Class A With Maximum Sales Charge	(1.62)%	5.14%	5.86%
Class B Without CDSC	2.70%	5.43%	5.61%
Class B With CDSC	(1.28)%	5.43%	5.61%
Class C Without CDSC	2.55%	5.36%	5.58%
Class C With CDSC	1.55%	5.36%	5.58%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.75% for Class I shares, 1.00% for Class A shares, 1.75% for Class B shares and 1.75% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares, 1.70% for Class B shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Voluntary waivers and/or reimbursements may be discontinued at any time.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2015.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2015

Actual Fund Return	Class I	Class A	Class B	Class C
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,026.70	$1,026.90	$1,024.60	$1,023.10
Expenses Paid per $1,000*	$3.52	$4.77	$8.53	$8.53
Hypothetical 5% Fund Return
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,021.32	$1,020.08	$1,016.36	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50	$8.50
	Class I	Class A	Class B	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Credit Quality Breakdown*
(% of Total Investments as ofApril 30, 2015)

S&P Ratings**

BBB	2.9%
BB	28.2
B	56.6
CCC	4.2
NR	3.0
Subtotal	94.9
Equity and Other[1]	0.0
Short-Term Investments[2]	5.1
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on S&P Ratings. S&P is a main provider of ratings for Credit Asset Classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P Ratings

1  This amount represents less than 0.1%.

2  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2015, if applicable.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (83.5%)
Advertising (0.7%)
$3,670	MH Sub I LLC[1]	(CCC+, Caa1)	07/08/22	8.500	$3,614,950
9,850	WMG Acquisition Corp.[1]	(B+, B1)	07/01/20	3.750	9,810,748
					13,425,698
Aerospace & Defense (1.1%)
11,996	LM U.S. Corp. Acquisition, Inc.[1]	(B-, B2)	10/25/19	4.750	12,090,805
1,400	LM U.S. Corp. Acquisition, Inc.[1]	(CCC, Caa2)	01/25/21	8.250	1,406,419
3,900	Science Applications International Corp.[1]	(BB, Ba2)	04/09/22	3.750	3,925,175
3,000	Sequa Corp.[1]	(CCC+, B3)	06/19/17	4.000	2,736,000
					20,158,399
Air Transportation (0.5%)
10,052	United Airlines, Inc.[1]	(BB, Ba2)	04/01/19	3.500	10,096,808
Auto Parts & Equipment (1.8%)
2,000	ABRA, Inc.[1]	(CCC+, Caa1)	09/19/22	8.250	2,020,000
8,109	Affinia Group Intermediate Holdings, Inc.[1]	(B, B2)	04/27/20	4.750	8,144,235
3,000	Allison Transmission, Inc.[1]	(BB+, Ba2)	08/23/19	3.500	3,022,500
1,790	American Tire Distributors Holdings, Inc.[1]	(B-, B2)	09/01/21	5.250	1,815,519
5,955	CS Intermediate Holdco 2 LLC[1]	(BB-, B1)	04/04/21	4.000	5,992,248
7,541	Gates Global, Inc.[1]	(B+, B2)	07/05/21	4.250	7,555,924
5,510	UCI International, Inc.[1]	(B-, B1)	07/26/17	5.500	5,429,703
					33,980,129
Automakers (0.7%)
3,412	Chrysler Group LLC[1]	(BB+, Ba1)	05/24/17	3.500	3,422,292
9,975	TI Group Automotive Systems LLC[1]	(BB-, B1)	07/02/21	4.250	10,003,951
					13,426,243
Banking (0.4%)
7,349	Citco Funding LLC[1]	(NR, B1)	06/29/18	4.250	7,408,850
Building & Construction (0.3%)
4,970	PGT, Inc.[1]	(BB-, B2)	09/22/21	5.250	5,050,775
Building Materials (2.9%)
11,796	ABC Supply Co., Inc.[1]	(BB+, B1)	04/16/20	3.500	11,844,318
10,980	Headwaters, Inc.[1]	(BB-, B1)	03/24/22	4.500	11,062,405
4,543	Interline Brands, Inc.[1]	(B, B3)	03/17/21	4.000	4,547,909
4,847	Mannington Mills, Inc.[1]	(BB-, B1)	10/01/21	4.750	4,887,875
12,227	Roofing Supply Group LLC[1]	(B, B3)	05/31/19	5.000	12,257,078
11,554	Wilsonart LLC[1]	(B+, B2)	10/31/19	4.000	11,563,444
					56,163,029
Cable & Satellite TV (0.9%)
5,512	Cequel Communications LLC[1]	(BB, Ba2)	02/14/19	3.500	5,540,667
8,135	Media General, Inc.[1]	(BB+, Ba3)	07/31/20	4.250	8,205,231
2,500	Virgin Media Investment Holdings Ltd.[1,2]	(BB-, Ba3)	06/30/23	4.250	3,864,619
					17,610,517

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Chemicals (9.8%)
$3,572	Allnex (Luxembourg) & Cy S.C.A.[1]	(B+, B1)	10/03/19	4.500	$3,603,147
3,929	Allnex (Luxembourg) & Cy S.C.A.[1,3]	(B+, B1)	10/04/19	4.750	4,457,503
1,853	Allnex U.S.A., Inc.[1]	(B+, B1)	10/03/19	4.500	1,869,495
15,851	Ascend Performance Materials LLC[1]	(B, B2)	04/10/18	6.750	14,266,087
16,894	Axalta Coating Systems U.S. Holdings, Inc.[1]	(B+, Ba3)	02/01/20	3.750	16,962,283
4,400	Chemstralia Pty Ltd.[1]	(BB-, B1)	02/28/22	7.250	4,411,000
13,659	Chromaflo Technologies Corp.[1]	(B-, B2)	12/02/19	4.500	13,662,009
2,500	Chromaflo Technologies Corp.[1]	(CCC+, Caa2)	06/02/20	8.250	2,456,156
1,440	Citadel Plastics Holdings, Inc.[1]	(B-, Caa1)	11/05/21	9.000	1,467,000
4,000	Colouroz Investment 1 GmbH[1]	(B-, Caa1)	09/06/22	8.250	3,943,320
9,925	Gemini HDPE LLC[1]	(B+, Ba2)	08/07/21	4.750	9,999,509
12,367	Houghton International, Inc.[1]	(B+, B1)	12/20/19	4.000	12,402,580
13,274	Ineos U.S. Finance LLC[1]	(BB-, Ba3)	05/04/18	3.750	13,322,672
2,340	Ineos U.S. Finance LLC[1]	(BB-, Ba3)	03/31/22	4.250	2,358,041
6,409	Minerals Technologies, Inc.[1]	(BB, Ba3)	05/07/21	4.000	6,452,681
8,243	Nexeo Solutions LLC[1]	(B, B3)	09/08/17	5.000	8,149,636
2,250	Oxbow Carbon LLC[1]	(BB-, B3)	01/17/20	8.000	2,041,875
3,940	OXEA Finance Sarl[1,3]	(B+, B2)	01/15/20	4.500	4,360,949
8,373	OXEA Finance LLC[1]	(B+, B2)	01/15/20	4.250	8,233,270
9,942	Polymer Group, Inc.[1]	(B-, B2)	12/19/19	5.250	10,020,959
3,215	PQ Corp.[1]	(B+, B2)	08/07/17	4.000	3,222,871
6,123	Ravago Holdings America, Inc.[1]	(BB-, B2)	12/20/20	5.500	6,172,781
4,038	Royal Adhesives and Sealants LLC[1]	(B-, B1)	07/31/18	5.500	4,064,555
6,135	Royal Adhesives and Sealants LLC[1]	(CCC, Caa1)	01/31/19	9.750	6,242,363
1,250	Solenis International, LP1	(B-, Caa1)	07/31/22	6.750	1,216,669
2,696	Sonneborn LLC[1]	(B, B1)	12/10/20	5.500	2,720,387
476	Sonneborn Refined Products B.V.[1]	(B, B1)	12/10/20	5.500	480,268
6,880	U.S. Silica Co.[1]	(BB, Ba3)	07/17/20	4.000	6,742,363
9,495	UTEX Industries, Inc.[1]	(B-, B2)	05/22/21	5.000	9,032,268
1,445	Vantage Specialty Chemicals, Inc.[1]	(B, B2)	02/10/19	5.000	1,446,230
					185,780,927
Department Stores (0.4%)
6,950	Dollar Tree, Inc.[1]	(BB+, Ba1)	03/09/22	4.250	7,048,621
Discount Stores (1.0%)
7,000	99 Cents Only Stores[1]	(B, B2)	01/11/19	4.500	7,010,465
12,590	Ollie's Bargain Outlet, Inc.[1]	(B, B2)	09/27/19	4.750	12,574,105
					19,584,570
Diversified Capital Goods (0.8%)
1,232	Douglas Dynamics Holdings, Inc.[1]	(BB-, B1)	12/31/21	5.250	1,238,684
10,785	Husky Injection Molding Systems Ltd.[1]	(B, B1)	06/30/21	4.250	10,870,998
2,433	Husky Injection Molding Systems Ltd.[1]	(CCC+, Caa1)	06/30/22	7.250	2,418,550
					14,528,232

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Electric-Distribution/Transportation (0.2%)
$3,500	Energy Future Intermediate Holding Co. LLC[1]	(BB, Ba3)	06/19/16	4.250	$3,524,798
Electronics (1.0%)
8,657	Avago Technologies Cayman Ltd.[1]	(BBB-, Ba1)	05/06/21	3.750	8,708,681
10,080	Freescale Semiconductor, Inc.[1]	(B, B1)	02/28/20	4.250	10,133,175
					18,841,856
Energy - Exploration & Production (0.6%)
4,000	Chief Exploration & Development LLC[1]	(NR, NR)	05/12/21	7.500	3,818,000
8,203	EP Energy LLC[1]	(B+, Ba3)	05/24/18	3.500	8,123,023
					11,941,023
Food & Drug Retailers (0.6%)
5,500	Albertson's Holdings LLC[1]	(BB-, Ba3)	08/25/21	5.500	5,565,698
5,280	New Albertson's, Inc.[1]	(B+, Ba3)	06/27/21	4.750	5,307,910
					10,873,608
Food - Wholesale (1.5%)
11,597	Allflex Holdings III, Inc.[1]	(B, B2)	07/17/20	4.250	11,688,985
2,100	Allflex Holdings III, Inc.[1]	(B-, B2)	07/19/21	8.000	2,115,004
4,449	Del Monte Foods, Inc.[1]	(B, B2)	02/18/21	4.250	4,294,252
1,500	Del Monte Foods, Inc.[1]	(CCC+, Caa1)	08/18/21	8.250	1,362,188
6,638	Dole Food Co., Inc.[1]	(B-, B2)	11/01/18	4.500	6,689,517
1,975	JBS U.S.A. Holdings, Inc.[1]	(BB, Ba1)	09/18/20	3.750	1,983,578
					28,133,524
Gaming (0.8%)
5,000	CBAC Borrower LLC[1]	(B-, B3)	07/02/20	8.250	4,943,750
3,000	Las Vegas Sands LLC[1]	(BBB-, Ba2)	12/19/20	2.500	3,006,165
6,800	The Intertain Group Ltd.[1]	(BB, B2)	04/08/22	7.500	6,732,000
					14,681,915
Gas Distribution (0.2%)
4,000	Energy Transfer Equity, LP1	(BB, Ba2)	12/02/19	4.000	4,020,300
Health Facilities (2.8%)
11,142	Ardent Medical Services, Inc.[1]	(B+, B1)	07/02/18	6.750	11,190,264
9,184	Drumm Investors LLC[1]	(B, B2)	05/04/18	6.750	9,318,408
10,844	Heartland Dental LLC[1]	(B, B1)	12/21/18	5.500	10,880,092
9,712	Premier Dental Services, Inc.[1]	(B, B3)	11/01/18	6.000	8,644,038
7,500	Surgical Care Affiliates, Inc.[1]	(B+, B1)	03/17/22	4.250	7,536,337
962	United Surgical Partners International, Inc.[1]	(B, B1)	04/19/17	4.250	965,143
5,442	United Surgical Partners International, Inc.[1]	(B, B1)	04/03/19	4.750	5,459,374
					53,993,656

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Health Services (3.7%)
$13,887	ABB Concise Optical Group LLC[1]	(B, B2)	02/06/19	4.500	$13,887,131
1,993	Creganna-Tactx Medical[1]	(B, B1)	12/01/21	5.250	2,016,171
1,133	Creganna-Tactx Medical[1]	(CCC+, Caa1)	06/01/22	9.000	1,148,917
9,334	DPx Holdings B.V.[1]	(B, B1)	03/11/21	4.250	9,356,006
11,726	Emdeon Business Services LLC[1]	(B+, Ba3)	11/02/18	3.750	11,784,952
10,457	Faenza Acquisition GmbH[1]	(B, Ba3)	08/30/20	4.250	10,562,153
1,017	MSO of Puerto Rico, Inc.[1]	(B+, B2)	12/12/17	9.750	833,715
9,975	Surgery Center Holdings, Inc.[1]	(B, B1)	11/03/20	5.250	10,074,750
3,000	Surgery Center Holdings, Inc.[1]	(CCC+, Caa2)	11/03/21	8.500	2,993,745
8,138	Valitas Health Services, Inc.[1]	(B-, B3)	06/02/17	6.000	8,051,764
					70,709,304
Hotels (1.4%)
12,146	Hilton Worldwide Finance LLC[1]	(BBB-, Ba3)	10/26/20	3.500	12,204,540
14,409	La Quinta Intermediate Holdings LLC[1]	(BB, B1)	04/14/21	4.000	14,478,778
					26,683,318
Insurance Brokerage (0.2%)
4,612	Hyperion Insurance Group Ltd.[1]	(B, B1)	03/26/22	5.500	4,660,883
Investments & Misc. Financial Services (1.5%)
10,956	Altisource Solutions Sarl[1]	(B+, B3)	12/09/20	4.500	9,374,347
2,016	Liquidnet Holdings, Inc.[1]	(B, B3)	05/22/19	7.750	1,965,112
10,956	Ocwen Financial Corp.[1]	(B+, B3)	02/15/18	5.000	10,867,371
6,948	VFH Parent LLC[1]	(NR, Ba3)	11/06/19	5.250	6,993,840
					29,200,670
Machinery (0.5%)
1,500	CPM Holdings, Inc.[1]	(B, Caa1)	04/10/23	10.250	1,507,500
7,948	Rexnord LLC[1]	(BB-, B2)	08/21/20	4.000	7,987,238
					9,494,738
Managed Care (0.7%)
12,875	Sedgwick Claims Management Services, Inc.[1]	(B, B1)	03/01/21	3.750	12,826,694
Media - Cable (0.3%)
4,988	Numericable Group S.A.[1,3]	(B+, Ba3)	05/21/20	4.500	5,644,993
Media - Diversified (0.4%)
5,000	All3Media International[1,2]	(B+, B2)	06/30/21	5.250	7,680,522
Media Content (3.1%)
1,750	DLG Acquisitions Ltd.[1,3]	(B-, Caa2)	06/30/22	8.250	1,952,079
3,000	Inter Media Communication Srl[1,3]	(BB, NR)	06/05/19	5.558	3,168,355
5,085	Mission Broadcasting, Inc.[1]	(BB, Ba2)	10/01/20	3.750	5,123,271
5,767	Nexstar Broadcasting, Inc.[1]	(BB, Ba2)	10/01/20	3.750	5,809,870
3,500	Sinclair Television Group, Inc.[1]	(BB+, Ba1)	07/30/21	3.500	3,508,750
15,676	Tribune Co.[1]	(BB+, Ba3)	12/27/20	4.000	15,778,846

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Media Content
$14,187	TWCC Holding Corp.[1]	(B+, B1)	02/13/17	3.500	$14,080,108
10,600	Ziggo Financing Partnership[1]	(BB-, Ba3)	01/15/22	3.500	10,621,677
					60,042,956
Medical Products (0.2%)
3,773	Biomet, Inc.[1]	(BB-, B1)	07/25/17	3.500	3,778,340
Metals & Mining - Excluding Steel (2.3%)
808	CeramTec Acquisition Corp.[1]	(B, Ba3)	08/30/20	4.250	816,008
14,863	FMG Resources (August 2006) Pty. Ltd.[1]	(BB+, Ba1)	06/30/19	3.750	13,458,929
2,000	H.C. Starck GmbH[1,3]	(NR, NR)	05/30/16	2.923	2,242,500
14,458	Noranda Aluminum Acquisition Corp.[1]	(B-, B2)	02/28/19	5.750	13,512,284
13,547	Novelis, Inc.[1]	(BB, Ba2)	03/10/17	3.750	13,599,193
					43,628,914
Oil Field Equipment & Services (1.7%)
12,038	BakerCorp International, Inc.[1]	(B, B2)	02/14/20	4.250	11,706,502
9,358	McJunkin Red Man Corp.[1]	(B+, B2)	11/08/19	5.000	9,255,176
10,329	Pacific Drilling S.A.[1]	(B+, B1)	06/03/18	4.500	9,141,655
3,500	Shelf Drilling Holdings Ltd.[1]	(B+, B1)	10/08/18	10.000	2,406,250
					32,509,583
Oil Refining & Marketing (0.8%)
12,325	Philadelphia Energy Solutions LLC[1]	(BB-, B1)	04/04/18	6.250	12,140,460
4,000	Seadrill Partners Finco LLC[1]	(BB-, Ba3)	02/21/21	4.000	3,284,440
					15,424,900
Packaging (2.3%)
4,701	Anchor Glass Container Corp.[1]	(BB, B3)	06/30/21	4.250	4,735,555
15,244	Berry Plastics Holding Corp.[1]	(BB-, Ba3)	02/08/20	3.500	15,273,566
625	Berry Plastics Holding Corp.[1]	(BB-, Ba3)	01/06/21	3.750	627,952
3,970	BWAY Holding Company, Inc.[1]	(B-, B2)	08/14/20	5.500	4,018,136
5,932	Clondalkin Group Ltd.[1]	(B, B2)	05/31/20	4.750	5,932,330
2,000	Hilex Poly Co. LLC[1]	(CCC+, Caa1)	05/22/22	9.750	2,025,000
3,741	Hilex Poly Co. LLC[1]	(B, B1)	12/05/21	6.000	3,792,058
4,480	Onex Wizard U.S. Acquisition, Inc.[1]	(B+, B1)	03/13/22	5.250	4,538,800
1,949	Reynolds Group Holdings, Inc.[1]	(B+, B1)	12/01/18	4.500	1,971,156
					42,914,553
Personal & Household Products (1.0%)
2,352	Calceus Acquisition, Inc.[1]	(B, B2)	01/31/20	5.000	2,319,966
4,801	NBTY, Inc.[1]	(B+, Ba3)	10/01/17	3.500	4,787,615
12,457	Serta Simmons Holdings LLC[1]	(B+, B1)	10/01/19	4.250	12,552,227
					19,659,808
Pharmaceuticals (3.4%)
5,000	Alvogen Pharma U.S., Inc.[1]	(B, B3)	04/02/22	6.000	5,047,900
8,105	Amneal Pharmaceuticals LLC[1]	(B+, B1)	11/01/19	5.000	8,179,965

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Pharmaceuticals
$6,788	Concordia Healthcare Corp.[1]	(B+, Ba2)	03/30/22	4.750	$6,853,063
15,998	Par Pharmaceutical Co., Inc.[1]	(B, B1)	09/30/19	4.000	16,054,017
3,591	Par Pharmaceutical Co., Inc.[1]	(B, B1)	09/30/19	4.250	3,608,416
5,000	Quintiles Transnational Corp.[1]	(BB+, Ba2)	06/08/18	3.750	5,012,500
11,645	Valeant Pharmaceuticals International, Inc.[1]	(BB+, Ba1)	12/11/19	3.500	11,697,722
7,500	Valeant Pharmaceuticals International, Inc.[1]	(BB+, Ba1)	04/01/22	4.000	7,564,350
					64,017,933
Printing & Publishing (0.6%)
9,670	Harland Clarke Holdings Corp.[1]	(B+, B1)	06/30/17	5.525	9,708,978
2,391	Harland Clarke Holdings Corp.[1]	(B+, B1)	05/22/18	7.000	2,411,113
					12,120,091
Recreation & Travel (1.5%)
8,561	ClubCorp Club Operations, Inc.[1]	(B+, B1)	07/24/20	4.500	8,631,853
8,950	Great Wolf Resorts, Inc.[1]	(BB-, B3)	08/06/20	5.750	8,966,286
6,000	Legendary Pictures Funding LLC[1]	(NR, NR)	04/17/20	8.250	6,000,000
4,963	World Triathlon Corp.[1]	(B, B2)	06/26/21	5.250	4,991,456
					28,589,595
Software - Services (9.0%)
5,617	Applied Systems, Inc.[1]	(B+, B1)	01/25/21	4.265	5,642,953
4,987	Aricent Technologies[1]	(B, B1)	04/14/21	5.500	5,046,697
3,630	Aricent Technologies[1]	(CCC+, Caa1)	04/14/22	8.500	3,663,269
2,391	Camp International Holding Co.[1]	(B-, B2)	05/31/19	4.750	2,408,603
1,000	Camp International Holding Co.[1]	(CCC, Caa2)	11/30/19	8.250	1,007,500
16,146	CCC Information Services, Inc.[1]	(B+, B1)	12/20/19	4.000	16,226,435
12,780	Deltek, Inc.[1]	(B, B1)	10/10/18	4.500	12,867,767
9,378	Duff & Phelps Investment Management Co.[1]	(B, B2)	04/23/20	4.500	9,415,892
6,018	Eagle Parent, Inc.[1]	(B+, Ba3)	05/16/18	4.000	6,052,291
10,187	Evertec Group LLC[1]	(BB-, B1)	04/17/20	3.500	10,139,982
4,190	First Data Corp.[1]	(BB-, B1)	03/24/21	4.182	4,226,042
7,939	First Data Corp.[1]	(BB-, B1)	03/24/18	3.682	7,966,681
3,000	Flexera Software LLC[1]	(CCC+, Caa1)	04/02/21	8.000	2,960,625
2,300	Flexera Software LLC[1]	(B, B1)	04/02/20	4.500	2,309,671
7,695	Genesys Telecom Holdings U.S., Inc.[1]	(B, B2)	02/08/20	4.000	7,726,182
7,653	Genesys Telecom Holdings U.S., Inc.[1]	(B, B2)	11/13/20	4.500	7,710,523
17,089	Infor (U.S.), Inc.[1]	(B+, Ba3)	06/03/20	3.750	17,089,080
2,695	ION Trading Technologies Sarl[1,3]	(B, B1)	06/10/21	4.500	3,056,931
11,329	Landslide Holdings, Inc.[1]	(B, B1)	02/25/20	5.000	11,352,934
2,000	Landslide Holdings, Inc.[1]	(CCC+, Caa1)	02/25/21	8.250	1,940,000
1,765	MA FinanceCo. LLC[1]	(BB-, B1)	11/19/21	5.250	1,775,259
6,000	MA FinanceCo. LLC[1]	(BB-, B1)	11/20/19	4.500	6,021,000
10,713	Pinnacle Holdco Sarl[1]	(B+, B1)	07/30/19	4.750	9,856,108
3,455	Sybil Software LLC[1]	(B+, B1)	03/20/20	4.750	3,486,932
11,514	Wall Street Systems Delaware, Inc.[1]	(B, B3)	04/30/21	4.500	11,553,937
					171,503,294

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Specialty Retail (5.0%)
$14,570	Academy Ltd.[1]	(B, B1)	08/03/18	4.500	$14,671,671
16,726	BJ's Wholesale Club, Inc.[1]	(B-, B3)	09/26/19	4.500	16,849,180
2,500	BJ's Wholesale Club, Inc.[1]	(CCC, Caa2)	03/26/20	8.500	2,533,075
5,669	Burlington Coat Factory Warehouse Corp.[1]	(BB-, B1)	08/13/21	4.250	5,711,371
10,722	Choo Luxury Holdings Ltd.[1]	(NR, NR)	06/28/18	3.355	10,346,588
14,933	General Nutrition Centers, Inc.[1]	(BBB-, B1)	03/04/19	3.250	14,918,691
15,701	Leslie's Poolmart, Inc.[1]	(B, B2)	10/16/19	4.250	15,750,351
7,315	Michaels Stores, Inc.[1]	(BB-, Ba3)	01/28/20	3.750	7,349,757
4,000	PetSmart, Inc.[1]	(BB-, Ba3)	03/11/22	5.000	4,054,040
3,873	Staples, Inc.[1]	(BBB, Baa2)	04/07/2[1]	3.500	3,891,751
					96,076,475
Steel Producers/Products (1.0%)
2,985	Atkore International, Inc.[1]	(B, B3)	04/09/21	4.500	2,947,651
5,500	Atkore International, Inc.[1]	(CCC+, Caa2)	10/09/21	7.750	5,211,250
10,452	JMC Steel Group, Inc.[1]	(BB-, B2)	04/01/17	4.750	10,445,542
					18,604,443
Support - Services (4.2%)
2,651	Advantage Sales & Marketing, Inc.[1]	(B, B1)	07/23/21	3.250	2,663,897
15,230	Brand Energy & Infrastructure Services, Inc.[1]	(B, B1)	11/26/20	4.750	15,103,429
1,399	MMM Holdings, Inc.[1]	(B+, B2)	12/12/17	9.750	1,146,784
3,000	Neff Rental LLC[1]	(B-, Caa1)	06/09/21	7.250	2,958,750
7,623	ON Assignment, Inc.[1]	(BB+, Ba2)	04/30/20	3.500	7,634,640
2,966	RedTop Luxembourg Sarl[1]	(B, Ba3)	12/03/20	4.500	2,988,459
3,918	RedTop Luxembourg Sarl[1]	(CCC+, B3)	06/03/21	8.250	3,959,496
7,897	Sabre, Inc.[1]	(B+, Ba3)	02/19/19	4.500	7,946,492
1,496	ServiceMaster Co.[1]	(B+, B1)	07/01/21	4.250	1,503,587
2,000	Sprint Industrial Holdings LLC[1]	(B+, B3)	05/14/19	7.000	1,760,000
2,000	Sprint Industrial Holdings LLC[1]	(CCC+, Caa3)	11/14/19	10.000	1,470,000
10,911	Sungard Availability Services Capital, Inc.[1]	(B+, Ba3)	03/31/19	6.000	10,058,745
5,376	The Hertz Corp.[1]	(BB, Ba1)	03/11/18	4.000	5,408,185
15,127	U.S. Foods, Inc.[1]	(B-, B2)	03/31/19	4.500	15,202,238
483	U.S. Security Holdings, Inc.[1]	(B, B2)	07/28/17	6.250	482,911
					80,287,613
Tech Hardware & Equipment (2.2%)
12,949	Avaya, Inc.[1]	(B, B1)	10/26/17	4.681	12,918,051
5,777	Avaya, Inc.[1]	(B, B1)	03/30/18	6.500	5,790,118
4,826	Dell, Inc.[1]	(BBB, Ba1)	04/29/20	4.500	4,851,470
3,092	Dell, Inc.[1]	(BBB, Ba1)	10/29/18	3.750	3,102,815
14,072	Omnitracs, Inc.[1]	(B, B1)	11/25/20	4.750	14,171,609
1,750	Omnitracs, Inc.[1]	(CCC+, Caa1)	05/25/21	8.750	1,724,301
					42,558,364

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS
Telecom - Satellite (0.2%)
$4,218	Intelsat Jackson Holdings S.A.[1]	(BB-, Ba3)	06/30/19	3.750	$4,220,097
Telecom - Wireless (0.1%)
1,719	Maritime Telecommunications Network, Inc.[1]	(B+, NR)	03/04/16	7.500	1,719,052
Telecom - Wireline Integrated & Services (2.6%)
5,003	Eircom Finco Sarl[1,3]	(B, B3)	09/30/19	4.535	5,623,753
5,000	Gas Natural Fenosa Telecomunicaciones S.A.[1,3]	(B, B2)	06/28/21	4.792	5,651,773
8,847	LTS Buyer LLC[1]	(B, B1)	04/13/20	4.000	8,862,908
3,000	LTS Buyer LLC[1]	(CCC+, Caa1)	04/12/21	8.000	3,009,990
6,724	XO Communications LLC[1]	(BB-, B2)	03/17/21	4.250	6,750,803
19,159	Zayo Group LLC[1]	(B+, Ba3)	07/02/19	4.000	19,200,701
					49,099,928
Theaters & Entertainment (3.7%)
4,855	AMC Entertainment, Inc.[1]	(BB, Ba2)	04/30/20	3.500	4,879,462
2,000	CKX, Inc.[1]	(CCC+, B2)	06/21/17	9.000	1,450,000
11,900	EMI Music Publishing Ltd.[1]	(BB-, Ba3)	06/29/18	3.750	11,944,673
16,462	Live Nation Entertainment, Inc.[1]	(BB, Ba2)	08/17/20	3.500	16,551,332
8,500	Metro-Goldwyn-Mayer, Inc.[1]	(B+, Ba3)	06/26/20	5.125	8,563,750
15,945	Tech Finance & Co. S.C.A.[1]	(B+, B1)	07/10/20	5.500	16,109,077
2,541	Village Roadshow Films (BVI) Ltd.[1]	(NR, Baa1)	11/21/17	5.750	2,546,945
7,550	William Morris Endeavor Entertainment LLC[1]	(B, B1)	05/06/21	5.250	7,578,764
					69,624,003
Transport Infrastructure/Services (0.9%)
11,818	Navios Partners Finance (U.S.), Inc.[1]	(BB, Ba3)	06/27/18	5.250	11,916,272
2,480	PODS LLC[1]	(B+, B1)	02/02/22	5.250	2,518,750
1,800	PODS LLC[1]	(CCC+, Caa1)	02/02/23	9.250	1,818,000
					16,253,022
TOTAL BANK LOANS (Cost $1,600,613,642)					1,589,807,564
CORPORATE BONDS (8.8%)
Advertising (0.3%)
575	Clear Channel Worldwide Holdings, Inc., Global Company Guaranteed Notes (Callable 11/15/17@ 103.25)	(B, B1)	11/15/22	6.500	605,187
1,400	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17@ 103.25)	(B, B1)	11/15/22	6.500	1,487,500
4,120	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 01/15/16@ 104.50)[4,5]	(B+, B1)	01/15/21	6.000	4,253,900
					6,346,587

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Auto Parts & Equipment (0.2%)
$3,250	UCI International, Inc., Global Company Guaranteed Notes (Callable 06/01/15@ 104.31)	(CCC-, Caa2)	02/15/19	8.625	$2,925,000
Banking (0.2%)
4,325	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/15@ 105.81)[5]	(B+, B1)	02/15/18	7.750	4,541,250
Building Materials (0.4%)
6,000	Euramax International, Inc., Global Senior Secured Notes (Callable 05/18/15@ 100.00)[4]	(CCC, Caa2)	04/01/16	9.500	5,730,000
2,000	Headwaters, Inc., Global Company Guaranteed Notes (Callable 01/15/16@ 103.63)	(B-, Caa1)	01/15/19	7.250	2,105,000
					7,835,000
Cable & Satellite TV (0.8%)
1,200	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18@ 104.97)[5]	(BB-, B1)	02/15/23	6.625	1,242,000
1,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 12/15/16@ 104.88)[5]	(BB-, B1)	01/15/22	6.500	1,022,500
7,855	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 02/01/16@ 103.63)[5]	(B+, B1)	02/01/20	7.250	8,090,650
2,000	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/16@ 103.66)[4,5]	(B+, Ba3)	05/15/19	4.875	2,025,000
2,000	Numericable-SFR SAS, Rule 144A, Senior Secured Notes (Callable 05/15/17@ 104.50)[5]	(B+, Ba3)	05/15/22	6.000	2,051,250
					14,431,400
Chemicals (0.1%)
2,000	Nufarm Australia Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/15/15@ 104.78)[5]	(B+, B1)	10/15/19	6.375	2,047,500
Consumer/Commercial/Lease Financing (0.1%)
3,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17@ 103.63)[5]	(CCC+, Caa2)	08/01/22	7.250	2,842,500

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electric - Generation (0.2%)
$2,750	Dynegy, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/17@ 103.38)[5]	(B+, B3)	11/01/19	6.750	$2,887,500
Energy - Exploration & Production (0.6%)
4,500	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 06/01/15@ 104.13)[4]	(CCC+, Caa3)	02/15/18	8.250	3,555,000
5,000	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16@ 103.25)	(B+, B2)	11/01/21	6.500	5,050,000
2,991	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17@ 103.44)[4]	(B+, B2)	03/15/22	6.875	3,058,297
					11,663,297
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.[6,7,11]	(NR, NR)	10/23/19	0.000	300
Gaming (0.0%)
189	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 06/01/15@ 100.00)[5]	(B-, Caa1)	11/15/19	7.250	188,528
Gas Distribution (0.5%)
2,250	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	2,542,500
750	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17@ 102.88)	(B, B1)	02/15/21	5.750	748,125
6,250	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/16@ 103.25)	(BB, B1)	03/01/20	6.500	6,218,750
					9,509,375
Hotels (0.3%)
4,000	Financiere Quick SAS, Rule 144A, Senior Secured Notes (Callable 06/01/15@ 101.00)[1,3,5]	(B-, B3)	04/15/19	4.761	4,123,623
1,500	Financiere Quick SAS, Rule 144A, Unsecured Notes (Callable 10/15/15@ 102.00)[1,3,5]	(CCC, Caa2)	10/15/19	7.511	1,470,722
					5,594,345

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Investments & Misc. Financial Services (0.6%)
$2,000	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 08/01/16@ 106.28)[2,5]	(B+, B2)	08/01/20	8.375	$3,205,906
500	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/01/15@ 107.78)[2,5]	(B+, B2)	10/01/19	10.375	847,133
5,341	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/01/16@ 105.53)[5]	(B, B1)	04/01/20	7.375	5,300,943
1,800	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17@ 105.16)[5]	(B, B1)	04/15/22	6.875	1,728,000
					11,081,982
Metals & Mining - Excluding Steel (0.8%)
3,000	Global Brass & Copper, Inc., Global Senior Secured Notes (Callable 06/01/16@ 104.75)	(B+, B3)	06/01/19	9.500	3,277,500
7,500	KGHM International Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15@ 103.88)[5]	(BB-, B1)	06/15/19	7.750	7,725,000
3,500	Taseko Mines Ltd., Company Guaranteed Notes (Callable 06/01/15@ 103.88)	(B-, B3)	04/15/19	7.750	2,397,500
2,000	Xinergy Corp., Rule 144A, Senior Secured Notes (Callable 06/01/15@ 104.63)[5]	(NR, NR)	05/15/19	9.250	1,060,000
					14,460,000
Oil Field Equipment & Services (1.1%)
5,600	FTS International, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/17@ 104.69)[5]	(B, B2)	05/01/22	6.250	4,480,000
4,518	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 12/01/15@ 103.63)[4,5]	(B+, B2)	12/01/17	7.250	4,201,740
5,250	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17@ 104.59)	(B+, B2)	03/15/22	6.125	4,042,500
9,333	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 06/01/15@ 104.31)[4,5]	(B+, Ba3)	11/01/18	8.625	8,143,042
					20,867,282

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Oil Refining & Marketing (0.6%)
$6,522	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17@ 103.25)	(B+, B1)	11/01/22	6.500	$6,619,830
4,000	PBF Finance Corp., Global Senior Secured Notes (Callable 02/15/16@ 104.13)[4]	(BB+, Ba3)	02/15/20	8.250	4,260,000
					10,879,830
Packaging (0.4%)
2,000	Innovia Group Finance PLC, Rule 144A, Senior Secured Notes (Callable 06/01/15@ 101.00)[1,3,5]	(B, B2)	03/31/20	5.027	2,229,894
4,423	Reynolds Group Issuer LLC, Global Senior Secured Notes (Callable 10/15/15@ 104.31)	(B+, B1)	10/15/20	5.750	4,633,093
					6,862,987
Pharmaceuticals (0.0%)
92	inVentiv Health, Inc., 10.000% Cash, 12.000% PIK, Rule 144A, Company Guaranteed Notes (Callable 08/15/15@ 105.00)[5,9]	(CCC, Caa2)	08/15/18	22.000	94,756
63	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/15@ 105.00)[5]	(CCC, Caa3)	08/15/18	11.000	60,638
					155,394
Restaurants (0.1%)
375	Punch Taverns Finance PLC, Reg S, Rule 144A, Secured Notes[2,5,10]	(B+, Baa3)	10/15/26	7.274	656,960
1,107	Punch Taverns Finance PLC, Secured Notes[2]	(NR, Baa2)	10/15/26	7.274	1,939,348
					2,596,308
Software - Services (0.3%)
2,900	Epicor Software Corp., Global Company Guaranteed Notes (Callable 06/01/15@ 104.31)	(CCC+, B3)	05/01/19	8.625	3,037,750
4,000	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19@ 104.38)[4,5]	(CCC+, Caa1)	04/01/22	8.750	2,840,000
					5,877,750
Specialty Retail (0.3%)
275	IT Holding Finance S.A., Company Guaranteed Notes[3,7,8]	(NR, NR)	11/15/25	9.875	3,035

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Specialty Retail
$5,000	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17@ 102.88)	(B+, B1)	10/01/22	5.750	$5,275,000
700	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 04/15/16@ 104.94)[3,5]	(CCC, Caa1)	04/15/19	9.875	390,640
					5,668,675
Tech Hardware & Equipment (0.3%)
5,000	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	05/01/19	5.625	5,387,500
Telecom - Satellite (0.3%)
5,699	Hughes Satellite Systems Corp., Global Senior Secured Notes	(BB+, Ba3)	06/15/19	6.500	6,283,148
Telecom - Wireline Integrated & Services (0.0%)
100	Hellas Telecommunications Luxembourg II S.C.A., Rule 144A, Subordinated Notes[5,6,7,8,11]	(NR, NR)	01/15/15	0.000	—
Theaters & Entertainment (0.3%)
4,000	National CineMedia LLC, Global Senior Secured Notes (Callable 04/15/17@ 103.00)	(BB-, Ba2)	04/15/22	6.000	4,160,000
1,619	National CineMedia LLC, Global Senior Unsecured Notes (Callable 07/15/16@ 103.94)	(B, B2)	07/15/21	7.875	1,718,083
					5,878,083
	TOTAL CORPORATE BONDS (Cost $174,366,487)				166,811,521
ASSET BACKED SECURITIES (4.7%)
Collateralized Debt Obligations (4.7%)
3,400	ACAS CLO Ltd., 2012-1A, Rule 144A1,5	(BB-, NR)	09/20/23	6.270	3,400,900
3,000	ACAS CLO Ltd., 2013-2A, Rule 144A1,5	(BB, NR)	10/25/25	4.756	2,613,611
3,450	ACIS CLO Ltd., 2014-4A, Rule 144A1,5	(BBB, NR)	05/01/26	3.327	3,150,763
1,000	ALM V Ltd., 2012-5A, Rule 144A1,5	(NR, Ba1)	02/13/23	5.758	1,000,171
3,000	ALM VII Ltd., 2012-7A, Rule 144A1,5	(BB, NR)	10/19/24	5.275	2,909,808
2,000	ARES CLO Ltd., 2012-2A, Rule 144A1,5	(BB, NR)	10/12/23	6.075	1,957,552
3,000	Atlas Senior Loan Fund V Ltd., 2014-1A, Rule 144A1,5	(BB-, NR)	07/16/26	4.976	2,738,841
2,750	Black Diamond CLO Ltd., 2012-1A, Rule 144A1,5	(BB, NR)	02/01/23	6.255	2,647,589
2,500	BlueMountain CLO Ltd., 2013-2A, Rule 144A1,5	(BB, NR)	01/22/25	5.326	2,302,604
2,000	Carlyle Global Market Strategies CLO Ltd., 2013-3A, Rule 144A1,5	(BB, NR)	07/15/25	4.875	1,830,908
2,000	Catamaran CLO Ltd., 2014-1A, Rule 144A1,5	(BB, NR)	04/20/26	4.775	1,760,979
See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES
Collateralized Debt Obligations
$1,000	CIFC Funding Ltd., 2012-3A, Rule 144A1,5	(BB-, NR)	01/29/25	6.279	$971,363
2,250	CIFC Funding Ltd., 2012-3A, Rule 144A1,5	(B, NR)	01/29/25	7.179	2,073,347
1,500	CIFC Funding Ltd., 2013-3A, Rule 144A1,5	(BB, NR)	10/24/25	5.006	1,357,459
2,000	CIFC Funding Ltd., 2014-2A, Rule 144A1,5	(NR, Ba3)	05/24/26	4.833	1,775,488
3,000	CIFC Funding Ltd., 2014-3A, Rule 144A1,5	(NR, Ba3)	07/22/26	5.025	2,683,380
2,000	Dryden Senior Loan Fund, 2012-24RA, Rule 144A5	(BB, NR)	11/15/23	6.229	2,000,000
1,500	Dryden Senior Loan Fund, 2012-24RA, Rule 144A5	(B, NR)	11/15/23	8.179	1,496,250
3,000	Galaxy XVII CLO Ltd., 2014-17A, Rule 144A1,5	(BB, NR)	07/15/26	4.925	2,670,204
3,000	Greywolf CLO III Ltd., 2014-1A, Rule 144A1,5	(BB, NR)	04/22/26	5.375	2,743,040
1,419	Halcyon Loan Advisors Funding Ltd., 2012-1A, Rule 144A1,5	(BB, NR)	08/15/23	5.757	1,322,516
1,500	Halcyon Loan Advisors Funding Ltd., 2012-2A, Rule 144A1,5	(BB, NR)	12/20/24	5.670	1,350,795
1,140	Jamestown CLO I Ltd., 2012-1X, Reg S1,10	(BB, NR)	11/05/24	5.755	1,098,404
4,500	Jamestown CLO III Ltd., 2013-3A, Rule 144A1,5	(BB-, NR)	01/15/26	4.852	4,002,032
1,850	KVK CLO Ltd., 2012-1A, Rule 144A1,5	(BB, NR)	07/15/23	6.525	1,850,365
2,300	KVK CLO Ltd., 2013-1A, Rule 144A1,5	(BB, NR)	04/14/25	5.777	2,117,560
1,750	Neuberger Berman CLO XII Ltd., 2012-12AR, Rule 144A1,5	(BB, NR)	07/25/23	6.527	1,754,427
1,000	Ocean Trails CLO II, 2007-2X, Reg S1,10	(BBB-, Ba2)	06/27/22	2.626	966,945
1,750	OCP CLO Ltd., 2014-6A, Rule 144A1,5	(B, NR)	07/17/26	5.875	1,430,486
3,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A1,5	(BB-, NR)	01/15/24	5.525	2,851,643
4,000	Octagon Investment Partners XIV Ltd., 2012-1A, Rule 144A1,5	(B, NR)	01/15/24	6.775	3,563,727
1,750	Octagon Investment Partners XXI Ltd., 2014-1A, Rule 144A1,5,7	(NR, Ba3)	11/14/26	6.852	1,744,816
2,500	Saratoga Investment Corp. CLO Ltd., 2013-1A, Rule 144A1,5	(BBB, NR)	10/20/23	3.775	2,417,551
2,500	Shackleton V CLO Ltd., 2014-5A, Rule 144A1,5	(BB-, NR)	05/07/26	4.606	2,144,295
2,000	Sound Point CLO II Ltd., 2013-1A, Rule 144A1,5	(B, NR)	04/26/25	5.777	1,676,854
4,000	Sound Point CLO IV Ltd., 2013-3A, Rule 144A1,5	(NR, Ba3)	01/21/26	4.775	3,584,600
3,250	Sound Point CLO V Ltd., 2014-1A, Rule 144A1,5	(NR, Ba3)	04/18/26	4.525	2,810,170
1,400	Stewart Park CLO Ltd., 2015-1A, Rule 144A5,11	(NR, NR)	04/15/26	0.000	1,316,000
1,500	TICP CLO I Ltd., 2014-1A, Rule 144A1,5	(BB, NR)	04/26/26	4.777	1,314,390
1,666	Venture XII CLO Ltd., 2012-12A, Rule 144A1,5	(BB, NR)	02/28/24	5.562	1,567,962
2,000	Vibrant CLO Ltd., 2012-1A, Rule 144A1,5	(BB, NR)	07/17/24	5.774	1,929,629
750	Voya CLO Ltd., 2014-3A, Rule 144A1,5	(NR, Ba3)	07/25/26	5.277	693,246
2,250	WhiteHorse VII Ltd., 2013-1A, Rule 144A1,5	(BB-, NR)	11/24/25	4.972	2,007,169
	TOTAL ASSET BACKED SECURITIES (Cost $91,069,307)				89,599,839

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Number of Shares				Value
COMMON STOCKS (0.0%)
Chemicals (0.0%)
9,785	Huntsman Corp.[7]			$225,544
Gaming (0.0%)
10,150	Majestic Holdco LLC[7,12]			2,411
Printing & Publishing (0.0%)
708	F & W Media, Inc.[7,12]			60,154
TOTAL COMMON STOCKS (Cost $93,165)				288,109
SHORT-TERM INVESTMENTS (6.7%)
29,917,898	State Street Navigator Prime Portfolio, 0.15%[13]			29,917,898
Par (000)		Maturity	Rate%
$98,174	State Street Bank and Trust Co. Euro Time Deposit	05/01/15	0.010	98,174,000
TOTAL SHORT-TERM INVESTMENTS (Cost $128,091,898)				128,091,898
TOTAL INVESTMENTS AT VALUE (103.7%) (Cost $1,994,234,499)				1,974,598,931
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.7%)				(70,225,165)
NET ASSETS (100.0%)				$1,904,373,766

  INVESTMENT ABBREVIATION

  NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

1  Variable rate obligations — The interest rate is the rate as of April 30, 2015.

2  This security is denominated in British Pound.

3  This security is denominated in Euro.

4  Security or portion thereof is out on loan (See note 2-J).

5  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2015, these securities amounted to a value of $167,286,065 or 8.8% of net assets.

6  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

7  Illiquid security.

8  Bond is currently in default.

9  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

10  REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

11  Zero-coupon security.

12  Non-income producing security.

13  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at April 30, 2015.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Semiannual Investment (continued)
April 30, 2015 (unaudited)

Forward Foreign Currency Contracts
Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	51,103,109	EUR	47,918,000	07/15/15	Morgan Stanley	$(51,103,109)	$(53,745,012)	$(2,641,903)
USD	26,665,380	GBP	18,000,000	07/15/15	Morgan Stanley	(26,665,380)	(27,648,123)	(982,743)
								$(3,624,646)
Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
April 30, 2015 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $29,917,898 (Cost $1,994,234,499) (Note 2)	$1,974,598,931[1]
Cash	351,119
Foreign currency at value (cost $17,792,252)	18,647,509
Receivable for investments sold	23,386,982
Interest receivable	9,624,968
Receivable for fund shares sold	2,255,934
Prepaid expenses and other assets	204,293
Total assets	2,029,069,736
Liabilities
Investment advisory fee payable (Note 3)	723,386
Administrative services fee payable (Note 3)	146,526
Shareholder servicing/Distribution fee payable (Note 3)	199,493
Payable for investments purchased	85,106,812
Payable upon return of securities loaned (Note 2)	29,917,898
Payable for fund shares redeemed	3,794,346
Unrealized depreciation on forward currency contracts (Note 2)	3,624,646
Dividend payable	782,425
Trustees' fee payable	7,579
Accrued expenses	392,859
Total liabilities	124,695,970
Net Assets
Capital stock, $.001 par value (Note 6)	275,942
Paid-in capital (Note 6)	1,923,353,318
Accumulated net investment loss	(1,006,199)
Accumulated net realized gain from investments and foreign currency transactions	4,152,863
Net unrealized depreciation from investments and foreign currency translations	(22,402,158)
Net assets	$1,904,373,766
I Shares
Net assets	$1,389,418,889
Shares outstanding	201,667,232
Net asset value, offering price and redemption price per share	$6.89
A Shares
Net assets	$364,866,579
Shares outstanding	52,672,352
Net asset value and redemption price per share	$6.93
Maximum offering price per share (net asset value/(1-4.75%))	$7.28
B Shares
Net assets	$2,399,790
Shares outstanding	344,824
Net asset value and offering price per share	$6.96
C Shares
Net assets	$147,688,508
Shares outstanding	21,258,045
Net asset value and offering price per share	$6.95

1  Including $29,322,934 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Six Months Ended April 30, 2015 (unaudited)

Investment Income
Interest	$45,236,136
Dividends	2,446
Securities lending (net of rebates)	58,300
Total investment income	45,296,882
Expenses
Investment advisory fees (Note 3)	4,601,210
Administrative services fees (Note 3)	951,539
Shareholder servicing/Distribution fees (Note 3)
Class A	422,160
Class B	14,791
Class C	777,234
Transfer agent fees (Note 3)	763,316
Custodian fees	180,691
Registration fees	91,116
Printing fees (Note 3)	51,436
Insurance expense	30,686
Audit and tax fees	23,459
Legal fees	22,043
Commitment fees (Note 4)	17,097
Trustees' fees	14,105
Interest expense (Note 4)	3,154
Miscellaneous expense	13,826
Total expenses	7,977,863
Less: fees waived (Note 3)	(457,680)
Net expenses	7,520,183
Net investment income	37,776,699
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(2,730,459)
Net realized gain from foreign currency transactions	10,107,664
Net change in unrealized appreciation (depreciation) from investments	5,850,448
Net change in unrealized appreciation (depreciation) from foreign currency translations	(3,145,894)
Net realized and unrealized gain from investments and foreign currency related items	10,081,759
Net increase in net assets resulting from operations	$47,858,458

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014
From Operations
Net investment income	$37,776,699	$71,923,219
Net realized gain from investments and foreign currency transactions	7,377,205	7,234,619
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	2,704,554	(32,310,988)
Net increase in net assets resulting from operations	47,858,458	46,846,850
From Dividends and Distributions
Dividends from net investment income
Class I	(28,249,828)	(49,008,403)
Class A	(6,878,768)	(17,437,438)
Class B	(49,827)	(124,263)
Class C	(2,598,006)	(5,533,291)
Distributions from net realized gains
Class I	(669,333)	—
Class A	(166,856)	—
Class B	(1,659)	—
Class C	(83,525)	—
Net decrease in net assets resulting from dividends and distributions	(38,697,802)	(72,103,395)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	422,395,309	1,168,016,565
Reinvestment of dividends and distributions	33,367,968	60,653,794
Net asset value of shares redeemed	(436,039,198)	(832,967,724)[1]
Net increase in net assets from capital share transactions	19,724,079	395,702,635
Net increase in net assets	28,884,735	370,446,090
Net Assets
Beginning of period	1,875,489,031	1,505,042,941
End of period	$1,904,373,766	$1,875,489,031
Accumulated net investment loss	$(1,006,199)	$(1,006,469)

1  Net of $8,404 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.86	$6.94	$6.89	$6.66	$6.72	$6.24
INVESTMENT OPERATIONS
Net investment income[1]	0.15	0.28	0.30	0.34	0.43	0.56
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.03	(0.08)	0.07	0.21	(0.04)	0.50
Total from investment operations	0.18	0.20	0.37	0.55	0.39	1.06
REDEMPTION FEES	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.28)	(0.32)	(0.32)	(0.45)	(0.58)
Dividends from net realized gains	(0.00)[3]	—	—	—	—	—
Total dividends and distribution	(0.15)	(0.28)	(0.32)	(0.32)	(0.45)	(0.58)
Net asset value, end of period	$6.89	$6.86	$6.94	$6.89	$6.66	$6.72
Total return[4]	2.67%	2.94%	5.47%	8.51%	5.85%	17.87%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,389,419	$1,343,741	$876,418	$226,027	$46,482	$31,374
Ratio of net expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%	0.70%	0.72%
Ratio of expenses to average net assets excluding interest expense	0.70%[5]	—	—	—	—	—
Ratio of net investment income to average net assets	4.33%[5]	4.04%	4.35%	4.99%	6.32%	8.48%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[5]	0.07%	0.07%	0.20%	0.68%	0.65%
Portfolio turnover rate	22%	57%	89%	96%	144%	88%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.89	$6.98	$6.92	$6.69	$6.74	$6.26
INVESTMENT OPERATIONS
Net investment income[1]	0.14	0.26	0.29	0.32	0.40	0.52
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.04	(0.09)	0.07	0.22	(0.02)	0.53
Total from investment operations	0.18	0.17	0.36	0.54	0.38	1.05
REDEMPTION FEES	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.14)	(0.26)	(0.30)	(0.31)	(0.43)	(0.57)
Dividends from net realized gains	(0.00)[3]	—	—	—	—	—
Total dividends and distributions	(0.14)	(0.26)	(0.30)	(0.31)	(0.43)	(0.57)
Net asset value, end of period	$6.93	$6.89	$6.98	$6.92	$6.69	$6.74
Total return[4]	2.69%	2.53%	5.33%	8.19%	5.74%	17.54%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$364,867	$358,095	$456,550	$148,636	$49,439	$20,492
Ratio of net expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%	0.95%	1.11%
Ratio of expenses to average net assets excluding interest expense	0.95%[5]	—	—	—	—	—
Ratio of net investment income to average net assets	4.07%[5]	3.79%	4.13%	4.65%	5.97%	8.00%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[5]	0.07%	0.07%	0.20%	0.69%	0.61%
Portfolio turnover rate	22%	57%	89%	96%	144%	88%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.91	$7.00	$6.93	$6.70	$6.74	$6.26
INVESTMENT OPERATIONS
Net investment income[1]	0.11	0.21	0.25	0.26	0.39	0.47
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.05	(0.09)	0.07	0.22	(0.06)	0.53
Total from investment operations	0.16	0.12	0.32	0.48	0.33	1.00
REDEMPTION FEES	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.11)	(0.21)	(0.25)	(0.25)	(0.37)	(0.52)
Dividends from net realized gains	(0.00)[3]	—	—	—	—	—
Total dividends and distributions	(0.11)	(0.21)	(0.25)	(0.25)	(0.37)	(0.52)
Net asset value, end of period	$6.96	$6.91	$7.00	$6.93	$6.70	$6.74
Total return[4]	2.46%	1.77%	4.64%	7.30%	5.03%	16.58%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$2,400	$3,638	$4,422	$5,185	$4,647	$7,283
Ratio of net expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.86%
Ratio of expenses to average net assets excluding interest expense	1.70%[5]	—	—	—	—	—
Ratio of net investment income to average net assets	3.37%[5]	3.07%	3.52%	3.83%	5.80%	7.25%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[5]	0.07%	0.07%	0.20%	0.68%	0.61%
Portfolio turnover rate	22%	57%	89%	96%	144%	88%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015	For the Year Ended October 31,
	(unaudited)	2014	2013	2012	2011	2010
Per share data
Net asset value, beginning of period	$6.91	$7.00	$6.94	$6.71	$6.75	$6.27
INVESTMENT OPERATIONS
Net investment income[1]	0.11	0.21	0.24	0.27	0.37	0.47
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.04	(0.09)	0.07	0.21	(0.03)	0.53
Total from investment operations	0.15	0.12	0.31	0.48	0.34	1.00
REDEMPTION FEE	—	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.11)	(0.21)	(0.25)	(0.25)	(0.38)	(0.52)
Distributions from net realized gains	(0.00)[3]	—	—	—	—	—
Total dividends and distributions	(0.11)	(0.21)	(0.25)	(0.25)	(0.38)	(0.52)
Net asset value, end of period	$6.95	$6.91	$7.00	$6.94	$6.71	$6.75
Total return[4]	2.31%	1.77%	4.47%	7.29%	5.03%	16.57%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$147,689	$170,015	$167,653	$75,699	$23,905	$17,695
Ratio of net expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%	1.86%
Ratio of expenses to average net assets excluding interest expense	1.70%[5]	—	—	—	—	—
Ratio of net investment income to average net assets	3.34%[5]	3.04%	3.40%	3.93%	5.39%	7.25%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%[5]	0.07%	0.07%	0.20%	0.68%	0.61%
Portfolio turnover rate	22%	57%	89%	96%	144%	88%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  This amount represents less than $(0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
April 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 29, 2012, Class B shares of the Fund are no longer being offered for sale. Existing shareholders may continue to purchase additional Class B shares of the Fund through the reinvestment of dividends and capital gain distributions paid by the Fund. Class B shares automatically convert to Class A shares after 8 years.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services-Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,422,090,322	$167,717,242	$1,589,807,564
Corporate Bonds	—	166,811,221	300	166,811,521
Asset Backed Securities	—	89,599,839	—	89,599,839
Common Stocks	225,544	62,565	—	288,109
Short-term Investments	—	128,091,898	—	128,091,898
	$225,544	$1,806,655,845	$167,717,542	$1,974,598,931
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,624,646	$—	$3,624,646

*Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The following is a reconciliation of investments as of April 30, 2015 in which significant unobservable inputs were used in determining value. Transfers in or out of Level 3 represent the end of the period value of any security or instrument where a change in the level has occurred from the beginning to the end of the period.

	Bank Loans	Corporate Bonds	Asset Backed Securities	Common Stocks	Total
Balance as of October 31, 2014	$—	$750	$1,733,585	$100,061	$1,834,396
Accrued discounts (premiums)	6,655	—	675	—	7,330
Purchases	35,675,235	—	—	—	35,675,235
Sales	(12,487)	—	—	(136,000)	(148,487)
Realized gain (loss)	(31)	—	—	136,000	135,969
Change in unrealized appreciation (depreciation)	686,232	(450)	10,556	(97,650)	598,688
Transfers into Level 3	131,361,638	—	—	—	131,361,638
Transfers out of Level 3	—	—	(1,744,816)	(2,411)	(1,747,227)
Balance as of April 30, 2015	$167,717,242	$300	$—	$—	$167,717,542
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2015	$686,232	$(450)	$10,556	$(97,650)	$598,688

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 4/30/2015	Valuation Technique(s)	Unobservable Input	Range
Corporate Bond	$300	Market Approach	Single Broker Quote	NA
Bank Loan	$167,717,242	Market Approach	Single Broker Quote	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser") considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2015, there were no transfers in and out of Level 1 and Level 2, but there were $131,361,638 transferred out from Level 2 to Level 3 due to lack of observable market data because of decrease in market activity and $1,747,227 transferred out from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2015, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

Fair Values of Derivative Instruments as of April 30, 2015

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Currency Contracts	Unrealized appreciation on forward currency contracts	$—	Unrealized depreciation on forward currency contracts	$3,624,646

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/(Loss)	Location	Net Unrealized Appreciation (Depreciation)
Currency Contracts	Net realized gain from foreign currency transactions	$12,801,053	Net change in unrealized appreciation (depreciation) from foreign currency translations	$(4,478,356)

The notional amount of forward foreign currency contracts at the six months ended April 30, 2015 is reflected in the Schedule of Investments. For the six months ended April 30, 2015, the Fund had an average monthly value on a net basis of $118,114,273 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Morgan Stanley	$3,624,646	$—	$—	$—	$3,624,646

(a)  Forward foreign currency exchange contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging foreign currency risk. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. The Fund's open forward foreign currency contracts at April 30, 2015 are disclosed in the Schedule of Investments.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments. There were no unfunded commitments as of April 30, 2015.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of April 30, 2015, the Fund had investment securities on loan with a fair value of $29,322,934 and a related liability of $29,917,898 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral for securities loaned is valued consistently to the other investments held by the Fund and is included in level 2 of the fair value hierarchy. For the six months ended April 30, 2015, the value of the related collateral exceeded the value of the securities loaned.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2015, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $70,038, of which $1,364 was rebated to borrowers (brokers). The Fund retained $58,300 in income from the cash collateral investment, and SSB, as lending agent, was paid $10,374. Securities lending income is accrued as earned.

K) OTHER — The high yield, fixed income securities in which the fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

M) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the six months ended April 30, 2015, investment advisory fees earned and voluntarily waived were $4,601,210 and $457,680, respectively. Fee waivers and expense reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2015, co-administrative services fees earned by Credit Suisse were $810,366.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $141,173.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2015, the Fund's paid Rule 12b-1 distribution fees of $442,160 for Class A shares, $14,791 for Class B Share and $777,234 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2015, the Fund paid $794,236, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2015, CSSU and its affiliates advised the Fund that they retained $3,394 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 5. Purchases and Sales of Securities

At April 30, 2015, the Fund had loans outstanding under the Credit Facility of $0. During the six months ended April 30, 2015, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate %	Maximum Daily Loan Outstanding	Interest Paid
$455,232	1.378%	$17,500,000	$3,154

For the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments) were $403,862,683 and $394,121,615, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Class B shares are shown but not offered. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	41,189,967	$280,572,690	125,588,944	$872,476,682
Shares issued in reinvestment of dividends and distributions	3,703,616	25,258,617	5,958,795	41,305,420
Shares redeemed	(39,216,005)	(266,503,171)	(61,807,152)	(428,438,198)
Net increase	5,677,578	$39,328,136	69,740,587	$485,343,904
	Class A
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	19,394,087	$132,176,837	34,647,617	$241,904,516
Shares issued in reinvestment of dividends and distributions	911,411	6,247,771	2,232,878	15,565,228
Shares redeemed net of redemption fees	(19,600,087)	(133,942,250)	(50,363,479)	(350,986,465)
Net increase (decrease)	705,411	$4,482,358	(13,482,984)	$(93,516,721)

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

	Class B
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	828	$10,543	—	$—
Shares issued in reinvestment of dividends and distributions	3,481	23,909	13,147	92,023
Shares redeemed net of redemption fees	(185,839)	(1,277,631)	(118,815)	(830,010)
Net decrease	(181,530)	$(1,243,179)	(105,668)	$(737,987)
	Class C
	For the Six Months Ended April 30, 2015 (unaudited)		For the Year Ended October 31, 2014
	Shares	Value	Shares	Value
Shares sold	1,391,762	$9,635,239	7,657,514	$53,635,367
Shares issued in reinvestment of dividends and distributions	267,474	1,837,671	528,231	3,691,123
Shares redeemed net of redemption fees	(5,002,794)	(34,316,146)	(7,548,814)	(52,713,051)
Net increase (decrease)	(3,343,558)	$(22,843,236)	636,931	$4,613,439

On April 30, 2015, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	51%
Class A	3	71%
Class B	3	54%
Class C	4	65%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement for the Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on November 17 and 18, 2014, considered the following factors:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million (the "Contractual Advisory Fee") for the Fund in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the voluntary fee waivers currently in place for the Fund and considered the actual fee rate of 0.558% paid by the Fund after taking waivers and breakpoints into account (the "Net Advisory Fee") during the twelve months ended September 30, 2014. The Board acknowledged that voluntary fee waivers could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe. The Board also received and considered information regarding the co-administration fees paid by the Fund.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Fund Performance

The Board received and considered performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board also considered Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Accordingly, the Board considered whether the breakpoints in the Fund's advisory fee structure were appropriate and reasonable taking into consideration economies

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

The Board considered the standards applied in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse as part of the annual re-approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  Although the Contractual Advisory Fee was above the median of the Expense Group, the Board considered the fees to be reasonable, recognizing that the Net Advisory Fee was below the median of the Expense Group.

•  Performance information was shown for the one, two and three year periods ended August 31, 2014. The Fund's performance was below the median of its Performance Group for all periods, and was above the median of its Performance Universe for all periods.

Credit Suisse Floating Rate High Income Fund
Board Approval of Advisory Agreement (unaudited) (continued)

•  The Board was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees, Credit Suisse's profitability based on fees payable under the Advisory Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Floating Rate High Income Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2015.

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) INC, DISTRIBUTOR.  FLHI-SAR-0415

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2015
  (unaudited)

■  CREDIT SUISSE
VOLARIS US STRATEGIES FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at One Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report
April 30, 2015 (unaudited)

June 26, 2015

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Volaris US Strategies Fund (the "Fund"), for the six-month period ended April 30, 2015.

Performance Summary
11/1/2014 – 04/30/2015

Fund & Benchmark	Performance
Class I1	0.14%
Class A1,2	0.04%
Class C1,2	0.45%
S&P 500 Total Return Index[3]	4.40%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review

In the six-month period ended April 30, 2015 the S&P 500 returned 4.40%.

During November, the persistent rise of the S&P 500 Index led realized volatility to fall to low single digit levels — accompanied by a gradual decline in the Chicago Board Options Exchange Market Volatility Index ("VIX").

An accelerating decline in oil prices brought down the S&P 500 Energy Sector Index, which helped drag the S&P 500 Index down in the first half of December. Following dovish statements by the Federal Reserve ("FED"), S&P 500 rose approximately 6% from its mid-month lows to achieve its all-time high value on December 29, 2014. This sharp reversal was associated with the short-term (5-day) volatility rising above 25% on an annualized basis. Lower liquidity and an absence of dealer activity also contributed to rising VIX levels at the end of December.

The interwoven effects of oil volatility, central bank actions, and mixed economic numbers resulted in a series of sentiment and market shifts in January. At the end of the month, crude fell to its lowest value since March 2009 and the S&P 500 Index ended the month 3.1% lower than December.

In February, the S&P 500 Index rose 5.48%. The rapid descent of oil prices halted and the market shrugged off mixed economic numbers, perceiving the Fed meeting minutes to be dovish by their acknowledgement of the global disinflationary trend.

1

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

After achieving a record high closing value on the second day of March, the S&P 500 fell 3.64% to its low on March 11th. This move was due to the worries about the implications of a strong US Dollar on corporate earnings and uncertainty surrounding impending rate action by the Fed. Although the Index bounced back up 3.30% on March 20th, it retreated toward the month end.

Over the month of April, the mild rise of the Index amid mixed economic numbers was punctuated by two days of downturns exceeding 1%. On April 17th, it dropped amid concerns about Chinese growth and the government regulation to limit over-the-counter trading on margin, and on April 30th, it dropped after the FED acknowledged an economic slowdown without providing any new guidance on rates.

Strategic Review and Outlook:

For the semiannual period ended April 30, 2015, the Fund's Class I shares returned .14% vs. a return of 4.40% for the S&P 500 Index. This underperformance was driven by a surge in hedging costs in both the tail-risk-hedging and the opportunistic return seeking components. Additionally the fixed income component underperformed the funding costs to maintain market exposure.

The Fund consistently provides long S&P 500 exposure and a tail risk hedge. The Fund will opportunistically provide a potential yield enhancement component as well.

While volatility remains subdued, we remain cautious for short term increases as the equity markets adjust to a post quantitative easing world with a rate hike potential.

The Credit Suisse Volaris Investment Group

Vivek Kapoor
Timothy Knowles

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

2

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

The use of alternative assets and strategies entails substantial risks, including risk of loss principal, credit risk, derivatives risk, equity exposure risk, exchange traded funds risk, fixed income risk, futures contracts risk, hedged exposure risk, index/tracking error risk, interest rate risk, leveraging risk, market risk, options risk, short positions risk, strategy risk, speculative exposure risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2015; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was negative 5.24%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was negative 1.37%.

3   The Standard & Poor's 500 Total Return Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors. The index does not have transaction costs and investors may not invest directly in the index.

3

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Average Annual Returns as of April 30, 20151

	1 year	Since Inception[2]
Class I	7.30%	7.40%
Class A Without Sales Charge	7.10%	7.12%
Class A With Maximum Sales Charge	1.46%	1.96%
Class C Without CDSC	6.18%	6.27%
Class C With CDSC	5.20%	5.36%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 2.21% for Class I shares, 2.46% for Class A shares and 3.21% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2016.

2  Inception Date March 31, 2014.

4

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six-months ended April 30, 2015.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

•  Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

5

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2015

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,001.40	$1,000.40	$995.50
Expenses Paid per $1,000*	$6.45	$7.69	$11.38
Hypothetical 5% Fund Return
Beginning Account Value 11/01/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/15	$1,018.35	$1,017.11	$1,013.39
Expenses Paid per $1,000*	$6.51	$7.75	$11.48
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's prospectus.

6

Credit Suisse Volaris US Strategies Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2015 (unaudited)

Sector Breakdown*

United States Agency Obligations	85.35%
Short-term Investment[1]	7.48
Options Purchased	7.17
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

1  Primarily reflects cash invested in State Street Bank and Trust Co. Euro Time Deposit, for which the purchases of securities have been executed but not yet settled at April 30, 2015, if applicable.

7

Credit Suisse Volaris US Strategies Fund
Schedule of Investments
April 30, 2015 (unaudited)

Number of Contracts		Value
OPTIONS PURCHASED (7.3%)
Call Purchased Options (4.6%)
135	S&P 500 Index, Strike @ $2,000, expires 05/15/15	$1,202,850
1	S&P 500 Index, Strike @ $2,085, expires 05/15/15	2,195
13	S&P 500 Index, Strike @ $2,085, expires 05/29/15	37,050
1	S&P 500 Index, Strike @ $2,090, expires 05/15/15	1,910
2	S&P 500 Index, Strike @ $2,090, expires 06/19/15	7,240
2	S&P 500 Index, Strike @ $2,095, expires 05/15/15	3,270
5	S&P 500 Index, Strike @ $2,095, expires 06/19/15	16,675
6	S&P 500 Index, Strike @ $2,100, expires 05/15/15	8,370
8	S&P 500 Index, Strike @ $2,100, expires 06/19/15	24,520
7	S&P 500 Index, Strike @ $2,105, expires 05/15/15	8,085
4	S&P 500 Index, Strike @ $2,105, expires 05/22/15	6,000
6	S&P 500 Index, Strike @ $2,105, expires 05/29/15	10,800
13	S&P 500 Index, Strike @ $2,110, expires 05/08/15	7,800
21	S&P 500 Index, Strike @ $2,110, expires 05/15/15	19,845
1	S&P 500 Index, Strike @ $2,110, expires 06/19/15	2,545
2	S&P 500 Index, Strike @ $2,115, expires 05/15/15	1,520
3	S&P 500 Index, Strike @ $2,115, expires 05/22/15	3,300
2	S&P 500 Index, Strike @ $2,115, expires 05/29/15	2,700
102	S&P 500 Index, Strike @ $2,200, expires 05/22/15	2,295
49	S&P 500 Index, Strike @ $2,200, expires 06/19/15	7,645
74	S&P 500 Index, Strike @ $2,205, expires 06/19/15	10,788
100	S&P 500 Index, Strike @ $2,210, expires 05/29/15	2,250
100	S&P 500 Index, Strike @ $2,210, expires 06/12/15	8,250
99	S&P 500 Index, Strike @ $2,215, expires 06/05/15	3,960
46	S&P 500 Index, Strike @ $2,260, expires 05/15/15	345
49	S&P 500 Index, Strike @ $2,270, expires 06/19/15	980
49	S&P 500 Index, Strike @ $2,290, expires 07/17/15	2,083
20	S&P 500 Index, Strike @ $2,300, expires 06/19/15	400
		1,405,671
Put Purchased Options (2.7%)
102	S&P 500 Index, Strike @ $1,700, expires 05/15/15	1,785
110	S&P 500 Index, Strike @ $1,710, expires 06/19/15	15,950
110	S&P 500 Index, Strike @ $1,730, expires 07/17/15	50,050
20	S&P 500 Index, Strike @ $1,800, expires 06/19/15	6,050
100	S&P 500 Index, Strike @ $1,855, expires 06/12/15	36,500
120	S&P 500 Index, Strike @ $1,860, expires 06/19/15	60,000
102	S&P 500 Index, Strike @ $1,880, expires 05/22/15	14,280
100	S&P 500 Index, Strike @ $1,880, expires 05/29/15	21,500
99	S&P 500 Index, Strike @ $1,900, expires 06/05/15	40,590
32	S&P 500 Index, Strike @ $2,040, expires 05/15/15	30,080
8	S&P 500 Index, Strike @ $2,050, expires 06/19/15	24,680
1	S&P 500 Index, Strike @ $2,065, expires 05/15/15	1,525
5	S&P 500 Index, Strike @ $2,070, expires 06/19/15	18,600
8	S&P 500 Index, Strike @ $2,070, expires 07/17/15	39,680
26	S&P 500 Index, Strike @ $2,075, expires 05/08/15	35,100

See Accompanying Notes to Financial Statements.
8

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

Number of Contracts					Value
OPTIONS PURCHASED
Put Purchased Options
2	S&P 500 Index, Strike @ $2,075, expires 05/15/15				$3,670
3	S&P 500 Index, Strike @ $2,075, expires 05/22/15				7,613
7	S&P 500 Index, Strike @ $2,080, expires 06/05/15				24,142
1	S&P 500 Index, Strike @ $2,085, expires 05/22/15				2,561
25	S&P 500 Index, Strike @ $2,090, expires 05/22/15				75,000
7	S&P 500 Index, Strike @ $2,090, expires 05/29/15				23,800
25	S&P 500 Index, Strike @ $2,090, expires 06/12/15				105,000
23	S&P 500 Index, Strike @ $2,095, expires 05/29/15				82,800
25	S&P 500 Index, Strike @ $2,110, expires 06/05/15				118,750
					839,706
TOTAL OPTIONS PURCHASED (Cost $2,418,835)					2,245,377
Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES AGENCY OBLIGATIONS (86.4%)
$6,599	United States Treasury Bills	(AA+, Aaa)	05/07/15	0.057	6,598,937
7,095	United States Treasury Bills[2]	(AA+, Aaa)	06/25/15	0.075	7,094,142
7,289	United States Treasury Bills	(AA+, Aaa)	09/17/15	0.146	7,288,504
5,740	United States Treasury Bills[2]	(AA+, Aaa)	12/10/15	0.151	5,737,153
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $26,712,639)					26,718,736
SHORT-TERM INVESTMENT (7.6%)
2,340	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,340,000)		05/01/15	0.010	2,340,000
TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $31,471,474)					31,304,113
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)					(394,239)
NET ASSETS (100.0%)					$30,909,874

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. (Moody's) are unaudited.

2  At April 30, 2015, $10,092,654 in these securities have been pledged, as collateral for open written options.

See Accompanying Notes to Financial Statements.
9

Credit Suisse Volaris US Strategies Fund
Schedule of Investments (continued)
April 30, 2015 (unaudited)

Option Contracts

Number of Contracts	Call Written Options	Expiration Date	Premiums Received	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
26	S&P 500 Index, Strike @ $2,075	05/08/15	$84,111	$(61,100)	$23,011
32	S&P 500 Index, Strike @ $2,040	05/15/15	165,570	(173,760)	(8,190)
1	S&P 500 Index, Strike @ $2,065	05/15/15	4,487	(3,515)	972
2	S&P 500 Index, Strike @ $2,075	05/15/15	7,184	(5,640)	1,544
3	S&P 500 Index, Strike @ $2,075	05/22/15	9,199	(9,199)	—
1	S&P 500 Index, Strike @ $2,085	05/22/15	2,779	(2,779)	—
25	S&P 500 Index, Strike @ $2,090	05/22/15	92,485	(56,250)	36,235
7	S&P 500 Index, Strike @ $2,090	05/29/15	23,904	(17,850)	6,054
23	S&P 500 Index, Strike @ $2,095	05/29/15	81,987	(52,900)	29,087
7	S&P 500 Index, Strike @ $2,080	06/05/15	24,340	(24,340)	—
25	S&P 500 Index, Strike @ $2,110	06/05/15	85,014	(47,500)	37,514
25	S&P 500 Index, Strike @ $2,090	06/12/15	96,780	(80,000)	16,780
20	S&P 500 Index, Strike @ $1,800	06/19/15	618,884	(568,800)	50,084
8	S&P 500 Index, Strike @ $2,050	06/19/15	46,427	(49,720)	(3,293)
5	S&P 500 Index, Strike @ $2,070	06/19/15	23,984	(24,250)	(266)
8	S&P 500 Index, Strike @ $2,070	07/17/15	48,869	(47,280)	1,589
					$191,121
Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
13	S&P 500 Index, Strike @ $2,110	05/08/15	$26,389	$(40,300)	$(13,911)
135	S&P 500 Index, Strike @ $2,000	05/15/15	1,136,982	(57,375)	1,079,607
1	S&P 500 Index, Strike @ $2,085	05/15/15	2,987	(2,205)	782
1	S&P 500 Index, Strike @ $2,090	05/15/15	3,129	(2,430)	699
2	S&P 500 Index, Strike @ $2,095	05/15/15	7,112	(5,300)	1,812
6	S&P 500 Index, Strike @ $2,100	05/15/15	17,112	(17,430)	(318)
7	S&P 500 Index, Strike @ $2,105	05/15/15	22,450	(22,225)	225
21	S&P 500 Index, Strike @ $2,110	05/15/15	59,849	(72,555)	(12,706)
2	S&P 500 Index, Strike @ $2,115	05/15/15	4,468	(7,540)	(3,072)
102	S&P 500 Index, Strike @ $2,030	05/22/15	161,671	(122,400)	39,271
4	S&P 500 Index, Strike @ $2,105	05/22/15	10,677	(15,000)	(4,323)
3	S&P 500 Index, Strike @ $2,115	05/22/15	7,042	(13,050)	(6,008)
100	S&P 500 Index, Strike @ $2,030	05/29/15	157,921	(155,000)	2,921
13	S&P 500 Index, Strike @ $2,085	05/29/15	65,445	(40,950)	24,495
6	S&P 500 Index, Strike @ $2,105	05/29/15	18,685	(24,600)	(5,915)
2	S&P 500 Index, Strike @ $2,115	05/29/15	5,768	(9,300)	(3,532)
99	S&P 500 Index, Strike @ $2,050	06/05/15	148,826	(237,600)	(88,774)
100	S&P 500 Index, Strike @ $2,020	06/12/15	176,377	(205,000)	(28,623)
49	S&P 500 Index, Strike @ $1,955	06/19/15	150,805	(61,005)	89,800
2	S&P 500 Index, Strike @ $2,090	06/19/15	9,794	(8,960)	834
5	S&P 500 Index, Strike @ $2,095	06/19/15	22,635	(23,500)	(865)
8	S&P 500 Index, Strike @ $2,100	06/19/15	36,210	(39,400)	(3,190)
1	S&P 500 Index, Strike @ $2,110	06/19/15	3,884	(5,410)	(1,526)
20	S&P 500 Index, Strike @ $2,300	06/19/15	384,584	(436,700)	(52,116)
49	S&P 500 Index, Strike @ $1,980	07/17/15	151,777	(127,890)	23,887
					$1,039,454
Net Unrealized Appreciation (Depreciation)					$1,230,575
See Accompanying Notes to Financial Statements.
10

Credit Suisse Volaris US Strategies Fund
Statement of Assets and Liabilities
April 30, 2015 (unaudited)

Assets
Investments at value (Cost $31,471,474) (Note 2)	$31,304,113
Cash	702
Cash segregated at brokers for written options (Note 2)	2,665,773
Receivable for investments sold	53,800
Prepaid expenses	32,002
Total assets	34,056,390
Liabilities
Investment advisory fee payable (Note 3)	7,190
Administrative services fee payable (Note 3)	6,455
Shareholder servicing/Distribution fee payable (Note 3)	1,552
Outstanding written options, at value (Proceeds $4,208,583) (Note 2)	2,978,008
Payable for investments purchased	60,661
Trustees' fee payable	7,810
Offering costs (Note 3)	1,177
Accrued expenses	83,663
Total liabilities	3,146,516
Net Assets
Capital stock, $.001 par value (Note 6)	3,088
Paid-in capital (Note 6)	30,884,812
Accumulated net investment loss	(220,040)
Accumulated net realized loss on investments and written options	(821,200)
Net unrealized appreciation from investments and written options	1,063,214
Net assets	$30,909,874
I Shares
Net assets	$26,606,805
Shares outstanding	2,656,658
Net asset value, offering price and redemption price per share	$10.02
A Shares
Net assets	$3,226,820
Shares outstanding	323,130
Net asset value and redemption price per share	$9.99
Maximum offering price per share (net asset value/(1-5.25%))	$10.54
C Shares
Net assets	$1,076,249
Shares outstanding	108,690
Net asset value, offering price and redemption price per share	$9.90

See Accompanying Notes to Financial Statements.
11

Credit Suisse Volaris US Strategies Fund
Statement of Operations
For the Six Months Ended April 30, 2015 (unaudited)

Investment Income (Note 2)
Interest	$8,349
Total investment income	8,349
Expenses
Investment advisory fees (Note 3)	147,274
Administrative services fees (Note 3)	60,318
Shareholder servicing/Distribution fees (Note 3)
Class A	3,625
Class C	5,333
Offering costs (Note 3)	28,895
Audit and tax fees	19,169
Legal fees	17,372
Registration fees	16,131
Trustees' fees	14,089
Printing fees (Note 3)	10,619
Custodian fees	7,571
Transfer agent fees (Note 3)	1,244
Insurance expense	416
Commitment fees (Note 4)	250
Miscellaneous expense	2,699
Total expenses	335,005
Less: fees waived (Note 3)	(134,592)
Net expenses	200,413
Net investment loss	(192,064)
Net Realized and Unrealized Gain (Loss) from Investments and Written Options
Net realized gain from investments	89
Net realized loss from written options	(1,120,051)
Net change in unrealized appreciation (depreciation) from investments	(1,447,834)
Net change in unrealized appreciation (depreciation) from written options	2,809,844
Net realized and unrealized gain from investments and written options	242,048
Net increase in net assets resulting from operations	$49,984

See Accompanying Notes to Financial Statements.
12

Credit Suisse Volaris US Strategies Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2015 (unaudited)	For the Year Ended October 31, 2014[1]
From Operations
Net investment loss	$(192,064)	$(207,216)
Net realized gain (loss) from investments and written options	(1,119,962)	2,489,213
Net change in unrealized appreciation (depreciation) from investments and written options	1,362,010	(298,796)
Net increase in net assets resulting from operations	49,984	1,983,201
From Distributions
Distributions from net realized gains
Class I	(1,782,651)	—
Class A	(154,602)	—
Class C	(76,259)	—
Net decrease in net assets resulting from distributions	(2,013,512)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	2,451,571	26,509,000
Reinvestment of distributions	2,013,208	—
Net asset value of shares redeemed	(78,885)	(4,693)
Net increase in net assets from capital share transactions	4,385,894	26,504,307
Net increase in net assets	2,422,366	28,487,508
Net Assets
Beginning of period	28,487,508	—
End of period	$30,909,874	$28,487,508
Accumulated net investment loss	$(220,040)	$(27,976)

1  For the period March 31, 2014 (commencement of operations) through October 31, 2014.

See Accompanying Notes to Financial Statements.
13

Credit Suisse Volaris US Strategies Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015 (unaudited)	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$10.79	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.06)	(0.08)
Net gain on investments and written options (both realized and unrealized)	0.05	0.87
Total from investment operations	(0.01)	0.79
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.76)	—
Total dividends and distributions	(0.76)	—
Net asset value, end of period	$10.02	$10.79
Total return[3]	0.14%	7.90%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$26,607	$25,319
Ratio of net expenses to average net assets	1.30%[4]	1.30%[5]
Ratio of net investment loss to average net assets	(1.24)%[4]	(1.28)%[5]
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.91%[4]	1.12%[5]
Portfolio turnover rate	—	—

1  For the period March 31, 2014 (commencement of operations) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Annualized. The non-recurring expenses of offering costs were not annualized.

See Accompanying Notes to Financial Statements.
14

Credit Suisse Volaris US Strategies Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015 (unaudited)	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$10.77	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.07)	(0.09)
Net gain on investments and written options (both realized and unrealized)	0.05	0.86
Total from investment operations	(0.02)	0.77
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.76)	—
Total dividends and distributions	(0.76)	—
Net asset value, end of period	$9.99	$10.77
Total return[3]	0.04%	7.70%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$3,227	$2,092
Ratio of net expenses to average net assets	1.55%[4]	1.55%[5]
Ratio of net investment loss to average net assets	(1.49)%[4]	(1.53)%[5]
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.91%[4]	1.12%[5]
Portfolio turnover rate	—	—

1  For the period March 31, 2014 (commencement of operations) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Annualized. The non-recurring expenses of offering costs were not annualized.

See Accompanying Notes to Financial Statements.
15

Credit Suisse Volaris US Strategies Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2015 (unaudited)	For the Period Ended October 31, 2014[1]
Per share data
Net asset value, beginning of period	$10.72	$10.00
INVESTMENT OPERATIONS
Net investment loss[2]	(0.11)	(0.14)
Net gain on investments and written options (both realized and unrealized)	0.05	0.86
Total from investment operations	(0.06)	0.72
LESS DIVIDENDS AND DISTRIBUTIONS
Distributions from net realized gains	(0.76)	—
Total dividends and distributions	(0.76)	—
Net asset value, end of period	$9.90	$10.72
Total return[3]	(0.45)%	7.20%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,076	$1,077
Ratio of net expenses to average net assets	2.30%[4]	2.30%[5]
Ratio of net investment loss to average net assets	(2.24)%[4]	(2.28)%[5]
Decrease reflected in above operating expense ratios due to waivers/ reimbursements	0.91%[4]	1.12%[5]
Portfolio turnover rate	—	—

1  For the period March 31, 2014 (commencement of operations) through October 31, 2014.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and assume changes in share price and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

5  Annualized. The non-recurring expenses of offering costs were not annualized.

See Accompanying Notes to Financial Statements.
16

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements
April 30, 2015 (unaudited)

Note 1. Organization

Credit Suisse Volaris US Strategies Fund (the "Fund"), a series of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows Accounting Standard Codification ("ASC") Topic 946 — Financial Services-Investment Companies.

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in

17

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

the value of the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the "Board") to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

18

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Options Purchased	$2,245,377	$—	$—	$2,245,377
United States Agency Obligations	—	26,718,736	—	26,718,736
Short-term Investment	—	2,340,000	—	2,340,000
	$2,245,377	$29,058,736	$—	$31,304,113
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Written Options	$2,978,008	$—	$—	$2,978,008

*Other financial instruments include written options, at value.

The Fund follows Financial Accounting Standards Board ("FASB") amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the six months ended April 30, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2015, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

19

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

Fair Values of Derivative Instruments as of April, 30, 2015.

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Equity Contracts	Purchased options, at value	$2,245,377	Outstanding written options, at value	$2,978,008	*

*Written options are reported at market value.

Effect of Derivative Instruments on the Statement of Operations

	Location	Realized Gain/Loss	Location	Net Unrealized Appreciation (Depreciation)
Equity Contracts	Net realized (loss) from written options	$(1,120,051)	Net change in unrealized appreciation (depreciation) from written options	$2,809,844

The notional amount of written options at the six months ended April 30, 2015 is reflected in the Schedule of Investments. For the six months ended April 30, 2015, the Fund received average monthly premiums of 3,996,086 from written option contracts.

The following table presents by counterparty the Fund's derivative assets net of related collateral held by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Goldman Sachs	$2,245,377	$(2,245,377)	$—	$—	$—

The following table presents by counterparty the Fund's derivative liabilities net of related collateral pledged by the Fund at April 30, 2015:

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Goldman Sachs	$2,978,008	$(2,245,377)	$—	$(732,631)	$—

(a)  Investments, at value (includes purchased and written options).

(b)  The actual collateral received and/or pledged may be more than the amounts shown.

(C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest

20

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

21

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. The Fund's exchanged traded written options are disclosed in the Schedule of Investments. At April 30, 2015, the amount of restricted cash held at brokers was $2,665,773.

For the six months ended April 30, 2015, transactions for written options on securities, interest rate swaps and futures were as follows:

	Number of Contracts	Premium Received
Written Options, outstanding as of October 31, 2014	950	$4,363,709
Options written	6,652	18,798,771
Options closed	(4,972)	(13,135,904)
Options exercised	–	–
Options expired	(1,661)	(5,817,993)
Written Options, outstanding as of April 30, 2015	969	$4,208,583

22

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 2. Significant Accounting Policies

H) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

I) NEW ACCOUNTING PRONOUNCEMENTS — In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

J) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2015, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended April 30, 2015, investment advisory fees earned and fees waived/expenses reimbursed were $147,274 and $134,592, respectively. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or

23

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

expenses were reimbursed by Credit Suisse and the reimbursements do not cause a class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid. This contract may not be terminated before February 28, 2016. Credit Suisse currently contractually waives fees and reimburses expenses so that the Fund's annual operating expenses will not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares.

For the six months ended April 30, 2015, the amounts waived and reimbursed by Credit Suisse, as well as the amounts available for recoupment/potential future recoupment by Credit Suisse and the expiration schedule at April 30, 2015 are as follows:

	Fee waivers/ expense reimbursements subject to repayment	Expires October 31, 2017	Expires October 31, 2018
Class I	$290,134	$173,670	$116,464
Class A	23,315	10,061	13,254
Class C	12,406	7,532	4,874
Totals	$325,855	$191,263	$134,592

Credit Suisse and SSB serve as co-administrators to the Fund. For its co-administrative services, Credit Suisse received a fee calculation at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2015, co-administrative services fees earned by Credit Suisse were $13,255.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2015, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $47,063.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU received fees for its distribution services. These fees were calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net

24

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

assets. For the six months ended April 30, 2015, the Fund paid Rule 12b-1 distribution fees of $3,625 for Class A shares and $5,333 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2015, the Fund paid $206, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2015, CSSU and its affiliates advised the Fund that they retained $0 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

Offering costs, including initial registration cost, were deferred and will be charged to expenses over the Fund's first 12 months of operation. For the six months ended April 30, 2015, $28,895 has been expensed to the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), in an aggregated amount of $200 million for temporary or emergency purposes with SSB under a first come first serve basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2015 and during the six months ended April 30, 2015, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2015, purchases and sales of investment securities (excluding short-term investments and purchased options) were $0 and $1,398,218, respectively.

25

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2015 (unaudited)		For the Period Ended October 31, 2014[1]
	Shares	Value	Shares	Value
Shares sold	126,460	$1,287,129	2,346,983	$23,500,000
Shares issued in reinvestment of dividends and distributions	183,968	1,782,651	—	—
Shares redeemed	(753)	(7,296)	—	—
Net increase	309,675	$3,062,484	2,346,983	$23,500,000
	Class A
	For the Six Months Ended April 30, 2015 (unaudited)		For the Period Ended October 31, 2014[1]
	Shares	Value	Shares	Value
Shares sold	120,294	$1,160,500	194,716	$2,005,000
Shares issued in reinvestment of dividends and distributions	15,988	154,602	—	—
Shares redeemed	(7,403)	(71,588)	(465)	(4,693)
Net increase	128,879	$1,243,514	194,251	$2,000,307
	Class C
	For the Six Months Ended April 30, 2015 (unaudited)		For the Period Ended October 31, 2014[1]
	Shares	Value	Shares	Value
Shares sold	395	$3,941	100,400	$1,004,000
Shares issued in reinvestment of dividends and distributions	7,895	75,955	—	—
Net increase	8,290	$79,896	100,400	$1,004,000

1  For the period March 31, 2014 (commencement of operations) through October 31, 2014.

On April 30, 2015, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders		Approximate Percentage of Outstanding Shares
Class I	1	*	93%
Class A	2	*	100%
Class C	1	*	99%

*This includes the seed money from Merchant Holding, Inc., an affiliate of Credit Suisse.

26

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 6. Capital Share Transactions

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Other Matters

On May 19, 2014, the U.S. Department of Justice (the "Department of Justice") filed a one-count criminal information (the "Information") in the District Court for the Eastern District of Virginia (the "District Court") charging Credit Suisse AG ("CSAG") with conspiracy to commit tax fraud related to accounts CSAG established for cross-border clients. The Department of Justice and CSAG entered into a plea agreement (the "Plea Agreement") settling the action pursuant to which CSAG pleaded guilty to the charge set out in the Information.

The Plea Agreement requires CSAG to pay over $1.8 billion to the U.S. government, including the U.S. Internal Revenue Service. The Plea Agreement also requires CSAG to lawfully undertake certain remedial actions to address the conduct described in the Plea Agreement.

CSAG has entered into other settlements relating to the conduct set out in the Plea Agreement. CSAG has entered into a Consent Order with the Federal Reserve Board (the "Federal Reserve") to resolve certain findings by the Federal Reserve, including that the activities of CSAG regarding opening of foreign accounts for U.S. taxpayers, provision of investment services to U.S. clients, and operation of CSAG's New York representative office prior to 2009 lacked adequate enterprise-wide risk management and compliance policies and procedures sufficient to ensure that all of its activities comply with U.S. laws and regulations. In addition, CSAG has entered into a Consent Order with the New York State Department of Financial Services (the "DFS") to resolve the DFS's investigation into the conduct described in the Plea Agreement. The settlement with the Federal Reserve requires CSAG to pay $100 million to the Federal Reserve, and the settlement with the DFS requires CSAG to pay $715 million to the DFS.

27

Credit Suisse Volaris US Strategies Fund
Notes to Financial Statements (continued)
April 30, 2015 (unaudited)

Note 8. Other Matters

These settlements follow a settlement by Credit Suisse Group AG ("CS Group"), the parent company of CSAG, with the Securities and Exchange Commission (the "Commission") on February 21, 2014 to resolve an investigation by the Commission into solicitation and provision of broker-dealer and investment advisory services to certain U.S. cross-border clients by CS Group while not registered with the Commission as a broker-dealer or investment adviser. As part of the settlement, CS Group retained an independent consultant to evaluate its policies and procedures and examine its broker-dealer and investment adviser activities to fully verify that the business that was the subject of the Commission investigation has been completely exited. CS Group also agreed to pay $196,511,014, which includes $82,170,990 in disgorgement, $64,340,024 in interest and a $50,000,000 penalty.

CSAG is the indirect parent company of Credit Suisse and CSSU. Neither Credit Suisse, CSSU nor the Fund was named in the Plea Agreement (as defined above) or other settlements relating to the conduct set out in the Plea Agreement. The conduct set out in the Plea Agreement did not involve the Fund, Credit Suisse or CSSU with respect to its investment adviser and distribution activities relating to the Fund.

Credit Suisse, CSSU and certain of their affiliates have received a permanent exemptive order from the Commission to permit them to continue serving as investment advisers and principal underwriters for U.S.-registered investment companies, such as the Fund. Due to a provision in the law governing the operation of U.S.-registered investment companies, they would otherwise have become ineligible to perform these activities as a result of the plea in the Plea Agreement. The permanent exemptive order permits Credit Suisse and CSSU to continue to provide services to the Fund, so long as, among other things, no current or former employee of CSAG or any affiliate of CSAG who previously has been or who subsequently may be identified by CSAG or any U.S. or non-U.S. regulatory or enforcement agencies as having been responsible for the conduct described in the Plea Agreement will be employed by Credit Suisse and certain of its affiliates. Credit Suisse and CSSU have informed the Fund that, Credit Suisse and CSSU believe the Settlements will not have any material impact on the Fund or on the ability of Credit Suisse or CSSU to perform services for the Fund.

On November 21, 2014, at the sentencing hearing, the District Court accepted and implemented the sentence as set out in the Plea Agreement. The District Court imposed no additional conditions beyond those contained in the Plea Agreement.

28

Credit Suisse Volaris US Strategies Fund
Board Approval of Advisory Agreement (unaudited)

Credit Suisse Volaris Alternative Equity Fund (the "Fund") is a new series of Credit Suisse Opportunity Funds (the "Trust"). In approving the Amended and Restated Investment Advisory Agreement with respect to the Fund (the "Advisory Agreement"), the Board of Trustees (the "Board") of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees"), at a meeting held on February 18, 2014, considered the factors set at below.

The Investment Advisory Agreement was approved for an initial term of two years with respect to the Fund.

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the proposed contractual advisory fee rate of 1.00% of the Fund's average daily net assets (the "Gross Advisory Fee") for the Fund in light of the extent and quality of the proposed advisory services that would be provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also considered that Credit Suisse would enter into an expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses (with certain exceptions) to 1.50%, 2.25% and 1.25% of the average daily net assets of Class A, Class C and Class I, respectively, for at least the first year of Fund operations.

Additionally, the Board received and considered information used to compare the Fund's proposed Gross Advisory Fee and the Fund's estimated net total expenses with those of funds in the relevant expense group ("Expense Group") provided by an independent provider of investment company data. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information about the Fund's proposed objective, principal strategies, principal risks and Credit Suisse's distribution strategy for the Fund. The Board received and considered information regarding the nature, extent and quality of services that would be provided to the Fund by Credit Suisse under the proposed Advisory Agreement. The Board took into account all materials provided and presentations made to the Board at the February 18, 2014 meeting and at other meetings throughout the year. The Board also noted information received at meetings throughout the year related to the services rendered by Credit Suisse to other funds. The Board

29

Credit Suisse Volaris US Strategies Fund
Board Approval of Advisory Agreement (unaudited) (continued)

reviewed background information about Credit Suisse. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention that was expected to be given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals including research, advisory, and supervisory personnel.

Fund Performance

There was no Fund performance information provided since the Fund had not commenced investment operations.

Credit Suisse Profitability

There was no profitability analysis since the Fund had not commenced investment operations.

Economies of Scale

The Board considered information regarding whether there could be economies of scale with respect to the management of the Fund and whether the Fund could appropriately benefit from any economies of scale. Accordingly, the Board considered whether breakpoints in the Fund's proposed advisory fee structure would be appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits expected to be received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to Credit Suisse and an affiliate of Credit Suisse for co-administration and distribution services, respectively.

30

Credit Suisse Volaris US Strategies Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Other Factors and Broader Review

The Board reviewed and assessed the quality of the services that Credit Suisse provides to other Credit Suisse funds throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports, and Credit Suisse's compliance procedures for other Credit Suisse funds. The Board would receive similar reports with respect to the Fund.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board determined the fees to be reasonable.

The Board was satisfied with the proposed nature, extent and quality of the investment advisory services that would be provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services that would be provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

31

Credit Suisse Volaris US Strategies Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

32

Credit Suisse Volaris US Strategies Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of April 30, 2015.

33

Credit Suisse Volaris US Strategies Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

34

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  VAF-SAR-0415

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, One Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)      Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: July 1, 2015

/s/ Rocco DelGuercio
Name: Rocco DelGuercio
Title: Chief Financial Officer and Treasurer
Date: July 1, 2015